                                    [LOGO]


                                COLUMBIA FUNDS

                              1998 ANNUAL REPORT



                          COLUMBIA COMMON STOCK FUND
          -----------------------------------------------------------
                             COLUMBIA GROWTH FUND
          -----------------------------------------------------------
                       COLUMBIA INTERNATIONAL STOCK FUND
          -----------------------------------------------------------
                             COLUMBIA SPECIAL FUND
          -----------------------------------------------------------
                            COLUMBIA SMALL CAP FUND
          -----------------------------------------------------------
                       COLUMBIA REAL ESTATE EQUITY FUND
          -----------------------------------------------------------
                            COLUMBIA BALANCED FUND
          -----------------------------------------------------------
                   COLUMBIA U.S. GOVERNMENT SECURITIES FUND
          -----------------------------------------------------------
                     COLUMBIA FIXED INCOME SECURITIES FUND
          -----------------------------------------------------------
                         COLUMBIA MUNICIPAL BOND FUND
          -----------------------------------------------------------
                           COLUMBIA HIGH YIELD FUND
          -----------------------------------------------------------
                         COLUMBIA DAILY INCOME COMPANY

DEAR COLUMBIA INVESTOR:

We are pleased to present the 1998 Columbia Funds Annual Report. Inside you will find updated financial information and summaries of each Fund's investment activity for the year, along with a chart illustrating the growth of a hypothetical investment, compared to each Fund's industry benchmark.

The "Overview of the Markets" on page one summarizes stock and bond market activity during 1998. Themes and strategies used during the year to meet the objectives of each Fund are also described. We hope that you find this information helpful as you evaluate the performance of your investments.

As always, we appreciate the confidence and trust you have placed in Columbia Funds, and we look forward to helping you achieve your investment goals in the months and years to come.

Sincerely,

    [SIGNATURE]                         [SIGNATURE]
John A. Kemp                            Thomas L. Thomsen
CHAIRMAN AND CHIEF EXECUTIVE OFFICER    PRESIDENT AND CHIEF INVESTMENT OFFICER
COLUMBIA FUNDS MANAGEMENT COMPANY       COLUMBIA FUNDS MANAGEMENT COMPANY

       THE FRONT COVER FEATURES A PHOTOGRAPH OF THE 81-YEAR OLD VISTA HOUSE, PERCHED ATOP CROWN POINT AT THE MOUTH OF THE COLUMBIA RIVER GORGE. THE PHOTO WAS TAKEN IN OREGON, LOOKING ACROSS TO WASHINGTON
      STATE.

                               TABLE OF CONTENTS
       -----------------------------------------------------------------

                        ANNUAL REPORT, DECEMBER 31, 1998

AN OVERVIEW OF THE MARKETS.....................................................1
COLUMBIA COMMON STOCK FUND
  Investment Review............................................................3
  Financial Highlights........................................................15
  Schedule of Investments.....................................................27
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................72
COLUMBIA GROWTH FUND
  Investment Review............................................................4
  Financial Highlights........................................................16
  Schedule of Investments.....................................................29
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................72
COLUMBIA INTERNATIONAL STOCK FUND
  Investment Review............................................................5
  Financial Highlights........................................................17
  Schedule of Investments.....................................................31
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................72
COLUMBIA SPECIAL FUND
  Investment Review............................................................6
  Financial Highlights........................................................18
  Schedule of Investments.....................................................34
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................73
COLUMBIA SMALL CAP FUND
  Investment Review............................................................7
  Financial Highlights........................................................19
  Schedule of Investments.....................................................36
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................73
COLUMBIA REAL ESTATE EQUITY FUND
  Investment Review............................................................8
  Financial Highlights........................................................20
  Schedule of Investments.....................................................39
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................73
COLUMBIA BALANCED FUND
  Investment Review............................................................9
  Financial Highlights........................................................21
  Schedule of Investments.....................................................40
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................74

COLUMBIA U.S. GOVERNMENT SECURITIES FUND
  Investment Review...........................................................10
  Financial Highlights........................................................22
  Schedule of Investments.....................................................46
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................74
COLUMBIA FIXED INCOME SECURITIES FUND
  Investment Review...........................................................11
  Financial Highlights........................................................23
  Schedule of Investments.....................................................47
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................74
COLUMBIA MUNICIPAL BOND FUND
  Investment Review...........................................................12
  Financial Highlights........................................................24
  Schedule of Investments.....................................................51
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................75
COLUMBIA HIGH YIELD FUND
  Investment Review...........................................................13
  Financial Highlights........................................................25
  Schedule of Investments.....................................................59
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................75
COLUMBIA DAILY INCOME COMPANY
  Investment Review...........................................................14
  Financial Highlights........................................................26
  Schedule of Investments.....................................................63
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................75
NOTES TO FINANCIAL STATEMENTS.................................................76

                                 COLUMBIA FUNDS
                                 P.O. BOX 1350
                            PORTLAND, OR 97207-1350
                                    222-3606
                                 1-800-547-1707
                             WWW.COLUMBIAFUNDS.COM

                           AN OVERVIEW OF THE MARKETS
       -----------------------------------------------------------------

A LOOK BACK AT 1998

1998 was an extraordinary year in many respects, most notably in the divergence of returns among different types of investments. Volatility and uncertainty characterized the markets, especially in the latter half of the year. Stock investors took a wild ride as the S&P 500 rose 17.71% in the first half, then fell 14.46% in the month of August, only to recover the year's gains and finish up 28.58% for the full year. This marked an unprecedented fourth consecutive year of greater than 20% returns for U.S. equity markets.

Although market breadth improved in the fourth quarter, the smaller cap Russell 2000 Index ended the year with a loss of 2.55%. International markets generally performed poorly with the exception of Europe, which rose in anticipation of the benefits of the impending European Monetary Union.

The bond market proved no exception to this pattern of divergent returns. Investors' flight to quality pushed yields on 30-year U.S. Treasuries to their lowest level in 30 years. However, yields on corporate, municipal and mortgage-backed debt barely budged. The difference between rates on bonds issued by the Treasury and those issued by corporations or municipalities remains at historically high levels.

                       YIELD SPREAD: THE DIFFERENCE BETWEEN
                            CORPORATES AND TREASURIES*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         INTEREST RATE %
1/5/90                                               110
1/12/90                                              105
1/19/90                                              105
1/26/90                                              100
2/2/90                                               100
2/9/90                                               100
2/16/60                                              100
2/23/90                                              100
3/2/90                                               100
3/9/90                                                95
3/16/90                                               95
3/23/90                                               95
3/30/90                                               90
4/6/90                                                90
4/13/90                                               90
4/20/90                                               90
4/27/90                                               90
5/4/90                                                90
5/11/90                                               90
5/18/90                                               90
5/25/90                                               90
6/1/90                                                90
6/8/90                                                90
6/15/90                                               90
6/22/90                                               90
6/26/90                                               90
7/6/90                                                90
7/13/90                                               90
7/20/90                                               90
7/27/90                                               90
8/3/90                                                90
8/10/90                                               90
8/17/90                                               90
8/24/90                                               90
8/31/90                                               90
9/7/90                                                90
9/14/90                                               90
9/21/90                                               90
9/28/90                                              100
10/5/90                                              110
10/12/90                                             110
10/19/90                                             115
10/26/90                                             120
11/2/90                                              120
11/9/90                                              120
11/16/90                                             125
11/23/90                                             125
11/30/90                                             125
12/7/90                                              120
12/14/90                                             120
12/21/90                                             120
12/28/90                                             120
1/4/91                                               120
1/11/91                                              120
1/18/91                                              120
1/25/91                                              120
2/1/91                                               115
2/8/91                                               115
2/15/91                                              115
2/22/91                                              110
3/1/91                                               100
3/8/91                                               100
3/15/91                                               95
3/22/91                                               95
3/29/91                                               90
4/5/91                                                90
4/12/91                                               90
4/19/91                                               90
4/26/91                                               90
5/3/91                                                90
5/10/91                                               90
5/17/91                                               90
5/24/91                                               90
5/31/91                                               85
6/7/91                                                85
6/14/91                                               85
6/21/91                                               85
6/28/91                                               85
7/5/91                                                90
7/12/91                                               90
7/19/91                                               90
7/26/91                                               90
8/2/91                                                90
8/9/91                                                90
8/16/91                                               90
8/23/91                                               90
8/30/91                                               90
9/6/91                                                90
9/13/91                                               90
9/20/91                                               90
9/27/91                                               95
10/4/91                                               95
10/11/91                                              95
10/18/91                                              90
10/25/91                                              90
11/1/91                                               90
11/8/91                                               85
11/15/91                                              85
11/22/91                                              85
11/29/91                                              85
12/6/91                                               85
12/13/91                                              85
12/20/91                                              85
12/27/91                                              85
1/3/92                                                85
1/10/92                                               80
1/17/92                                               80
1/24/92                                               80
1/31/92                                               75
2/7/92                                                75
2/14/92                                               70
2/21/92                                               70
2/28/92                                               70
3/6/92                                                70
3/13/92                                               70
3/20/92                                               70
3/27/92                                               73
4/3/92                                                75
4/10/92                                               75
4/17/92                                               78
4/24/92                                               78
5/1/92                                                77
5/8/92                                                69
5/15/92                                               65
5/22/92                                               65
5/29/92                                               65
6/5/92                                                68
6/12/92                                               65
6/19/92                                               65
6/26/92                                               65
7/3/92                                                65
7/10/92                                               64
7/17/92                                               64
7/24/92                                               65
7/31/92                                               67
8/7/92                                                67
8/14/92                                               72
8/21/92                                               75
8/28/92                                               75
9/4/92                                                76
9/11/92                                               76
9/18/92                                               78
9/25/92                                               80
10/2/92                                               77
10/9/92                                               87
10/16/92                                              87
10/23/92                                              87
10/30/92                                              84
11/6/92                                               84
11/13/92                                              81
11/20/92                                              77
11/27/92                                              77
12/4/92                                               76
12/11/92                                              76
12/18/92                                              76
12/25/92                                              76
1/1/93                                                76
1/8/93                                                73
1/15/93                                               71
1/22/93                                               70
1/29/93                                               70
2/5/93                                                70
2/12/93                                               70
2/19/93                                               67
2/26/93                                               67
3/5/93                                                65
3/12/93                                               65
3/19/93                                               66
3/26/93                                               66
4/2/93                                                66
4/9/93                                                67
4/16/93                                               68
4/23/93                                               65
4/30/93                                               65
5/10/93                                               65
5/17/93                                               65
5/24/93                                               65
5/31/93                                               65
6/7/93                                                65
6/14/93                                               65
6/21/93                                               63
6/28/93                                               63
7/6/93                                                63
7/12/93                                               63
7/19/93                                               63
7/26/93                                               62
8/2/93                                                62
8/9/93                                                62
8/16/93                                               60
8/23/93                                               60
8/30/93                                               60
9/6/93                                                62
9/13/93                                               62
9/20/93                                               63
9/27/93                                               65
10/4/93                                               65
10/11/93                                              65
10/18/93                                              65
10/25/93                                              65
11/1/93                                               63
11/8/93                                               63
11/15/93                                              63
11/22/93                                              63
11/29/93                                              63
12/6/93                                               62
12/13/93                                              61
12/20/93                                              61
12/27/93                                              61
1/3/94                                                61
1/10/94                                               57
1/17/94                                               57
1/24/94                                               55
1/31/94                                               53
2/7/94                                                53
2/14/94                                               53
2/21/94                                               53
2/28/94                                               55
3/7/94                                                55
3/14/94                                               57
3/21/94                                               59
3/28/94                                               59
4/4/94                                                59
4/11/94                                               61
4/18/94                                               62
4/25/94                                               62
5/2/94                                                62
5/9/94                                                65
5/16/94                                               65
5/23/94                                               65
5/30/94                                               65
6/6/94                                                65
6/13/94                                               62
6/20/94                                               62
6/27/94                                               58
7/4/94                                                58
7/11/94                                               58
7/18/94                                               58
7/25/94                                               56
8/1/94                                                56
8/8/94                                                56
8/15/94                                               56
8/22/94                                               53
8/29/94                                               53
9/5/94                                                53
9/12/94                                               53
9/19/94                                               52
9/26/94                                               52
10/3/94                                               56
10/10/94                                              56
10/17/94                                              56
10/24/94                                              56
10/31/94                                              56
11/7/94                                               56
11/14/94                                              56
11/21/94                                              59
11/28/94                                              60
12/5/94                                               60
12/12/94                                              63
12/19/94                                              63
12/26/94                                              63
1/3/95                                                63
1/9/95                                                63
1/16/95                                               63
1/23/95                                               60
1/30/95                                               60
2/6/95                                                58
2/13/95                                               58
2/20/95                                               57
2/27/95                                               57
3/6/95                                                57
3/13/95                                               56
3/20/95                                               56
3/27/95                                               56
4/3/95                                                56
4/10/95                                               56
4/17/95                                               54
4/24/95                                               53
5/1/95                                                53
5/8/95                                                49
5/15/95                                               47
5/22/95                                               47
5/30/95                                               52
6/5/95                                                56
6/12/95                                               62
6/19/95                                               62
6/26/95                                               62
7/3/95                                                62
7/10/95                                               62
7/24/95                                               62
7/31/95                                               57
8/7/95                                                57
8/14/95                                               57
8/21/95                                               57
8/28/95                                               56
9/4/95                                                56
9/11/95                                               56
9/18/95                                               58
9/25/95                                               58
10/2/95                                               57
10/9/95                                               57
10/16/95                                              57
10/23/95                                              57
10/30/95                                              62
11/6/95                                               64
11/13/95                                              64
11/20/95                                              64
11/27/95                                              64
12/4/95                                               58
12/11/95                                              58
12/18/95                                              57
1/2/96                                                57
1/8/96                                                55
1/15/96                                               55
1/22/96                                               55
1/29/96                                               55
2/5/96                                                54
2/12/96                                               52
2/19/96                                               52
2/26/96                                               52
3/4/96                                                52
3/11/96                                               52
3/25/96                                               52
4/1/96                                                52
4/8/96                                                52
4/15/96                                               55
4/22/96                                               54
4/29/96                                               51
5/6/96                                                51
5/13/96                                               50
5/20/96                                               50
5/27/96                                               50
6/3/96                                                50
6/10/96                                               50
6/17/96                                               50
6/24/96                                               50
7/1/96                                                50
7/8/96                                                50
7/15/96                                               50
7/22/96                                               50
7/29/96                                               50
8/12/96                                               50
9/3/96                                                50
9/9/96                                                50
9/16/96                                               50
9/23/96                                               50
9/30/96                                               50
10/7/96                                               50
10/14/96                                              50
10/21/96                                              50
10/28/96                                              50
11/4/96                                               50
11/11/96                                              48
11/18/96                                              48
11/25/96                                              50
12/2/96                                               50
12/9/96                                               52
12/16/96                                              53
12/30/96                                              53
1/6/97                                                53
1/13/97                                               52
1/20/97                                               52
1/27/97                                               50
2/3/97                                                50
2/10/97                                               50
2/17/97                                               50
2/24/97                                               49
3/3/97                                                48
3/10/97                                               48
3/17/97                                               52
3/24/97                                               52
3/31/97                                               55
4/14/97                                               55
4/21/97                                               55
4/28/97                                               56
5/5/97                                                58
5/12/97                                               58
5/19/97                                               56
5/26/97                                               54
6/2/97                                                54
6/9/97                                                51
6/16/97                                               51
6/23/97                                               51
7/7/97                                                51
7/14/97                                               51
7/21/97                                               51
7/28/97                                               50
8/4/97                                                50
8/11/97                                               50
8/18/97                                               54
8/25/97                                               56
9/1/97                                                56
9/8/97                                                58
9/15/97                                               58
9/29/97                                               58
10/6/97                                               58
10/13/97                                              59
10/20/97                                              59
10/27/97                                              64
11/3/97                                               72
11/10/97                                              72
11/17/97                                              72
11/24/97                                              70
12/1/97                                               68
12/8/97                                               66
12/15/97                                              66
12/22/97                                              70
12/29/97                                              70
1/5/98                                                70
1/12/98                                               70
1/20/98                                               74
1/26/98                                               74
2/2/98                                                75
2/9/98                                                75
2/17/98                                               70
2/23/98                                               70
3/2/98                                                70
3/9/98                                                67
3/16/98                                               67
3/23/98                                               68
3/30/98                                               68
4/10/98                                               68
4/17/98                                               67
4/24/98                                               67
5/1/98                                                67
5/8/98                                                67
5/15/98                                               68
5/22/98                                               68
5/29/98                                               71
6/5/98                                                75
6/12/98                                               83
6/19/98                                               83
6/26/98                                               84
7/6/98                                                84
7/20/98                                               84
7/27/98                                               84
8/10/98                                               88
8/17/98                                               92
8/24/98                                               96
8/31/98                                              114
9/8/98                                               112
9/14/98                                              112
9/21/98                                              112
9/28/98                                              112
10/5/98                                              112
10/12/98                                             125
10/19/98                                             130
10/26/98                                             130
11/2/98                                              125
11/9/98                                              113
11/16/98                                             110
11/23/98                                             100
11/30/98                                             100
12/4/98                                              108
12/11/98                                             112
Source - Columbia Management Company

      * 10-Year A-rated Industrial Bonds versus 10-Year Treasury Bonds: the higher the plot points, the greater the differences in yields.

In order to calm financial markets and head off the effects of a slower world economy on the U.S., the Federal Reserve lowered short-term interest rates by a total of .75% in three steps during late 1998, leading the markets to stage a spectacular recovery. Technology and Internet stocks, pharmaceutical companies, consumer retailers and communications names were among the best performing sectors in 1998, while commodity, real estate, oils and basic industry stocks lagged for the year.

MARKET OUTLOOK

The outlook for the U.S. economy seems to be more dependent than ever on developments overseas, and conditions in many regions around the world are a cause for concern. While it seems clear that world growth is slowing, it is still difficult to judge how this will affect the domestic economy. It appears likely that there will be continued pressure on U.S. corporate profits stemming from overseas activity in 1999.

We expect U.S. economic growth to slow from the rapid pace of previous years. However, after the concerted efforts of the Federal Reserve and other central banks worldwide to reduce rates, we do not anticipate a recession. These easing actions have steadied financial markets so that share prices have recovered, credit spreads have stabilized and new issue activity has resumed.

Buoyed by low interest rates, consumer spending has grown faster than income recently, generating a negative savings rate. Such strong growth in demand seems unsustainable and consumers may be quick to cut back if their expectations are deflated. Given these concerns, Wall Street earnings estimates for 1999 seem optimistic. The present benign inflation environment, however, leaves the Fed ample room to adjust rates down to reassure investors and refuel consumption.

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------

                        ANALYSTS' 1999 EARNINGS ESTIMATES
                               MAY BE OPTIMISTIC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    (% CHANGE)
1994
Q1                      16.50%
Q2                      15.10%
Q3                      19.80%
Q4                      21.50%
1995
Q1                      22.50%
Q2                      22.00%
Q3                      19.50%
Q4                      13.20%
1996
Q1                      10.40%
Q2                      11.50%
Q3                       9.70%
Q4                      14.20%
1997
Q1                      15.80%
Q2                      11.70%
Q3                      13.00%
Q4                      10.30%
1998
Q1                       5.00%
Q2                       5.10%
Q3                     (7.70%)
Q4 est.                (1.50%)
1999 est.
Q1                       7.20%
Q2                      12.00%
Q3                      23.70%
Q4                      23.80%
Source: I/B/E/S
Inc.

INVESTMENT STRATEGY

Throughout 1998, a narrow universe of growth stocks saw strong price gains, while the broader market lagged, due to ongoing concerns about profit growth. For example, 10 companies in the S&P 500 Index accounted for 43% of its gain. Expectations for moderating growth in the U.S. and around the world lead us to emphasize companies with strong records of delivering solid earnings gains in a more difficult environment. We expect that divergence in earnings and profit growth prospects among various sectors could lead to a continuing gap between the best and worst performing groups over the coming months.

Columbia's focus remains on stocks we expect to be favorably influenced by such investment themes as "Aging of America" and "Technology Age." While we believe the long-term trends underlying the themes remain in place, we are taking a more selective investment approach to groups within the themes. To this end, we are concentrating on industries we expect to benefit from growth in secular spending, which can continue to expand even in a downturn. Therefore, the Funds are positioned with strong weightings in technology, communications and pharmaceutical stocks.

Given our expectations for slower growth, we expect interest rates to remain stable or trend lower. It seems unlikely that the Fed will take action to raise or lower its key rate in the near term until conditions in the U.S. and overseas become clearer. Inflation seems to be under control, and the U.S. budget surplus continues to reduce the government's demand for new funds. In this environment, both nominal and real yields (real yields are interest rates minus inflation) on bonds look particularly attractive.

So that you may evaluate how the Columbia Funds performed given this economic and financial market backdrop, the following pages contain discussions of the Funds' investment activity during 1998, along with graphs illustrating the growth of $10,000 over various time periods. Each Fund compares its performance to a relevant benchmark. Unlike the Funds, however, these benchmark indices are not actively managed and have no operating expenses, portfolio transaction costs or cash flows.

Thank you for your investment in Columbia Funds. We appreciate your confidence and look forward to serving your investment needs in the years to come.

THE INVESTMENT TEAM
COLUMBIA FUNDS
FEBRUARY 1999

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
---------------------------------------------
                                   ---------------------------------------------

                        -- COLUMBIA COMMON STOCK FUND --
                        --------------------------------

In a volatile year for the stock market, Columbia Common Stock Fund returned 26.28% for the 12 months through December 31, 1998. Much of the Fund's performance can be attributed to its gain of 23.30% in a very strong fourth quarter.

Throughout the year, the Fund benefited from a focus on larger capitalization names that offered higher than average earnings potential. We bypassed cyclical issues (stocks that rise quickly when the economy is on the upswing and fall when the economy turns down) and trimmed holdings in REITs and electric and gas utilities. Our continued focus on retail and domestic consumer stocks benefited the portfolio in the fourth quarter, as a series of three Federal Reserve Board short-term interest rate cuts from September 29 to November 17 renewed consumer confidence.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Microsoft Corp.                              4.6
General Electric Co.                         4.0
Pfizer, Inc.                                 3.5
Tyco International Ltd.                      3.1
Warner-Lambert Co.                           2.7
Bristol-Myers Squibb Co.                     2.7
IBM Corp.                                    2.6
MCI Worldcom, Inc.                           2.6
Dayton-Hudson Corp.                          2.4
Philip Morris Cos., Inc.                     2.4

As of December 31, 1998

An emphasis on certain investment themes also played a large role in stock selection, including "The Aging of America," which hinges on opportunities resulting from the aging U.S. population, "Technology Age," which focuses on the increased creation, distribution and manipulation of information and "Value-Added Consolidators," a study of companies that can accelerate earnings growth through synergistic acquisitions. We expect to continue emphasizing "The Aging of America" and "Technology Age" through 1999.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  21.4
Health Care                                 16.6
Finance                                     14.3
Consumer Non-Durables                       10.1
Food & Household Products                    8.6

As of December 31, 1998

Looking forward, we anticipate continuing low inflation, with earnings growth remaining difficult. With this in mind, we continue to favor reasonably valued, domestic-oriented companies that offer more dependable earnings growth prospects.

Emphasizing large, established companies, the Fund currently has a median market capitalization of $29.4 billion and is well diversified with 70 holdings in the portfolio at year-end.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                            CCSF       S&P 500
1 Year                                                                    26.28%        28.58%
5 Years                                                                   20.60%        24.07%
Since Inception                                                           19.19%        19.95%

                                                                 COLUMBIA COMMON
                                                                      STOCK FUND       S&P 500
10/1/91                                                               $10,000.00    $10,000.00
12/31/91                                                              $11,025.00    $10,838.00
12/31/92                                                              $12,126.40    $11,663.86
12/31/93                                                              $14,119.98    $12,839.57
12/31/94                                                              $14,410.85    $13,009.05
12/31/95                                                              $18,855.15    $17,897.86
12/31/96                                                              $22,760.06    $22,007.21
12/31/97                                                              $28,534.28    $29,348.81
12/31/98                                                              $36,028.00    $37,736.00
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------------
                               -------------------------------------------------

                           -- COLUMBIA GROWTH FUND --
                           --------------------------

Columbia Growth Fund gained 30.34% for the year ended December 31, 1998, outperforming the S&P 500, which returned 28.58% for the same period. In a volatile year for the stock market, the Fund maintained its focus on stocks with dependable earnings growth. Throughout the year, investment themes also shaped stock selection, as we targeted issues poised to profit from the aging of America and technological advances around the world. This led to an emphasis in health care and segments of technology and financial stocks.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Microsoft Corp.                              4.5
Cisco Systems, Inc.                          4.0
Abercrombie & Fitch Co.                      3.4
General Electric Co.                         3.2
Pfizer, Inc.                                 3.2
Tyco International Ltd.                      3.0
Bristol-Myers Squibb Co.                     2.8
Warner-Lambert Co.                           2.7
MCI Worldcom, Inc.                           2.5
Safeway, Inc.                                2.3

As of December 31, 1998

With consumer spending and economic growth healthy in the first quarter of the year, the Fund benefited from increased exposure to domestic and consumer issues. By the third quarter, however, fears escalated that consumer spending would wane as individuals saw their wealth decrease with the sharp decline in stock prices. Concerns about a slowdown in spending depressed the Fund's consumer-oriented holdings, such as retail, radio broadcasting and cruise lines. We anticipated the Federal Reserve Board would adopt more stimulative policies, so we maintained and then increased our exposure to these consumer issues.

Responding to fears of an economic slowdown, the Fed lowered rates three times between September 29 and November 17. This, combined with news of fiscal policy changes in Brazil and Japan, rekindled consumer and investor confidence. In the fourth quarter, the Fund's consumer issues advanced sharply, and we further increased exposure to this sector, while purchasing more technology stocks and other higher growth issues. Much of the Fund's one-year return can be attributed to its 25.59% gain in the fourth quarter.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  21.3
Health                                      20.0
Consumer Non-Durables                       14.0
Finance                                     13.0
Food and Household Products                  8.1

As of December 31, 1998

Despite the trend of strong consumer spending, we believe that growth of U.S. corporate earnings and world economies will slow. Accordingly, we will continue to emphasize issues that offer dependable earnings growth in a slowing economy.

                        GROWTH OF $10,000 OVER 20 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                                   CGF        S&P 500
1 Year                                                                          30.34%         28.58%
5 Years                                                                         21.32%         24.07%
10 Years                                                                        18.73%         19.21%
20 Years                                                                        18.90%         17.71%

                                                                  COLUMBIA GROWTH FUND        S&P 500
12/31/78                                                                    $10,000.00     $10,000.00
12/31/79                                                                    $14,057.00     $11,835.00
12/31/80                                                                    $19,662.93     $15,663.62
12/31/81                                                                    $18,996.36     $14,888.27
12/31/82                                                                    $27,841.06     $18,089.25
12/31/83                                                                    $33,815.75     $22,144.86
12/31/84                                                                    $31,928.84     $23,508.99
12/31/85                                                                    $42,168.41     $30,928.42
12/31/86                                                                    $45,086.47     $36,693.48
12/31/87                                                                    $51,732.21     $38,627.23
12/31/88                                                                    $57,324.46     $45,020.03
12/31/89                                                                    $74,000.15     $59,250.86
12/31/90                                                                    $71,550.75     $57,443.71
12/31/91                                                                    $96,064.03     $74,946.81
12/31/92                                                                   $107,418.80     $80,657.76
12/31/93                                                                   $121,393.99     $88,788.06
12/31/94                                                                   $120,629.20     $89,960.06
12/31/95                                                                   $160,412.72    $123,767.05
12/31/96                                                                   $193,778.56    $152,183.97
12/31/97                                                                   $244,781.08    $202,952.54
12/31/98                                                                   $319,144.00    $260,920.00
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------
                                      ------------------------------------------

                    -- COLUMBIA INTERNATIONAL STOCK FUND --
                    ---------------------------------------

Columbia International Stock Fund returned 12.83% for the 12 months ended December 31, 1998. Throughout the year, positions in such growth areas as telecommunications and technology benefited perfor-mance, and we continue to favor them, along with pharmaceuticals.

Despite a strong start, international markets suffered throughout the year, due to the continuing Asian currency crisis and a stalled Japanese economy.

Europe, however, proved to be a bright spot. As European nations geared up to join the European Monetary Union (EMU), the entire region benefited from low interest rates and disciplined fiscal policies.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Aegon NV                                     3.6
Equant NV                                    3.3
Mannesmann AG                                2.9
Glaxo Wellcome plc                           2.5
SmithKline Beecham plc                       2.4
British Telecommunications plc               2.2
Novartis AG                                  2.2
Unicredito Italiano S.p.A                    2.2
Compass Group plc                            2.1
Shimamura Co., Ltd.                          1.9

As of December 31, 1998

During the first two quarters, the Fund's emphasis on Japanese exporters hurt performance. This was offset somewhat as the Fund began to take greater advantage of favorable investment opportunities in Europe, significantly increasing its exposure to the United Kingdom, France, Germany and Spain.

Despite healthy economic activity in the region, European stock markets were affected by world turmoil, as several markets posted declines in the third quarter. The continued troubles in Southeast Asia, stagnation/deflation in Japan and news of troubles in Russia caused investors around the world to shun risk. Latin American countries, and Brazil in particular, felt pressure to devalue currencies.

Sentiment improved in the fourth quarter when Brazil implemented a fiscal reform program and the International Monetary Fund agreed to provide a $41 billion assistance package. While a low exposure to Japan was appropriate for much of the year, the Fund increased its exposure as the yen strengthened against the dollar in October. Although we had reduced our position in financial stocks at the end of the third quarter, the financial stocks we retained in the portfolio rebounded strongly when the markets recovered.

                             COUNTRIES OF EMPHASIS

                                 % of Net Assets
Japan                                       23.3
United Kingdom                              18.0
France                                      10.0
Netherlands                                  8.1
Switzerland                                  7.1
Germany                                      6.4
Italy                                        4.8
Spain                                        4.4

As of December 31, 1998

Looking forward, it is clear that world growth rates are slowing. We will continue to favor European markets we believe still offer considerable opportunity. Japan could surprise the markets with new reform initiatives. However, with consensus opinion calling for continued recession, the outlook in Japan remains uncertain.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                                       MSCI               FT/S&P
                                                                       CISF            EAFE               EURO-PAC
1 Year                                                                 12.83%          20.33%              19.31%
5 Years                                                                 8.50%           9.51%               8.75%
Since Inception                                                        11.79%          11.76%              10.96%

                                                                     COLUMBIA
                                                                   INTERNATIONAL       MSCI               FT/S&P
                                                                    STOCK FUND         EAFE               EURO-PAC
10/1/92                                                                $10,000         $10,000             $10,000
12/31/92                                                               $10,060          $9,623              $9,628
12/31/93                                                               $13,417         $12,794             $12,665
12/31/94                                                               $13,086         $13,825             $13,822
12/31/95                                                               $13,760         $15,422             $15,290
12/31/96                                                               $16,042         $16,403             $16,180
12/31/97                                                               $17,882         $16,740             $16,144
12/31/98                                                               $20,175         $20,147             $19,261
Past Performance is not predictive of future results.
The MSCI EAFE Index will replace the FT/S&P Euro-Pac as the International
Fund's benchmark index because the MSCI EAFE Index is a more commonly recognized index for international funds.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------------
                               -------------------------------------------------

                          -- COLUMBIA SPECIAL FUND --
                          ---------------------------

The Special Fund returned 16.64% for the 12 months ended December 31, 1998. Small and mid-cap stocks struggled throughout the year, as risk-averse investors focused on a narrow group of large cap stocks. However, smaller stocks rebounded when the Federal Reserve Board delivered a series of three short-term interest rate cuts between September 29 and November 17, and investor confidence was rekindled.

                                TOP TEN HOLDINGS

                                 % of Net Assets
American Stores Co.                          4.6
Meyer (Fred), Inc.                           4.4
ResMed, Inc.                                 3.7
Bed, Bath & Beyond, Inc.                     3.0
Abercrombie & Fitch Co.                      2.7
McKesson Corp.                               2.4
Flserv, Inc.                                 2.3
Williams-Sonoma, Inc.                        2.3
Service Corporation Int'l.                   2.1
Cardinal Health, Inc.                        2.1

As of December 31, 1998

Throughout the year, the Fund focused on domestic companies with relatively reliable growth rates. Consumer non-durables, business and consumer services, and certain health care companies benefited performance. In trading activity during the first half, a favorable housing market led us to increase our emphasis on products for the home. Water-related companies were also added to the portfolio, as trends to upgrade the quality of municipal water systems became evident. Although we began the year with a below-market weighting in technology, we significantly increased our exposure late in the third quarter and throughout the fourth quarter.

REITs lagged throughout the year, so they were entirely eliminated from the portfolio in the first half. Weightings were also reduced in economically-sensitive industries such as metals, machinery, transportation and energy. Grocery stocks performed very well during the year, but we reduced our weighting in the fourth quarter, along with cash levels, as we increased holdings in radio, finance, information technology and health care.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Business & Consumer
  Services                                  26.3
Health Care                                 21.0
Consumer Non-Durables                       17.2
Food & Household Products                   14.4

As of December 31, 1998

Looking forward, we believe the mid-cap sector is well positioned to benefit from broadening of the very narrow market returns of the last few years. Mid-cap stocks currently provide attractive growth prospects and valuations compared to large cap stocks.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                                        CSF        S&P MIDCAP 400      RUSSELL 2000
1 Year                                                                               16.64%                19.11%           (2.55%)
5 Year                                                                               14.51%                18.84%            11.87%
10 years                                                                             16.83%                19.30%            12.92%

                                                                      COLUMBIA SPECIAL FUND        S&P MIDCAP 400      RUSSELL 2000
12/31/88                                                                            $10,000               $10,000           $10,000
12/31/89                                                                            $13,192               $13,555           $11,626
12/31/90                                                                            $11,558               $12,861            $9,358
12/31/91                                                                            $17,389               $19,306           $13,673
12/31/92                                                                            $19,772               $21,607           $16,190
12/31/93                                                                            $24,058               $24,621           $19,246
12/31/94                                                                            $24,609               $23,735           $18,896
12/31/95                                                                            $31,876               $31,078           $24,272
12/31/96                                                                            $36,043               $37,042           $28,275
12/31/97                                                                            $40,598               $49,003           $34,597
12/31/98                                                                            $47,359               $58,376           $33,718
Past Performance is not predictive of future results.
The S&P MidCap 400 will replace the Russell 2000 as the
Special Fund's benchmark index because the MidCap Index
is more representative of the types of stocks held by the
Fund.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------------
                                ------------------------------------------------

                         -- COLUMBIA SMALL CAP FUND --
                         -----------------------------

Columbia Small Cap Fund returned 4.69% for the year ended December 31, 1998, compared to -2.55% for the Russell 2000 Stock Index for the same period. At the start of the year, small cap stocks reached new highs, led by companies tied to the robust U.S. economy. The Fund benefited from an emphasis on consumer cyclicals, such as restaurants and providers of leisure products and services, along with certain technology issues. Performance was also helped by less exposure to energy and energy services, as falling oil prices weighed heavily on companies in that sector.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Pathogenesis Corp.                           2.1
Ciber, Inc.                                  2.1
Transaction Systems Architects, Inc.
  (Class A)                                  2.0
Williams-Sonoma, Inc.                        2.0
Cerner Corp.                                 1.9
Bed, Bath & Beyond, Inc.                     1.9
Nova Corp.                                   1.9
Sterling Commerce, Inc.                      1.8
Ames Department Stores, Inc.                 1.6
Action Performance Cos., Inc.                1.6

As of December 31, 1998

Concerns about the global outlook and its potential impact on corporate earnings put pressure on the market by the third quarter. In turn, the Fund reduced exposure to economically-sensitive areas, such as office furniture, auto parts, semiconductor, capital equipment and construction stocks. Financial stocks were also reduced due to concerns that their earnings growth would slow.

Following three short-term interest rate cuts by the Federal Reserve Board, the stock market rebounded sharply in the fourth quarter -- further evidence of its extreme volatility during the year. Small stocks led the charge, and the Fund erased its negative return by gaining 17.54% in the quarter. Cash levels were reduced to buy stocks in education, specialty retailing and information technology consulting sectors.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  25.7
Business & Consumer Services                19.0
Health Care                                 18.6
Consumer Non-Durables                       16.4

As of December 31, 1998

In this uncertain environment, we will continue to seek companies capable of delivering above-average earnings growth over the long term. Interestingly, 1998 marked the fifth straight year of underperformance for small cap stocks relative to the S&P 500, and their relative valuations are at all time lows. Opportunity exists, but a reduced level of risk aversion on the part of investors, combined with superior earnings growth prospects for smaller companies, is needed to spark a significant broadening of the market.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                 CSCF      RUSSELL 2000
1 Year                                                          4.69%           (2.55%)
Since Inception                                                20.64%            10.85%

                                                             COLUMBIA
                                                            SMALL CAP
                                                                 FUND      RUSSELL 2000
10/1/96                                                       $10,000           $10,000
12/31/96                                                      $10,762           $10,520
12/31/97                                                      $14,432           $12,872
12/31/98                                                      $15,110           $12,544
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------
                                      ------------------------------------------

                     -- COLUMBIA REAL ESTATE EQUITY FUND --
                     --------------------------------------

After posting two consecutive years of high double-digit returns, Columbia Real Estate Equity Fund returned -12.33% for the 12 months ended December 31, 1998. The Fund significantly outperformed its benchmark, the NAREIT Index, which returned -17.51% for the same period.

REITs generally stumbled throughout 1998 as investors' perception about real estate shifted sharply from previous years. Fears of overbuilding and increasing vacancy rates, for instance, led investors to lower their expectations about future growth of REITs. Cash flows consequently slowed and trading multiples declined.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Equity Office Properties Trust               5.6
Simon Property Group, Inc.                   5.5
Apartment Investment & Mgmt. Co. (Class A)   5.2
Public Storage, Inc.                         4.5
New Plan Excel Realty Trust Inc.             3.9
Cabot Industrial Trust                       3.7
Mack-Cali Realty Corp.                       3.6
Spieker Properties, Inc.                     3.6
Vornado Realty Trust                         3.3
General Growth Properties, Inc.              3.3

As of December 31, 1998

During this difficult year, the more defensive REIT sectors -- industrial, retail, residential and health care -- received greater emphasis by investors, and our significant weightings in all but healthcare helped relative performance. The Fund also benefited from a below-market weighting in the lodging sector, which performed poorly all year. Although the office sector was also a laggard, we maintained our office holdings, as we expect this sector to improve over time, due to its prospects for internal growth and industry consolidation.

Although growth rates of REITs are declining from their previously high double-digit pace to a high single-digit pace, this trend has already been discounted by investors in current valuations of REIT stocks. Therefore, we anticipate that continued but slow REIT growth in 1999 and projected dividend yields above 7% will provide a foundation for better performance in the REIT market going forward.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PORTFOLIO COMPOSITION
Apartments                     15.8%
Community Centers              12.3%
Industrial                     30.3%
Lodging                         2.2%
Manufactured Homes              2.6%
Office                         15.7%
Shopping Malls                 10.1%
Other                           5.4%
Cash                            5.6%
as of December 31, 1998

As always, the Fund continues to seek capital appreciation and above-average current income by investing in the equity securities of companies in the real estate industry, providing investors with diversification opportunity in their portfolios.
                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                    CREF              NAREIT
1 Year                                                          (12.33%)            (17.51%)
Since Inception                                                   13.01%               9.46%

                                                                                    NATIONAL
                                                                COLUMBIA         ASSOCIATION
                                                             REAL ESTATE             OF REAL
                                                             EQUITY FUND       ESTATE TRUSTS
4/1/94                                                           $10,000             $10,000
12/31/94                                                         $10,176              $9,978
12/31/95                                                         $11,892             $11,502
12/31/96                                                         $16,446             $15,558
12/31/97                                                         $20,515             $18,710
12/31/98                                                         $17,984             $15,433
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------------
                                ------------------------------------------------

                          -- COLUMBIA BALANCED FUND --
                          ----------------------------

Columbia Balanced Fund returned 20.07% for the year ended December 31, 1998. Throughout this time, the Fund's asset allocation was almost evenly distributed between stocks and bonds, with 54.5% of the portfolio at year-end attributed to stocks, 44.0% to fixed income and 1.5% to cash.

On the equity side of the portfolio, we focused on larger capitalization stocks with dependable earnings growth. Early in the year, we trimmed holdings in REITs and electric and gas utilities, as these sectors showed signs of trouble. Our continued focus on retail and consumer stocks benefited the Fund in the fourth quarter, as a series of three interest rate cuts from September 29 to November 17 renewed consumer confidence.

                             TOP TEN STOCK HOLDINGS

                                 % of Net Assets
Microsoft Corp.                              2.5
General Electric Co.                         2.4
Pfizer, Inc.                                 2.2
Tyco International Ltd.                      1.7
Bristol-Myers Squibb Co.                     1.6
MCI Worldcom, Inc.                           1.5
Warner-Lambert Co.                           1.5
IBM Corp.                                    1.3
Freddie Mac                                  1.3
Safeway, Inc.                                1.3

As of December 31, 1998

An emphasis on certain investment themes also played a large role in stock selection, including "The Aging of America," "Technology Age" and "Value-Added Consolidators."

On the bond side of the portfolio, falling interest rates, supported by low inflation and moderating economic growth, contributed to price appreciation of bonds. However, prices on most bonds, including corporate and mortgage-backed securities such as those held by the Fund, did not go up as much as U.S. Treasuries. In the second half of the year, mortgage-backed bonds were increased along with corporates to take advantage of upside price potential.

We believe the U.S. economy and corporate earnings remain vulnerable to a worldwide economic slowdown. Although we do not anticipate a recession in 1999, we will continue to emphasize stocks that offer dependable earnings growth in a slowing economy. A change in monetary policy appears to be on hold for the immediate future. We believe the Federal Reserve Board will wait for deteriorating global economic conditions before easing again, which should keep bond yields relatively stable in the meantime.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PORTFOLIO COMPOSITION
Common Stocks                  54.5%
Fixed Income                   44.0%
Cash                            1.5%
as of December 31, 1998

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                        CBF     S&P 500           LEHMAN AGGREGATE
1 Year                                                               20.07%      28.58%                      8.69%
5 Years                                                              14.82%      24.07%                      7.27%
Since Inception                                                      14.35%      19.95%                      8.05%

                                                                   COLUMBIA
                                                              BALANCED FUND     S&P 500           LEHMAN AGGREGATE
10/1/91                                                             $10,000     $10,000                    $10,000
12/31/91                                                            $10,780     $10,838                    $10,507
12/31/92                                                            $11,738     $11,664                    $11,285
12/31/93                                                            $13,337     $12,840                    $12,385
12/31/94                                                            $13,350     $13,009                    $12,023
12/31/95                                                            $16,699     $17,898                    $14,244
12/31/96                                                            $18,666     $22,007                    $14,761
12/31/97                                                            $22,164     $29,349                    $16,185
12/31/98                                                            $26,608     $37,736                    $17,594
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------
                                     -------------------------------------------

                     -- U.S. GOVERNMENT SECURITIES FUND --
                     -------------------------------------

The U.S. Government Securities Fund returned 6.43% for the year ended December 31, 1998. This rate of return compares very favorably to inflation as measured by the Consumer Price Index, which increased only 1.6% for the year.

For most of the year, interest rates across the yield curve declined. Worldwide economic turmoil sparked a flight to U.S. Treasuries, driving their yields down, and the Fund benefited from price appreciation. Low rates on Treasuries were further supported by a budget surplus, which reduces the Treasury's need to issue new bonds. Additionally, the Fund benefited from low inflation and moderating economic growth.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PORTFOLIO COMPOSITION
Treasury/Agency Obligations       97.4%
Cash                               2.6%
as of December 31, 1998

The flight to quality trend that occurred for most of the year reversed somewhat in the fourth quarter. A series of three Federal Reserve Board short-term interest rate cuts between September 29 and November 17 rekindled consumer and investor confidence. As investors moved money away from U.S. Treasuries into other asset categories, Treasury prices declined and short-term Treasury yields rose approximately 0.25% in the period.

                              PORTFOLIO HIGHLIGHTS

Current Yield                                      3.77%

Based on the 30 days ended Dec. 31, 1998

Weighted Averages
  Duration                                    1.83 years
  Maturity                                    2.15 years

As of December 31, 1998

Looking forward, we expect low inflation and moderating economic growth, which should provide a solid foundation for bond market returns. As always, the Fund seeks preservation of capital and income by investing in direct obligations of the U.S. Government. These securities include Treasury bills, notes and bonds all having a maturity of three years or less.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                     CUSG      MERRILL 1-3
1 Year                                                              6.43%            6.99%
5 Years                                                             5.19%            5.99%
10 Years                                                            6.90%            7.37%

                                                                 COLUMBIA          MERRILL
                                                                     U.S.            LYNCH         CONSUMER
                                                               GOVERNMENT              1-3            PRICE
                                                               SECURITIES         TREASURY            INDEX
                                                                     FUND            INDEX      (INFLATION)
12/31/88                                                          $10,000          $10,000          $10,000
12/31/89                                                          $10,963          $11,087          $10,460
12/31/90                                                          $11,981          $12,166          $11,098
12/31/91                                                          $13,506          $13,587          $11,442
12/31/92                                                          $14,290          $14,443          $11,774
12/31/93                                                          $15,135          $15,224          $12,092
12/31/94                                                          $15,130          $15,311          $12,418
12/31/95                                                          $16,675          $16,995          $12,729
12/31/96                                                          $17,317          $17,841          $13,149
12/31/97                                                          $18,314          $19,030          $13,372
12/31/98                                                          $19,493          $20,359          $13,586
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------------------------------------------

                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
          -----------------------------------------------------------

The Fund returned 7.44% for the year ended December 31, 1998. Worldwide economic turmoil led investors to U.S. Treasuries, sparking the so-called "flight to quality" during the second half of the year. As the demand for Treasuries increased, yields on 30-year Treasuries fell to historical levels.

Falling interest rates, supported by low inflation and moderating economic growth, contributed to price appreciation of bonds. However, prices on most bonds, including corporate and mortgage-backed securities, such as those held by the Fund, did not go up as much as prices on U.S. Treasuries.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO COMPOSITION
Collateralized Mortgage Obligations      45.3%
Corporate Bonds                          30.2%
Treasury/Agency Obligations              11.7%
Mortgage Pass-Throughs                    7.3%
Asset Backed Securities                   3.8%
Cash                                      1.7%

Since bonds are selected for the Fund's portfolio based on interest rate trends and the liquidity of various instruments under prevailing market conditions, the Fund rotated away from mortgage-backed securities early in the year to protect against prepayment risk (when homeowners refinance their current mortgages to obtain lower rates).

Later, mortgage-backed bonds, along with corporates, were increased to take advantage of upside price potential and maintain an attractive yield in the portfolio.

Responding to fears of economic slowdown, the Federal Reserve Board eased short-term interest rates three times between September 29 and November 17. The bond market fully anticipated these reductions, so interest rates reached a low on October 5 and then rose for the remainder of the year.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PORTFOLIO QUALITY
Treasury/Agency Obligations               53.2%
Aaa                                       18.2%
Aa                                         2.3%
A                                         10.7%
Baa                                       13.4%
Ba                                         1.9%
B                                          0.3%
As of December 31, 1998
As rated by Moody's Investor Services

The Fed appears to be on hold for the immediate future. We believe they will wait for deteriorating global economic conditions before easing again, keeping rates relatively stable in the meantime. At present, we continue to emphasize high quality fixed income securities, and we are maintaining the Fund's average maturity and duration at 6.13 and 4.86 years, respectively, in line with the Lehman Aggregate Index, the Fund's benchmark.
                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                  CFIS           LEHMAN AGGREGATE
1 Year                                                           7.44%                      8.69%
5 Years                                                          6.93%                      7.27%
10 Years                                                         9.21%                      9.26%

                                                              COLUMBIA
                                                                 FIXED                                    CONSUMER
                                                                INCOME                                       PRICE
                                                            SECURITIES                     LEHMAN            INDEX
                                                                  FUND                  AGGREGATE      (INFLATION)
12/31/1988                                                     $10,000                    $10,000          $10,000
12/31/1989                                                     $11,435                    $11,453          $10,460
12/31/1990                                                     $12,384                    $12,479          $11,098
12/31/1991                                                     $14,470                    $14,476          $11,442
12/31/1992                                                     $15,626                    $15,547          $11,774
12/31/1993                                                     $17,262                    $17,063          $12,092
12/31/1994                                                     $16,682                    $16,565          $12,418
12/31/1995                                                     $19,836                    $19,624          $12,729
12/31/1996                                                     $20,505                    $20,337          $13,149
12/31/1997                                                     $22,465                    $22,299          $13,372
12/31/1998                                                     $24,135                    $24,241          $13,586
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------
                                    --------------------------------------------

                       -- COLUMBIA MUNICIPAL BOND FUND --
                       ----------------------------------

Columbia Municipal Bond Fund returned 5.58% for the year ended December 31, 1998. Throughout the period, supply of new municipal debt increased sub-stantially on a national level as municipalities refinanced existing debt to take advantage of lower interest rates. 1998 was the second largest year ever for new municipal issues. Cash flows into municipal bonds increased as investors sought a safe haven from the tremendous volatility in financial markets.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PORTFOLIO COMPOSITION
State of Oregon General Obligations             7.3%
Oregon General Obligation Bonds                15.6%
Oregon Revenue Bonds                           19.6%
Oregon Other Bonds                              2.9%
Oregon Insured General Obligation Bonds        17.4%
Other Bonds                                     6.6%
Oregon Insured Revenue Bonds                   22.2%
Oregon Pre-Refunded Bonds                       5.9%
Cash                                            2.5%
As of December 31, 1998

In contrast, Oregon bond offerings remained fairly light in 1998, while a generally healthy economy and increased income growth led to solid demand for Oregon municipal bonds. This strong demand and muted supply of Oregon municipal bonds kept their prices high compared to other states.

In October, long-term municipal bond yields briefly reached their lowest levels in 10 years. Treasury yields, however, dropped more dramatically on a relative basis, and the yield on 30-year Treasuries nearly matched the yield on 30-year municipal bonds. Even though yields on these bonds rose somewhat later in the year, the difference between the two yields remains historically narrow. Since municipal bonds earn income free of federal and some state taxes, the yields available on municipals seem attractive compared to taxable alternatives.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Aaa                                             56.0%
Aa                                              21.0%
A                                               16.0%
Baa                                              1.6%
Not Rated                                        5.4%
as of December 31, 1998
as rated by Moody's Investors Services, Inc.

The Fund maintains an average maturity between 7 and 10 years, maintains a high average credit quality and is broadly diversified across issuers within Oregon. We remain committed to providing shareholders with high, after-tax returns and a low level of both volatility and risk.
                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                               CMBF     Lehman G.O.
1 Year                                                        5.58%           6.67%
5 Years                                                       5.25%           6.12%
10 Years                                                      7.08%           7.92%

                                                           Columbia          Lehman      Consumer
                                                          Municipal         General         Price
                                                               Bond      Obligation         Index
                                                               Fund            Bond   (Inflation)
6/30/88                                                     $10,000         $10,000       $10,000
6/30/89                                                     $10,895         $11,011       $10,460
6/30/90                                                     $11,646         $11,756       $11,098
6/30/91                                                     $13,012         $13,097       $11,442
6/30/92                                                     $13,852         $14,245       $11,774
6/30/93                                                     $15,339         $15,916       $12,092
6/30/94                                                     $14,621         $15,171       $12,418
6/30/95                                                     $16,690         $17,623       $12,729
6/30/96                                                     $17,319         $18,458       $13,149
6/30/97                                                     $18,767         $20,083       $13,372
6/30/98                                                     $19,814         $21,426       $13,586
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-----------------------------------------------
                                 -----------------------------------------------

                         -- COLUMBIA HIGH YIELD FUND --
                         ------------------------------

Columbia High Yield Fund returned 6.26% for the year ended December 31, 1998. After a strong first quarter, high yield bonds struggled in the second and third quarters, as the supply of high yield bonds exceeded demand, and renewed concerns about the Asian crisis prompted a worldwide flight to higher quality bonds. Because of the Fund's focus on higher quality "junk bonds," however, the Fund significantly outperformed its peers, as evidenced by the one-year return of -0.08% posted by the Lipper High Yield Bond Fund Index, the Fund's benchmark.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Entertainment & Media                       22.4%
Services & Publishing                       10.0%
Manufacturing                                9.6%
Telecommunications                           8.8%
Health Care                                  7.4%

As of December 31, 1998

Responding to concerns of a worldwide economic slowdown, the Federal Reserve Board eased interest rates a total of three times between September 29 and November 17. The ensuing bond market rally helped to narrow the historically high yield spreads that had developed between Treasuries and other bonds throughout the third quarter. As yield spreads narrowed, the price of high yield bonds increased near year-end.

In trading activity during the year, we increased holdings in cable TV companies, hospital operators and food and beverage containers. Holdings in the specialty retailing sector were reduced because of our concerns that consumer spending might slow in 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Ba                                             42.8%
B                                              55.7%
Baa                                             1.5%
as of December 31, 1998
As rated by Moody's Investor Services, Inc.

Although they have begun to narrow, the yield spreads between U.S. Treasuries and high yield bonds are still wider than average. Since we do not anticipate a recession in the near term, we believe the high yield market offers good relative value compared to other bond issues.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31,1998

                                                                 CHYF        SALOMON BB       LIPPER HYBF
1 Year                                                          6.26%             8.05%           (0.08%)
5 years                                                         9.11%             9.94%             7.63%
Since Inception                                                 8.80%             9.73%             8.17%

                                                             COLUMBIA       LIPPER HIGH
                                                           HIGH YIELD        YIELD BOND
                                                                 FUND        FUND INDEX        SALOMON BB
10/1/93                                                       $10,000           $10,000           $10,000
12/31/93                                                      $10,112           $10,498           $10,185
12/31/94                                                      $10,019           $10,113           $10,048
12/31/95                                                      $11,935           $11,870           $12,321
12/31/96                                                      $13,060           $13,410           $13,429
12/31/97                                                      $14,719           $15,177           $15,142
12/31/98                                                      $15,639           $15,163           $16,361
Past Performance is not predictive of future results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------
                                    --------------------------------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

Columbia Daily Income Company returned 5.09% for the year ended December 31,
1998.

Although short-term interest rates remained fairly stable for much of the year, the Federal Reserve Board lowered short-term interest rates on three separate occasions between September 29 and November 17 by a total of 0.75%. Money market rates fell as a result, with the Fund's 7-day average yield declining from 5.21% on January 1, 1998 to 4.63% on December 31, 1998.
                              PORTFOLIO HIGHLIGHTS

Current Yield                                  4.64%
Compound Yield                                 4.74%

Based on the 7 days ended December 31, 1998
Weighted Average Maturity                  39.0 days
As of December 31, 1998

The year was characterized by stronger than expected economic growth and gradually declining inflation. 1998's 4.1% Gross Domestic Product growth, for instance, compares to a slightly less robust pace of 3.8% for 1997. The 1.6% rate of inflation for 1998, measured by the Consumer Price Index, trended modestly lower, as the 1997 CPI was measured at 1.7%.

We anticipate that the economy will slow in 1999, but will still grow at a comfortable level. With this in mind, we believe the Fed will remain on the sidelines for awhile, opting not to adjust monetary policy unless global economic conditions deteriorate.

                THE YEAR WAS CHARACTERIZED BY STRONGER THAN EXPECTED ECONOMIC GROWTH AND GRADUALLY DECLINING INFLATION.

                                                                          [LOGO]

As always, the Fund invests only in high quality, short-term debt instruments with an average maturity of 30 to 50 days, providing a very liquid, low risk investment. The Fund seeks to provide the highest level of income available that is consistent with the maintenance of liquidity and preservation of capital by investing in various money market instruments. These include commercial paper, U.S. Treasury bills, U.S. Government agency discount notes and certificates of deposit.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                CDIC              CPI
1 Year                                                         5.09%            1.60%
5 Years                                                        4.87%            2.36%
10 Years                                                       5.23%            3.11%

                                                            COLUMBIA         CONSUMER
                                                               DAILY            PRICE
                                                              INCOME            INDEX
                                                             COMPANY      (INFLATION)
12/31/88                                                     $10,000          $10,000
12/31/89                                                     $10,889          $10,460
12/31/90                                                     $11,743          $11,098
12/31/91                                                     $12,407          $11,442
12/31/92                                                     $12,811          $11,774
12/31/93                                                     $13,132          $12,092
12/31/94                                                     $13,615          $12,418
12/31/95                                                     $14,363          $12,729
12/31/96                                                     $15,075          $13,149
12/31/97                                                     $15,846          $13,372
12/31/98                                                     $16,653          $13,586
Past Performance is not predictive of future results.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------

                                           1998       1997       1996       1995       1994
                                           -----      -----      -----      -----      -----
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $22.02     $19.26     $18.59     $15.16     $15.29
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.09       0.29       0.25       0.26       0.27
  Net gains on securities (both
   realized and unrealized)............      5.68       4.58       3.61       4.38       0.04
----------------------------------------------------------------------------------------------
   Total from investment operations....      5.77       4.87       3.86       4.64       0.31
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................     (0.13 )    (0.27 )    (0.23 )    (0.26 )    (0.25 )
  Distributions from capital gains.....     (3.26 )    (1.84 )    (2.96 )    (0.95 )    (0.19 )
----------------------------------------------------------------------------------------------
   Total distributions.................     (3.39 )    (2.11 )    (3.19 )    (1.21 )    (0.44 )
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $24.40     $22.02     $19.26     $18.59     $15.16
----------------------------------------------------------------------------------------------
TOTAL RETURN...........................    26.28%     25.37%     20.71%     30.84%      2.06%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $797,147   $783,906   $536,760   $358,523   $124,263
Ratio of expenses to average net
 assets................................     0.80%      0.77%      0.76%      0.80%      0.84%
Ratio of net investment income to
 average net assets....................     0.56%      1.37%      1.32%      1.68%      1.82%
Portfolio turnover rate................   140.74%     90.23%    111.39%     75.36%     64.21%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                        -- COLUMBIA GROWTH FUND, INC. --
                        --------------------------------

                                            1998         1997         1996        1995       1994
                                            -----        -----        -----       -----      -----
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR           $34.34       $30.74       $29.84     $24.84     $26.38
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................        0.03         0.19         0.19       0.31       0.29
  Net gains or (losses) on securities
   (both realized and unrealized)......       10.39         7.90         6.04       7.86      (0.46 )
----------------------------------------------------------------------------------------------------
   Total from investment operations....       10.42         8.09         6.23       8.17      (0.17 )
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................       (0.08 )      (0.17 )      (0.17 )    (0.29 )    (0.26 )
  Distributions from capital gains.....       (2.17 )      (4.32 )      (5.16 )    (2.88 )    (1.11 )
----------------------------------------------------------------------------------------------------
   Total distributions.................       (2.25 )      (4.49 )      (5.33 )    (3.17 )    (1.37 )
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                 $42.51       $34.34       $30.74     $29.84     $24.84
----------------------------------------------------------------------------------------------------
TOTAL RETURN...........................      30.34%       26.32%       20.80%     32.98%     -0.63%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $1,753,024   $1,324,918   $1,064,100   $848,731   $591,694
Ratio of expenses to average net
 assets................................       0.68%        0.71%        0.71%      0.75%      0.81%
Ratio of net investment income to
 average net assets....................       0.21%        0.55%        0.63%      1.14%      1.12%
Portfolio turnover rate................     105.25%       95.67%       75.49%     94.73%     79.28%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                           1998       1997       1996       1995       1994
                                           -----      -----      -----      -----      -----
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $13.70     $13.86     $13.07     $12.43     $12.96
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........      0.00 *     0.03       0.03       0.02      (0.02 )
  Net gains or (losses) on securities
   (both realized and unrealized) and
   foreign currency transactions.......      1.76       1.56       2.13       0.62      (0.30 )
----------------------------------------------------------------------------------------------
   Total from investment operations....      1.76       1.59       2.16       0.64      (0.32 )
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................     --         --         (0.23 )    --         --
  Distributions from capital gains.....     (0.01 )    (1.75 )    (1.14 )    --         (0.21 )
----------------------------------------------------------------------------------------------
   Total distributions.................     (0.01 )    (1.75 )    (1.37 )    --         (0.21 )
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $15.45     $13.70     $13.86     $13.07     $12.43
----------------------------------------------------------------------------------------------
TOTAL RETURN...........................    12.83%     11.47%     16.59%      5.15%     -2.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $134,193   $146,281   $125,510   $100,873   $118,484
Ratio of expenses to average net
 assets................................     1.56%      1.62%      1.54%      1.54%      1.52%
Ratio of net investment income (loss)
 to average net assets.................   (0.02)%      0.19%      0.22%      0.15%    (0.21)%
Portfolio turnover rate................    74.15%    121.53%    129.40%    156.09%    138.79%

* Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                       -- COLUMBIA SPECIAL FUND, INC. --
                       ---------------------------------

                                           1998        1997         1996         1995        1994
                                           -----       -----        -----        -----       -----
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $20.26       $19.85       $21.44       $18.69     $19.51
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........     (0.03 )       0.01        (0.06 )       0.03       0.08
  Net gains on securities (both
   realized and unrealized)............      3.40         2.50         2.85         5.45       0.36
----------------------------------------------------------------------------------------------------
   Total from investment operations....      3.37         2.51         2.79         5.48       0.44
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................     (0.01 )     --           --            (0.02 )    (0.07 )
  Distributions from capital gains.....      0.00 *      (2.10 )      (4.38 )      (2.71 )    (1.19 )
----------------------------------------------------------------------------------------------------
   Total distributions.................     (0.01 )      (2.10 )      (4.38 )      (2.73 )    (1.26 )
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $23.62       $20.26       $19.85       $21.44     $18.69
----------------------------------------------------------------------------------------------------
TOTAL RETURN...........................    16.64%       12.64%       13.07%       29.53%      2.29%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $969,359   $1,249,718   $1,585,284   $1,384,415   $889,526
Ratio of expenses to average net
 assets................................     1.03%        0.98%        0.94%        0.98%      1.05%
Ratio of net investment income (loss)
 to average net assets.................   (0.09)%        0.04%      (0.29)%        0.16%      0.40%
Portfolio turnover rate................   135.29%      166.46%      150.07%      182.99%    178.91%

* Amount represents less than $0.01 per share

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                           1998       1997      1996(1)
                                           -----      -----     -------
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $16.65     $12.99     $12.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss).........     (0.09 )    (0.08 )     0.00 *
  Net gains on securities (both
   realized and unrealized)............      0.87       4.51       0.99
------------------------------------------------------------------------
   Total from investment operations....      0.78       4.43       0.99
------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions from capital gains.....      0.00 *    (0.77 )    --
------------------------------------------------------------------------
   Total distributions.................     --         (0.77 )    --
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $17.43     $16.65     $12.99
------------------------------------------------------------------------
TOTAL RETURN...........................     4.69%     34.10%      7.62% (2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)............................  $160,472    $96,431    $21,061
Ratio of expenses to average net
 assets................................     1.34%      1.46%      1.61%
Ratio of net investment loss to average
 net assets............................   (0.68)%    (0.81)%      0.00%
Portfolio turnover rate................   157.73%    171.75%     32.57%

*    Amount represents less than $0.01 per share
(1) From inception of operations on September 11, 1996. Ratios and portfolio turnover rates are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                     [LOGO]

----                                                                        ----

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                           1998      1997       1996      1995    1994(1)
                                          -----      -----     -----     -----    -------
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $18.80     $16.16    $12.71    $11.72    $12.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................     0.75       0.79      0.77      0.78      0.49
  Net gains or (losses) on securities
   (both realized and unrealized)......    (3.04 )     3.15      3.94      1.12     (0.27 )
------------------------------------------------------------------------------------------
   Total from investment operations....    (2.29 )     3.94      4.71      1.90      0.22
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................    (0.66 )    (0.62 )   (0.52 )   (0.49 )   (0.32 )
  Distributions from capital gains.....    --         (0.51 )   (0.53 )   (0.14 )   --
  Returns of capital...................    (0.09 )    (0.17 )   (0.21 )   (0.28 )   (0.18 )
------------------------------------------------------------------------------------------
   Total distributions.................    (0.75 )    (1.30 )   (1.26 )   (0.91 )   (0.50 )
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $15.76     $18.80    $16.16    $12.71    $11.72
------------------------------------------------------------------------------------------
TOTAL RETURN...........................  -12.33%     24.74%    38.30%    16.86%     1.76% (2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)............................  $164,172  $151,554   $68,073   $21,587   $17,402
Ratio of expenses to average net
 assets................................    1.01%      1.02%     1.06%     1.18%     1.14%
Ratio of net investment income to
 average net assets....................    4.60%      4.87%     6.23%     6.71%     6.28%
Portfolio turnover rate................    5.62%     33.55%    45.82%    53.91%     7.61%

(1) From inception of operations on March 16, 1994. Ratios and portfolio turnover rates are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                           1998       1997       1996       1995       1994
                                           -----      -----      -----      -----      -----
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $21.42     $20.32     $20.08     $17.28     $17.91
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.72       0.84       0.76       0.73       0.65
  Net gains or (losses) on securities
   (both realized and unrealized)......      3.52       2.92       1.58       3.54      (0.64 )
----------------------------------------------------------------------------------------------
   Total from investment operations....      4.24       3.76       2.34       4.27       0.01
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................     (0.73 )    (0.83 )    (0.76 )    (0.73 )    (0.64 )
  Distributions from capital gains.....     (1.76 )    (1.83 )    (1.34 )    (0.74 )    --
----------------------------------------------------------------------------------------------
   Total distributions.................     (2.49 )    (2.66 )    (2.10 )    (1.47 )    (0.64 )
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $23.17     $21.42     $20.32     $20.08     $17.28
----------------------------------------------------------------------------------------------
TOTAL RETURN...........................    20.07%     18.74%     11.78%     25.08%      0.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $975,381   $792,378   $672,593   $486,767   $249,670
Ratio of expenses to average net
 assets................................     0.67%      0.68%      0.66%      0.69%      0.72%
Ratio of net investment income to
 average net assets....................     3.22%      3.83%      3.82%      4.05%      3.82%
Portfolio turnover rate................   127.57%    148.91%    133.21%    108.04%     98.48%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

                                           1998      1997      1996      1995      1994
                                          -----     -----     -----     -----     -----
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $8.29     $8.24     $8.34     $7.99     $8.36
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................     0.38      0.41      0.41      0.45      0.37
  Net gains or (losses) on securities
   (both realized and unrealized)......     0.14      0.05     (0.10 )    0.35     (0.37 )
-----------------------------------------------------------------------------------------
   Total from investment operations....     0.52      0.46      0.31      0.80     --
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................    (0.38 )   (0.41 )   (0.41 )   (0.45 )   (0.37 )
  Distributions from capital gains.....    (0.04 )   --        --        --        --
-----------------------------------------------------------------------------------------
   Total distributions.................    (0.42 )   (0.41 )   (0.41 )   (0.45 )   (0.37 )
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $8.39     $8.29     $8.24     $8.34     $7.99
-----------------------------------------------------------------------------------------
TOTAL RETURN...........................    6.43%     5.76%     3.85%    10.21%    -0.03%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $40,578   $37,837   $40,776   $41,842   $33,512
Ratio of expenses to average net
 assets................................    0.89%     0.87%     0.80%     0.79%     0.81%
Ratio of net investment income to
 average net assets....................    4.55%     4.99%     4.99%     5.45%     4.51%
Portfolio turnover rate................  182.46%   184.43%   179.38%   253.17%   253.80%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                           1998       1997       1996       1995       1994
                                           -----      -----      -----      -----      -----
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $13.41     $13.08     $13.51     $12.16     $13.44
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.83       0.85       0.85       0.88       0.83
  Net gains or (losses) on securities
   (both realized and unrealized)......      0.14       0.36      (0.43 )     1.35      (1.28 )
----------------------------------------------------------------------------------------------
   Total from investment operations....      0.97       1.21       0.42       2.23      (0.45 )
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................     (0.83 )    (0.85 )    (0.85 )    (0.88 )    (0.83 )
  Distributions from capital gains.....     (0.13 )    (0.03 )    --         --         --
----------------------------------------------------------------------------------------------
   Total distributions.................     (0.96 )    (0.88 )    (0.85 )    (0.88 )    (0.83 )
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $13.42     $13.41     $13.08     $13.51     $12.16
----------------------------------------------------------------------------------------------
TOTAL RETURN...........................     7.44%      9.56%      3.37%     18.91%     -3.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $422,330   $381,333   $356,421   $316,259   $252,090
Ratio of expenses to average net
 assets................................     0.65%      0.66%      0.64%      0.65%      0.66%
Ratio of net investment income to
 average net assets....................     6.15%      6.43%      6.53%      6.80%      6.53%
Portfolio turnover rate................   107.06%    196.28%    178.25%    137.41%    139.81%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                           1998       1997       1996       1995       1994
                                           -----      -----      -----      -----      -----
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR         $12.47     $12.15     $12.37     $11.48     $12.71
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................      0.58       0.60       0.61       0.63       0.64
  Net gains or (losses) on securities
   (both realized and unrealized)......      0.10       0.39      (0.16 )     0.96      (1.23 )
----------------------------------------------------------------------------------------------
   Total from investment operations....      0.68       0.99       0.45       1.59      (0.59 )
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................     (0.58 )    (0.60 )    (0.61 )    (0.63 )    (0.64 )
  Distributions from capital gains.....     (0.11 )    (0.07 )    (0.06 )    (0.07 )    --
----------------------------------------------------------------------------------------------
   Total distributions.................     (0.69 )    (0.67 )    (0.67 )    (0.70 )    (0.64 )
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $12.46     $12.47     $12.15     $12.37     $11.48
----------------------------------------------------------------------------------------------
TOTAL RETURN...........................     5.58%      8.36%      3.77%     14.15%     -4.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $462,809   $409,148   $375,667   $383,796   $339,817
Ratio of expenses to average net
 assets................................     0.58%      0.57%      0.56%      0.57%      0.57%
Ratio of net investment income to
 average net assets....................     4.60%      4.87%      5.00%      5.22%      5.36%
Portfolio turnover rate................    16.50%     16.88%     19.03%     21.45%     19.40%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                           1998      1997      1996      1995     1994
                                          -----     -----     -----     -----     -----
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR        $10.04     $9.94     $9.88     $9.04    $9.94
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income................     0.76      0.81      0.81      0.82     0.80
  Net gains or (losses) on securities
   (both realized and unrealized)......    (0.15 )    0.40      0.07      0.84    (0.90 )
----------------------------------------------------------------------------------------
   Total from investment operations....     0.61      1.21      0.88      1.66    (0.10 )
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income..............................    (0.76 )   (0.81 )   (0.81 )   (0.82 )  (0.80 )
  Distributions from capital gains.....    (0.05 )   (0.30 )   (0.01 )   --        --
----------------------------------------------------------------------------------------
   Total distributions.................    (0.81 )   (1.11 )   (0.82 )   (0.82 )  (0.80 )
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $9.84    $10.04     $9.94     $9.88    $9.04
----------------------------------------------------------------------------------------
TOTAL RETURN...........................    6.26%    12.70%     9.43%    19.12%   -0.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands)............................  $57,524   $39,278   $28,818   $23,471   $12,834
Ratio of expenses to average net
 assets................................    0.95%     1.00%     0.93%     1.00%    1.00%
Ratio of net investment income to
 average net assets....................    7.52%     8.05%     8.29%     8.62%    8.69%
Portfolio turnover rate................   79.22%   124.23%    62.27%    51.60%   36.67%
Ratio of expenses to average net assets
 before voluntary reimbursement........    0.95%     1.02%     1.00%     1.06%    1.19%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                             1998         1997        1996       1995       1994
                                             -----        -----       -----      -----      -----
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $1.00        $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.................       0.050        0.050      0.048      0.053      0.036
---------------------------------------------------------------------------------------------------
   Total from investment operations.....       0.050        0.050      0.048      0.053      0.036
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment
   income...............................      (0.050 )     (0.050 )   (0.048 )   (0.053 )   (0.036 )
---------------------------------------------------------------------------------------------------
   Total distributions..................      (0.050 )     (0.050 )   (0.048 )   (0.053 )   (0.036 )
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $1.00        $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------
TOTAL RETURN............................       5.09%        5.11%      4.96%      5.49%      3.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in
 thousands).............................  $1,109,141   $1,169,096   $889,800   $800,656   $730,067
Ratio of expenses to average net
 assets.................................       0.62%        0.63%      0.62%      0.64%      0.70%
Ratio of net investment income to
 average net assets.....................       4.97%        4.99%      4.84%      5.34%      3.68%

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
DECEMBER 31, 1998                          AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (98.7%)
  BASIC INDUSTRIES & MANUFACTURING (7.9%)
    BUILDING & FORESTRY PRODUCTS (0.3%)
      CHAMPION INTERNATIONAL CORP......      60,500   $   2,450,250
                                                      -------------
    MACHINERY CAPITAL SPENDING (7.6%)
      EMERSON ELECTRIC CO..............      54,500       3,409,656
      GENERAL ELECTRIC CO..............     315,000      32,149,688
      TYCO INTERNATIONAL LTD...........     326,908      24,661,122
                                                      -------------
                                                         60,220,466
                                                      -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                  62,670,716
                                                      -------------
  BUSINESS & CONSUMER SERVICES (5.2%)
    MEDIA & ENTERTAINMENT (4.1%)
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................     269,300      14,676,850
      COMCAST CORP. (CLASS A
       SPECIAL)........................     107,500       6,308,906
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................     302,400       8,278,200
     *TELE-COMMUNICATIONS, INC. TCI
       VENTURES GROUP (SERIES A).......     152,700       3,597,994
                                                      -------------
                                                         32,861,950
                                                      -------------
    POLLUTION CONTROL (1.1%)
      WASTE MANAGEMENT, INC............     186,305       8,686,470
                                                      -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                  41,548,420
                                                      -------------
  CONSUMER CYCLICAL (11.0%)
    CONSUMER DURABLE (0.9%)
      FEDERAL-MOGUL CORP...............     114,000       6,783,000
                                                      -------------
    CONSUMER NON-DURABLE (10.1%)
     *BED, BATH & BEYOND, INC..........     147,900       5,047,088
      CARNIVAL CORP....................     199,300       9,566,400
     *CONSOLIDATED STORES CORP.........     427,900       8,638,231
      DAYTON-HUDSON CORP...............     356,000      19,313,000
     *FEDERATED DEPARTMENT STORES,
       INC.............................     211,900       9,230,894
      HOME DEPOT, INC. (THE)...........     116,500       7,128,344
      LOWE'S COS., INC.................     325,500      16,661,531
     *OFFICE DEPOT, INC................     135,500       5,005,031
                                                      -------------
                                                         80,590,519
                                                      -------------
    TOTAL CONSUMER CYCLICAL............                  87,373,519
                                                      -------------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
  CONSUMER STAPLES (25.2%)
    FOOD & HOUSEHOLD PRODUCTS (8.6%)
      AVON PRODUCTS, INC...............     246,500   $  10,907,625
      GILLETTE CO......................      93,000       4,493,063
     *MEYER (FRED), INC................     182,300      10,983,575
      PHILLIP MORRIS COS., INC.........     360,400      19,281,400
     *SAFEWAY, INC.....................     312,000      19,012,500
      WALGREEN CO......................      69,700       4,081,806
                                                      -------------
                                                         68,759,969
                                                      -------------
    HEALTH (16.6%)
      AMERICAN HOME PRODUCTS CORP......     255,900      14,410,369
     *BOSTON SCIENTIFIC CORP...........     376,000      10,081,500
      BRISTOL-MYERS SQUIBB CO..........     159,200      21,302,950
      CARDINAL HEALTH, INC.............     154,550      11,726,481
      GUIDANT CORP.....................      87,300       9,624,825
      PFIZER, INC......................     225,100      28,235,981
      SCHERING-PLOUGH CORP.............     278,000      15,359,500
      WARNER-LAMBERT CO................     287,900      21,646,481
                                                      -------------
                                                        132,388,087
                                                      -------------
    TOTAL CONSUMER STAPLES.............                 201,148,056
                                                      -------------
  ENERGY (5.4%)
      AMOCO CORP.......................     113,400       6,846,525
     *CONOCO, INC. (CLASS A)...........     247,300       5,162,387
      EXXON CORP.......................     189,500      13,857,188
      MOBIL CORP.......................     136,600      11,901,275
      ROYAL DUTCH PETROLEUM CO.........      61,400       2,939,525
      TEXACO, INC......................      48,800       2,580,300
                                                      -------------
    TOTAL ENERGY.......................                  43,287,200
                                                      -------------
  FINANCIAL (14.3%)
      ALLSTATE CORP....................     308,800      11,927,400
      AMERICAN EXPRESS CO..............     100,900      10,317,025
      AMERICAN GENERAL CORP............     131,200      10,233,600
      BANK ONE CORP....................     105,228       5,373,205
      BANKAMERICA CORP.................     181,300      10,900,663
      CHASE MANHATTAN CORP.............     100,900       6,867,506
      CITIGROUP, INC...................     160,500       7,944,750
      FANNIE MAE.......................     260,000      19,240,000
      FIRST UNION CORP.................     201,700      12,265,881
      MELLON BANK CORP.................     132,300       9,095,625
      TRAVELERS PROPERTY CASUALTY CORP.
       (CLASS A).......................      97,400       3,019,400
      U.S. BANCORP.....................     201,132       7,140,186
                                                      -------------
    TOTAL FINANCIAL....................                 114,325,241
                                                      -------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
  TECHNOLOGY (21.4%)
     *AMERICA ONLINE, INC..............     107,000   $  15,488,250
     *ASCEND COMMUNICATIONS, INC.......     115,900       7,620,425
      AUTOMATIC DATA PROCESSING, INC...     142,000      11,386,625
     *CISCO SYSTEMS, INC...............     121,800      11,304,563
     *COMPUTER SCIENCES CORP...........     219,200      14,124,700
     *DELL COMPUTER CORP...............     104,200       7,626,137
     *GATEWAY 2000, INC................     176,800       9,049,950
      INTEL CORP.......................     120,400      14,274,925
      INTERNATIONAL BUSINESS MACHINES
       CORP............................     113,600      20,987,600
      LUCENT TECHNOLOGIES, INC.........      76,200       8,382,000
     *MICROSOFT CORP...................     263,000      36,474,813
     *TELLABS, INC.....................     158,800      10,887,725
     *XILINX, INC......................      39,500       2,572,437
                                                      -------------
    TOTAL TECHNOLOGY...................                 170,180,150
                                                      -------------
  UTILITIES (8.3%)
    COMMUNICATIONS (7.6%)
      ALLTEL CORP......................     120,700       7,219,369
      AT&T CORP........................      43,000       3,235,750
      BELL ATLANTIC CORP...............     138,100       7,845,806
     *MCI WORLDCOM, INC................     287,702      20,642,619
      SBC COMMUNICATIONS, INC..........     274,600      14,725,425
     *TELE-COMMUNICATIONS, INC. TCI
       GROUP (SERIES A)................     125,000       6,914,062
                                                      -------------
                                                         60,583,031
                                                      -------------
    ELECTRIC & GAS (0.7%)
      IDACORP, INC.....................     152,900       5,533,069
                                                      -------------
    TOTAL UTILITIES....................                  66,116,100
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $558,815,836)...............                 786,649,402
                                                      -------------
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
REPURCHASE AGREEMENT (0.3%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $2,189,048.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES 5.375%
     DUE 06/30/2000 TO 07/31/2000.
     (COST $2,188,750).................  $2,188,750   $   2,188,750
                                                      -------------
TOTAL INVESTMENTS (99.0%)
 (COST $561,004,586)...................                 788,838,152
RECEIVABLES LESS LIABILITIES (1.0%)....                   8,308,413
                                                      -------------
NET ASSETS (100.0%)....................               $ 797,146,565
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                       See Notes to Financial Statements.

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                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
DECEMBER 31, 1998                           AMOUNT        VALUE(1)
                                         ------------  ---------------
COMMON STOCKS (98.7%)
  BASIC INDUSTRIES & MANUFACTURING (6.7%)
    MACHINERY CAPITAL SPENDING
      EMERSON ELECTRIC CO..............      136,000   $     8,508,500
      GENERAL ELECTRIC CO..............      547,800        55,909,837
      TYCO INTERNATIONAL LTD...........      700,000        52,806,250
                                                       ---------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                    117,224,587
                                                       ---------------
  BUSINESS & CONSUMER SERVICES (8.7%)
    SERVICES & PUBLISHING (3.6%)
     *CERIDIAN CORP....................      275,000        19,198,438
     *FISERV, INC......................      400,750        20,613,578
      SERVICE CORPORATION INT'L........      287,600        10,946,775
      SERVICEMASTER CO.................      573,750        12,658,359
                                                       ---------------
                                                            63,417,150
                                                       ---------------
    MEDIA & ENTERTAINMENT (3.9%)
     *CHANCELLOR MEDIA CORP............      225,600        10,800,600
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................      394,000        21,473,000
      COMCAST CORP. (CLASS A
       SPECIAL)........................      201,800        11,843,137
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................      650,300        17,801,963
     *JACOR COMMUNICATIONS, INC........      100,000         6,437,500
                                                       ---------------
                                                            68,356,200
                                                       ---------------
    POLLUTION CONTROL (1.2%)
      WASTE MANAGEMENT, INC............      449,275        20,947,447
                                                       ---------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                    152,720,797
                                                       ---------------
  CONSUMER CYCLICAL (15.3%)
    CONSUMER DURABLE (1.3%)
      FEDERAL-MOGUL CORP...............      400,000        23,800,000
                                                       ---------------
    CONSUMER NON-DURABLE (14.0%)
     *ABERCROMBIE & FITCH CO...........      830,834        58,781,506
     *BED, BATH & BEYOND, INC..........      330,800        11,288,550
      CARNIVAL CORP....................      455,000        21,840,000
     *CONSOLIDATED STORES CORP.........      929,800        18,770,338
      DAYTON-HUDSON CORP...............      623,100        33,803,175
     *FEDERATED DEPARTMENT STORES,
       INC.............................      500,000        21,781,250
      LOWE'S COS., INC.................      600,000        30,712,500
      ROYAL CARIBBEAN CRUISES LTD......      400,000        14,800,000
      TANDY CORP.......................      317,000        13,056,437

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
      WAL-MART STORES, INC.............      100,000   $     8,143,750
      WARNACO GROUP, INC. (CLASS A)....      492,800        12,443,200
                                                       ---------------
                                                           245,420,706
                                                       ---------------
    TOTAL CONSUMER CYCLICAL............                    269,220,706
                                                       ---------------
  CONSUMER STAPLES (28.1%)
    FOOD & HOUSEHOLD PRODUCTS (8.1%)
      AVON PRODUCTS, INC...............      523,800        23,178,150
      GILLETTE CO......................      293,900        14,199,044
     *MEYER (FRED), INC................      400,400        24,124,100
      RITE AID CORP....................      577,950        28,644,647
     *SAFEWAY, INC.....................      655,400        39,938,437
      WALGREEN CO......................      190,400        11,150,300
                                                       ---------------
                                                           141,234,678
                                                       ---------------
    HEALTH (20.0%)
      ALLEGIANCE CORP..................      300,000        13,987,500
      AMERICAN HOME PRODUCTS CORP......      545,800        30,735,363
     *BOSTON SCIENTIFIC CORP...........    1,468,800        39,382,200
      BRISTOL-MYERS SQUIBB CO..........      363,000        48,573,938
      CARDINAL HEALTH, INC.............      450,150        34,155,131
      GUIDANT CORP.....................      212,800        23,461,200
      HBO & CO.........................      100,000         2,862,500
      MCKESSON CORP....................      425,800        33,664,812
      PFIZER, INC......................      441,100        55,330,481
      SCHERING-PLOUGH CORP.............      373,600        20,641,400
      WARNER-LAMBERT CO................      636,000        47,819,250
                                                       ---------------
                                                           350,613,775
                                                       ---------------
    TOTAL CONSUMER STAPLES.............                    491,848,453
                                                       ---------------
  FINANCIAL (13.0%)
      ALLSTATE CORP....................      544,400        21,027,450
      AMERICAN GENERAL CORP............      300,000        23,400,000
      AMERICAN INTERNATIONAL GROUP,
       INC.............................      186,337        18,004,813
      BANKAMERICA CORP.................      563,712        33,893,184
      CIT GROUP, INC. (CLASS A)........      600,000        19,087,500
      FANNIE MAE.......................      356,800        26,403,200
      FIRST UNION CORP.................      383,800        23,339,837
      FREDDIE MAC......................      250,700        16,154,481
      MELLON BANK CORP.................      247,200        16,995,000
      MORGAN STANLEY, DEAN WITTER,
       DISCOVER & CO...................      300,000        21,300,000
      SUNAMERICA, INC..................      100,000         8,112,500
                                                       ---------------
    TOTAL FINANCIAL....................                    227,717,965
                                                       ---------------

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
COMMON STOCKS (CONTINUED)
  TECHNOLOGY (21.3%)
     *AMERICA ONLINE, INC..............      235,500   $    34,088,625
     *ASCEND COMMUNICATIONS, INC.......      203,400        13,373,550
     *CISCO SYSTEMS, INC...............      761,050        70,634,953
      COMPAQ COMPUTER CORP.............      400,800        16,808,550
     *COMPUTER SCIENCES CORP...........      533,200        34,358,075
     *DELL COMPUTER CORP...............      200,400        14,666,775
     *EMC CORP.........................      300,300        25,525,500
     *GATEWAY 2000, INC................      392,100        20,070,619
      INTEL CORP.......................      240,100        28,466,856
      LUCENT TECHNOLOGIES, INC.........      175,000        19,250,000
     *MICROSOFT CORP...................      562,600        78,025,588
     *TELLABS, INC.....................      264,100        18,107,356
                                                       ---------------
    TOTAL TECHNOLOGY...................                    373,376,447
                                                       ---------------
  UTILITIES (5.6%)
    COMMUNICATIONS
      ALLTEL CORP......................      300,000        17,943,750
      AT&T CORP........................      174,300        13,116,075
     *MCI WORLDCOM, INC................      600,000        43,050,000
      SBC COMMUNICATIONS, INC..........      200,300        10,741,088
     *TELE-COMMUNICATIONS, INC. TCI
       GROUP (SERIES A)................      228,900        12,661,031
                                                       ---------------
    TOTAL UTILITIES....................                     97,511,944
                                                       ---------------
    TOTAL COMMON STOCKS
     (COST $1,103,730,738).............                  1,729,620,899
                                                       ---------------
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
REPURCHASE AGREEMENT (1.5%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $26,913,239.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES 5.375% DUE
     06/30/2000 TO 07/31/2000.
     (COST $26,909,575)................  $26,909,575   $    26,909,575
                                                       ---------------
TOTAL INVESTMENTS (100.2%)
 (COST $1,130,640,313).................                  1,756,530,474
RECEIVABLES LESS LIABILITIES (-0.2%)...                     (3,506,933)
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,753,023,541
                                                       ---------------
                                                       ---------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                       See Notes to Financial Statements.

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       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
DECEMBER 31, 1998                          AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (93.6%)
  BELGIUM (0.7%)
   *LERNOUT & HAUSPIE SPEECH PRODUCTS
     NV (BUSINESS SERVICES)............      27,000   $     880,875
                                                      -------------
  BRAZIL (0.2%)
    CIA TECIDOS DO NORTE DE MINAS SA
     (TEXTILES)........................   1,973,067         233,528
                                                      -------------
  CANADA (1.9%)
   *DANIER LEATHER, INC. (RETAIL)......      47,800         275,421
   *NEWBRIDGE NETWORKS CORP. (OFFICE
     EQUIP/COMP/COMM)..................      15,000         455,096
    NORTHERN TELECOM LTD. (OFFICE
     EQUIP/COMP/COMM)..................      14,000         698,204
   *POCO PETROLEUMS LTD. (OIL).........      42,000         350,013
    SHAW COMMUNICATIONS, INC. (CLASS B)
     (MEDIA)...........................      32,000         772,946
                                                      -------------
                                                          2,551,680
                                                      -------------
  CHILE (0.4%)
    DISTRIBUCION Y SERVICIO D&S SA, ADR
     (RETAIL)..........................      50,000         575,000
                                                      -------------
  FINLAND (2.7%)
    FINNLINES OYJ (TRANSPORTATION).....      17,000         731,935
    HARTWALL OYJ ABP (SERIES A)
     (FOOD/BEVERAGES)..................      10,000         162,938
    MERITANORDBANKEN OYJ (BANKS).......     280,000       1,780,661
    TIETO CORP. (CLASS B) (BUSINESS
     SERVICES).........................      16,200         726,287
    YIT-YHTYMA OYJ (CONSTRUCTION/
     BUILDING MATERIALS)...............      31,400         272,866
                                                      -------------
                                                          3,674,687
                                                      -------------
  FRANCE (9.6%)
   *ALSTOM SA (ELECTRICAL EQUIPMENT)...      20,000         469,029
    AXA-UAP SA (INSURANCE).............       9,000       1,305,047
    BANQUE NATIONALE DE PARIS
     (BANKS)...........................       8,000         659,075
    CAP GEMINI SA (BUSINESS SERVICES)..       4,000         642,319
    ESTABLISSEMENTS ECONOMIQUES DU
     CASION GUICHARD-PERRACHON SA
     (RETAIL)..........................       6,500         677,228
    CIE DE SAINT GOBAIN SA
     (CONSTRUCTION/BUILDING
     MATERIALS)........................       4,184         590,972
    FRANCE TELECOM SA, ADR
     (UTILITIES/COMMUNICATION).........      26,000       2,052,375

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PARIBAS SA (BANKS).................       6,000   $     521,697
    RENAULT SA (AUTOMOBILES)...........      50,000       2,246,685
    SCHNEIDER SA (ELECTRICAL
     EQUIPMENT)........................      13,000         788,936
    SODEXHO ALLIANCE SA (BUSINESS
     SERVICES).........................       4,000         895,094
    SYNTHELABO SA (PHARMACEUTICALS)....       3,600         762,405
    VIVENDI (UTILITIES)................       4,700       1,220,013
                                                      -------------
                                                         12,830,875
                                                      -------------
  GERMANY (5.2%)
    ALLIANZ AG (INSURANCE).............       3,088       1,132,837
    MANNESMANN AG (MACHINERY/ CAPITAL
     SPENDING).........................      34,000       3,899,073
    RWE AG (DIVERSIFIED INDS./
     MANUFACTURING)....................      12,000         657,451
    VOLKSWAGEN AG (AUTOMOBILES)........      16,150       1,289,654
                                                      -------------
                                                          6,979,015
                                                      -------------
  HONG KONG (0.5%)
    CHEUNG KONG (HOLDINGS) LTD. (REAL
     ESTATE)...........................      86,000         618,883
                                                      -------------
  HUNGARY (0.1%)
    GEDEON RICHTER LTD., GDR
     (PHARMACEUTICALS).................       4,000         170,600
                                                      -------------
  INDIA (1.0%)
    BANK OF BARODA LTD. (BANKS)........         500             584
    INFOSYS TECHNOLOGIES LTD. (BUSINESS
     SERVICES).........................      15,200       1,058,223
    MAHINDRA & MAHINDRA LTD.
     (AUTOMOBILES).....................      70,000         271,796
                                                      -------------
                                                          1,330,603
                                                      -------------
  IRELAND (1.7%)
    BANK OF IRELAND PLC (BANKS)........      65,000       1,448,875
    IRISH LIFE PLC (INSURANCE).........      87,500         824,520
                                                      -------------
                                                          2,273,395
                                                      -------------
  ITALY (4.8%)
    ALLEANZA ASSICURAZIONI S.P.A
     (INSURANCE).......................      58,300         825,588
    ASSICURAZIONI GENERALI S.P.A
     (INSURANCE).......................      17,600         736,494
    TELECOM ITALIA S.P.A, ADR
     (UTILITIES/COMMUNICATION).........      22,800       1,983,600
    UNICREDITO ITALIANO S.P.A
     (BANKS)...........................     488,500       2,901,861
                                                      -------------
                                                          6,447,543
                                                      -------------

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                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
  JAPAN (23.3%)
    BANYU PHARMACEUTICAL CO., LTD.
     (PHARMACEUTICALS).................      65,000   $   1,210,143
    BRIDGESTONE CORP. (AUTOMOBILES)....      32,000         727,681
    FANCL CORP. (HEALTH/PERSONAL
     CARE).............................      13,000       1,116,789
    HIROSE ELECTRIC CO., LTD.
     (ELECTRONICS).....................      21,000       1,472,651
    ITO-YOKADO CO., LTD. (RETAIL)......      16,000       1,120,601
    KAO CORP. (FOOD/BEVERAGES).........      65,000       1,469,459
    KEYENCE CORP. (ELECTRONICS)........       4,600         566,861
    KOMATSU LTD. (MACHINERY/ CAPITAL
     SPENDING).........................     143,000         751,787
    MABUCHI MOTOR CO., LTD. (ELECTRICAL
     EQUIPMENT)........................      16,000       1,226,987
    NIDEC CORP. (ELECTRICAL
     EQUIPMENT)........................       5,500         674,355
    NINTENDO CO., LTD.
     (ENTERTAINMENT/LEISURE)...........      10,000         970,774
    NIPPON TELEGRAPH & TELEPHONE CORP.
     (UTILITIES/ COMMUNICATION)........         161       1,244,647
    NOMURA SECURITIES CO., LTD., THE
     (FINANCIAL SERVICES)..............     152,000       1,327,345
    NTT DATA CORP. (BUSINESS
     SERVICES).........................         160         795,769
    OJI PAPER CO., LTD. (FORESTRY/
     PAPER PRODUCTS)...................     130,000         676,527
    OLYMPUS OPTICAL CO., LTD.
     (ELECTRONICS).....................     130,000       1,497,119
    PIONEER ELECTRONIC CORP.
     (ELECTRONICS).....................      35,000         588,005
    RYOHIN KEIKAKU CO., LTD. (RETAIL)..       7,000         933,982
    SANWA BANK LTD., THE (BANKS).......     118,000         911,180
    SEKISUI HOUSE, LTD.
     (CONSTRUCTION/BUILDING
     MATERIALS)........................     112,000       1,186,560
    SHIMAMURA CO., LTD. (RETAIL).......      57,000       2,607,525
    SONY CORP. (ELECTRONICS)...........      16,000       1,167,411
    SUMITOMO BANK LTD., THE (BANKS)....     100,000       1,028,400
    SUMITOMO REALTY & DEVELOPMENT CO.,
     LTD. (RETAIL).....................     190,000         618,192
    TAKEDA CHEMICAL INDS., LTD.
     (PHARMACEUTICALS).................      41,000       1,581,165
    TOKIO MARINE & FIRE INSURANCE CO.,
     LTD., THE (INSURANCE).............     130,000       1,555,898
    TORAY INDUSTRIES, INC.
     (CHEMICALS).......................      65,000         339,993
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    TOSHIBA CORP. (ELECTRONICS)........      94,000   $     560,850
    TOYOTA MOTOR CORP. (AUTOMOBILES)...      50,000       1,360,857
                                                      -------------
                                                         31,289,513
                                                      -------------
  NETHERLANDS (8.1%)
    ABN AMRO HOLDING NV (BANKS)........      32,524         684,564
    AEGON NV (INSURANCE)...............      39,000       4,792,219
   *EQUANT NV (BUSINESS SERVICES)......      65,000       4,407,813
    LAURUS NV (RETAIL).................      27,224         687,611
    VENDEX NV (RETAIL).................      13,178         320,204
                                                      -------------
                                                         10,892,411
                                                      -------------
  NORWAY (0.5%)
   *PETROLEUM GEO-SERVICES ASA, ADR
     (OTHER ENERGY)....................      41,000         645,750
                                                      -------------
  POLAND (0.1%)
   *MOSTOSTAL-WARSZAWA SA, GDR
     (CONSTRUCTION/BUILDING
     MATERIALS)........................      34,800         167,040
                                                      -------------
  SPAIN (4.4%)
    DRAGADOS Y CONSTRUCCIONES SA
     (CONSTRUCTION/BUILDING
     MATERIALS)........................      59,000       2,177,762
    METROVACESA SA (REAL ESTATE).......      35,000       1,052,288
    TELEFONICA SA, ADR (UTILITIES/
     COMMUNICATION)....................      10,253       1,388,000
   *TELEPIZZA SA (RESTAURANTS).........     130,000       1,238,608
                                                      -------------
                                                          5,856,658
                                                      -------------
  SWEDEN (2.7%)
    ASSA ABLOY AB (CLASS B)
     (DIVERSIFIED INDS./
     MANUFACTURING)....................      23,000         879,645
    BILSPEDITION TRANSPORT & LOGISTICS
     (BTL) AB (TRANSPORTATION).........      86,000         339,521
    MUNTERS AB (DIVERSIFIED CONSUMER
     MANUFACTURING)....................     100,000         863,607
    SKANDIA INSURANCE CO., LTD.
     (INSURANCE).......................     101,000       1,545,116
                                                      -------------
                                                          3,627,889
                                                      -------------
  SWITZERLAND (7.1%)
    CREDIT SUISSE GROUP (REGISTERED)
     (BANKS)...........................       6,500       1,017,487
   *GRETAG IMAGING GROUP (REGISTERED)
     (MACHINERY/ CAPITAL SPENDING).....       7,000         601,391
    NOVARTIS AG (BEARER)
     (PHARMACEUTICALS).................       1,500       2,948,710

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                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
    ROCHE HOLDING AG (GENUSSSCHEINE)
     (PHARMACEUTICALS).................         150   $   1,830,384
   *SAIA-BURGESS ELECTRONICS AG
     (REGISTERED) (ELECTRONICS)........       2,700         668,374
    UBS AG (REGISTERED) (BANKS)........       2,000         614,497
    ZURICH ALLIED AG (REGISTERED)
     (INSURANCE).......................       2,500       1,851,135
                                                      -------------
                                                          9,531,978
                                                      -------------
  THAILAND (0.6%)
   *BANGKOK BANK PUBLIC CO., LTD.
     (FOREIGN) (BANKS).................     160,000         330,270
   *KING POWER INTERNATIONAL GROUP CO.,
     LTD. (RETAIL).....................      88,000         220,000
   *THAI FARMERS BANK PUBLIC CO., LTD.
     (FOREIGN) (BANKS).................     175,000         308,252
                                                      -------------
                                                            858,522
                                                      -------------
  UNITED KINGDOM (18.0%)
    BARCLAYS PLC (BANKS)...............      50,639       1,091,921
    BRITISH AEROSPACE PLC
     (AEROSPACE/DEFENSE)...............     240,924       2,042,327
    BRITISH SKY BROADCASTING GROUP PLC
     (MEDIA)...........................     105,000         797,501
    BRITISH TELECOMMUNICATIONS PLC
     (UTILITIES/COMMUNICATION).........     200,000       3,013,141
    COMPASS GROUP PLC
     (ENTERTAINMENT/LEISURE)...........     250,000       2,863,815
    GLAXO WELLCOME PLC
     (PHARMACEUTICALS).................      98,000       3,371,922
    GRANADA GROUP PLC
     (ENTERTAINMENT/LEISURE)...........      60,975       1,077,908
    HAYS PLC (BUSINESS SERVICES).......     100,000         877,654
    NEXT PLC (RETAIL)..................      80,000         657,533
    PEARSON PLC (MEDIA)................      70,000       1,389,439
    SELECT APPOINTMENTS HOLDINGS PLC
     (BUSINESS SERVICES)...............      54,000         557,040
    SMITHKLINE BEECHAM PLC
     (PHARMACEUTICALS).................     231,762       3,239,086
    VODAFONE GROUP PLC (UTILITIES/
     COMMUNICATION)....................     120,308       1,953,643
    WPP GROUP PLC (MEDIA)..............     200,000       1,217,069
                                                      -------------
                                                         24,149,999
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $92,140,397)................                 125,586,444
                                                      -------------
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
PREFERRED STOCKS (1.3%)
  BRAZIL (0.1%)
    DIXIE TOGA SA (DIVERSIFIED CONSUMER
     GOODS/SERVICES)...................     437,500   $     119,496
    EMPRESA NACIONAL DE COMERCIO REDITO
     E PARTICIPACOES SA (TEXTILES).....   1,195,000           1,187
                                                      -------------
                                                            120,683
                                                      -------------
  GERMANY (1.2%)
    PORSCHE AG (AUTOMOBILES)...........         700       1,597,095
                                                      -------------
    TOTAL PREFERRED STOCKS
     (COST $1,091,140).................                   1,717,778
                                                      -------------
WARRANT (0.4%)
  FRANCE
   *VIVENDI (05/02/2001) (UTILITIES)
     (COST $129,829)...................     220,000         571,070
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $93,361,366)................                 127,875,292
                                                      -------------
REPURCHASE AGREEMENT (3.9%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $5,240,984
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES
     5.375% DUE 06/30/2000 TO
     07/31/2000.
     (COST $5,240,270).................  $5,240,270       5,240,270
                                                      -------------
TOTAL INVESTMENTS (99.2%)
 (COST $98,601,636)....................                 133,115,562
CASH AND RECEIVABLES LESS LIABILITIES
 (0.8%)................................                   1,077,438
                                                      -------------
NET ASSETS (100%)......................               $ 134,193,000
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.
 *   Non-income producing.

                       See Notes to Financial Statements.

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       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
DECEMBER 31,1998                            AMOUNT       VALUE(1)
                                         ------------  -------------
COMMON STOCKS (97.7%)
  BASIC INDUSTRIES & MANUFACTURING (2.2%)
    BUILDING & FORESTRY PRODUCTS
      LONGVIEW FIBRE CO................    1,450,000   $  16,765,625
      SOUTHDOWN, INC...................       80,000       4,735,000
                                                       -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                   21,500,625
                                                       -------------
  BUSINESS & CONSUMER SERVICES (26.3%)
    SERVICES & PUBLISHING (16.8%)
     *APOLLO GROUP, INC................      450,000      15,243,750
     *CERIDIAN CORP....................      214,500      14,974,781
     *CSG SYSTEMS INTERNATIONAL,
       INC.............................      120,000       9,480,000
      ECOLAB, INC......................      374,000      13,534,125
     *FISERV, INC......................      434,100      22,329,019
      MEREDITH CORP....................      117,000       4,431,375
     *ROMAC INTERNATIONAL, INC.........      465,000      10,346,250
      SERVICE CORPORATION INT'L........      545,000      20,744,063
      SERVICEMASTER CO.................      675,000      14,892,187
     *STERLING COMMERCE, INC...........      403,000      18,135,000
      UNITOG CO........................      323,000       9,286,250
     *YOUNG & RUBICAM, INC.............      280,000       9,065,000
                                                       -------------
                                                         162,461,800
                                                       -------------
    MEDIA & ENTERTAINMENT (6.7%)
     *CHANCELLOR MEDIA CORP............      250,000      11,968,750
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................      354,100       9,693,487
     *JACOR COMMUNICATIONS, INC........      220,000      14,162,500
     *MEDIAONE GROUP, INC..............      200,000       9,400,000
     *UNIVISION COMMUNICATIONS, INC.
       (CLASS A).......................      550,000      19,903,125
                                                       -------------
                                                          65,127,862
                                                       -------------
    POLLUTION CONTROL (2.8%)
     *ALLIED WASTE INDUSTRIES, INC.....      224,000       5,292,000
     *AQUA ALLIANCE, INC. (CLASS A)....    1,663,300       3,430,556
     *CUNO, INC........................      360,000       5,850,000
     *ESCO ELECTRONICS CORP............      228,700       2,072,594
      WASTE MANAGEMENT, INC............      233,300      10,877,613
                                                       -------------
                                                          27,522,763
                                                       -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                  255,112,425
                                                       -------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
  CONSUMER CYCLICAL (18.1%)
    CONSUMER DURABLE (0.9%)
     *FURNITURE BRANDS INTERNATIONAL,
       INC.............................      300,000   $   8,175,000
                                                       -------------
    CONSUMER NON-DURABLE (17.2%)
     *ABERCROMBIE & FITCH CO...........      375,000      26,531,250
     *ANNTAYLOR STORES CORP............      479,000      18,890,562
     *BED, BATH & BEYOND, INC..........      858,000      29,279,250
     *BRINKER INTERNATIONAL, INC.......      381,300      11,010,038
     *CONSOLIDATED STORES CORP.........      362,700       7,322,006
     *HELEN OF TROY LTD................      240,000       3,525,000
     *OUTBACK STEAKHOUSE, INC..........      303,000      12,082,125
     *PAPA JOHN'S INTERNATIONAL,
       INC.............................      418,000      18,444,250
     *VANS, INC........................      515,000       3,540,625
     *WESTPOINT STEVENS, INC...........      450,000      14,203,125
     *WILLIAMS-SONOMA, INC.............      550,000      22,171,875
                                                       -------------
                                                         167,000,106
                                                       -------------
    TOTAL CONSUMER CYCLICAL............                  175,175,106
                                                       -------------
  CONSUMER STAPLES (35.4%)
    FOOD & HOUSEHOLD PRODUCTS (14.4%)
      AMERICAN STORES CO...............    1,215,000      44,879,062
      HANNAFORD BROTHERS CO............      155,000       8,215,000
     *KROGER CO........................      282,500      17,091,250
     *MEYER (FRED), INC................      700,000      42,175,000
     *SAFEWAY, INC.....................      250,000      15,234,375
     *WHOLE FOODS MARKET, INC..........      247,000      11,948,625
                                                       -------------
                                                         139,543,312
                                                       -------------
    HEALTH (21.0%)
     *AMERICAN ONCOLOGY RESOURCES,
       INC.............................      750,000      10,921,875
      CARDINAL HEALTH, INC.............      270,000      20,486,250
     *CHIRON CORP......................      200,000       5,237,500
     *CYTYC CORP.......................      510,000      13,132,500
     *ELAN CORP. PLC ADR...............      182,000      12,660,375
     *HEALTHSOUTH CORP.................      550,000       8,490,625
     *INHALE THERAPEUTIC SYSTEMS,
       INC.............................      184,100       6,075,300
      MCKESSON CORP....................      297,000      23,481,563
      OMNICARE, INC....................      200,000       6,950,000
     *PAREXEL INTERNATIONAL CORP.......      300,000       7,500,000
    +*RESMED, INC......................      786,000      35,664,750
     *SEROLOGICALS CORP................      525,000      15,750,000

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
COMMON STOCKS (CONTINUED)
     *SHIRE PHARMACEUTICALS GROUP PLC
       ADR.............................      250,000   $   5,062,500
     *TRANSKARYOTIC THERAPIES, INC.....      200,000       5,075,000
      UNITED HEALTHCARE CORP...........      200,000       8,612,500
     *WATSON PHARMACEUTICALS, INC......      290,000      18,233,750
                                                       -------------
                                                         203,334,488
                                                       -------------
    TOTAL CONSUMER STAPLES.............                  342,877,800
                                                       -------------
  FINANCIAL (2.8%)
      AMERICAN BANKERS INSURANCE GROUP,
       INC.............................      165,000       7,981,875
      CIT GROUP, INC. (CLASS A)........      300,000       9,543,750
      FINOVA GROUP, INC................      180,000       9,708,750
                                                       -------------
    TOTAL FINANCIAL....................                   27,234,375
                                                       -------------
  TECHNOLOGY (10.7%)
     *3COM CORP........................      400,000      17,925,000
     *ALTERA CORP......................      250,000      15,218,750
     *ASCEND COMMUNICATIONS, INC.......      230,000      15,122,500
     *CADENCE DESIGN SYSTEMS, INC......      300,000       8,925,000
     *FLEXTRONICS INTERNATIONAL LTD....       71,100       6,087,938
     *MAXTOR CORP......................      340,000       4,760,000
     *QLOGIC CORP......................       55,000       7,198,125
     *SEAGATE TECHNOLOGY, INC..........      331,250      10,020,312
     *SYNOPSYS, INC....................      220,000      11,935,000
     *TRANSACTION SYSTEMS ARCHITECTS,
       INC. (CLASS A)..................      142,300       7,115,000
                                                       -------------
    TOTAL TECHNOLOGY...................                  104,307,625
                                                       -------------
  UTILITIES (2.2%)
    COMMUNICATIONS (1.5%)
      COMSAT CORP......................      400,000      14,400,000
                                                       -------------
    ELECTRIC & GAS (0.7%)
      UNITED WATER RESOURCES, INC......      279,700       6,695,319
                                                       -------------
    TOTAL UTILITIES....................                   21,095,319
                                                       -------------
    TOTAL COMMON STOCKS
     (COST $658,662,979)...............                  947,303,275
                                                       -------------
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
WARRANTS (0.0%)
   *AQUA ALLIANCE, INC. (03/11/2001)
     (COST $272,842)...................      330,140   $     225,105
                                                       -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $658,935,821)...............                  947,528,380
                                                       -------------
REPURCHASE AGREEMENT (2.4%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $23,240,363.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES 5.375%
     DUE 06/30/2000 TO 07/31/2000.
     (COST $23,237,199)................  $23,237,199      23,237,199
                                                       -------------
TOTAL INVESTMENTS (100.1%)
 (COST 682,173,020)....................                  970,765,579
RECEIVABLES LESS LIABILITIES (-0.1%)...                   (1,406,688)
                                                       -------------
NET ASSETS (100.0%)....................                $ 969,358,891
                                                       -------------
                                                       -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

 +   Affiliated issuer

                       See Notes to Financial Statements.

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
DECEMBER 31, 1998                          AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (94.6%)
  BASIC INDUSTRIES & MANUFACTURING (1.2%)
    BUILDING & FORESTRY PRODUCTS (1.0%)
      MARTIN MARIETTA MATERIALS,
       INC.............................      12,800   $     796,000
      SOUTHDOWN, INC. .................      13,200         781,275
                                                      -------------
                                                          1,577,275
                                                      -------------
    MACHINERY CAPITAL SPENDING (0.2%)
      GRACO, INC. .....................      13,200         389,400
                                                      -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                   1,966,675
                                                      -------------
  BUSINESS & CONSUMER SERVICES (19.0%)
    SERVICES & PUBLISHING (18.0%)
     *ADVO, INC........................      68,300       1,801,412
     *AMBASSADORS INTERNATIONAL,
       INC.............................      50,000         737,500
     *APOLLO GROUP, INC. ..............      62,800       2,127,350
     *ASYMETRIX LEARNING SYSTEMS,
       INC.............................      40,300         176,313
     *FAMILY GOLF CENTERS, INC.........     115,550       2,282,112
      G & K SERVICES, INC. (CLASS A)...      26,800       1,427,100
     *GLOBAL VACATION GROUP, INC.......     124,200       1,071,225
     *ITT EDUCATIONAL SERVICES, INC....      62,000       2,108,000
      NATIONAL DATA CORP...............      44,000       2,142,250
     *NOVA CORP........................      87,275       3,027,352
     *PROFESSIONAL DETAILING, INC......      58,770       1,660,252
     *PROFIT RECOVERY GROUP
       INTERNATIONAL, INC..............      19,400         726,288
     *ROMAC INTERNATIONAL, INC.........      71,500       1,590,875
     *SCHEIN (HENRY), INC..............      43,500       1,946,625
      SELECT APPOINTMENTS HOLDINGS PLC
       ADR.............................      44,700         961,050
     *STERLING COMMERCE, INC...........      63,200       2,844,000
     *SYLVAN LEARNING SYSTEMS, INC.....      74,900       2,284,450
                                                      -------------
                                                         28,914,154
                                                      -------------
    POLLUTION CONTROL (1.0%)
     *ALLIED WASTE INDUSTRIES, INC.....      33,500         791,437
     *CASELLA WASTE SYSTEMS, INC. .....      19,000         705,375
                                                      -------------
                                                          1,496,812
                                                      -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                  30,410,966
                                                      -------------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
  CONSUMER CYCLICAL (20.6%)
    CONSUMER DURABLE (4.2%)
     *CHAMPION ENTERPRISES, INC........      47,300   $   1,294,837
      ETHAN ALLEN INTERIORS, INC.......      37,600       1,541,600
     *MODTECH, INC.....................      70,000       1,067,500
     *TOWER AUTOMOTIVE, INC............      75,600       1,885,275
      WATSCO, INC......................      53,250         891,938
                                                      -------------
                                                          6,681,150
                                                      -------------
    CONSUMER NON-DURABLE (16.4%)
     *ACTION PERFORMANCE COS., INC.....      72,300       2,557,613
     *AMES DEPARTMENT STORES, INC......      96,500       2,605,500
     *BED, BATH & BEYOND, INC. ........      89,100       3,040,537
     *BUILDING MATERIALS HOLDING
       CORP............................     101,300       1,228,262
     *CEC ENTERTAINMENT, INC...........      36,000         999,000
      CKE RESTAURANTS, INC.............      67,848       1,997,276
     *CAVANAUGHS HOSPITALITY CORP......      39,600         425,700
     *COLUMBIA SPORTSWEAR CO...........      32,000         540,000
     *COST PLUS, INC. .................      43,600       1,367,950
     *HELEN OF TROY LTD................     107,500       1,578,906
     *HOLLYWOOD ENTERTAINMENT CORP.....      90,300       2,460,675
     *OMEGA PROTEIN CORP...............      13,000         131,625
     *QUIKSILVER, INC..................      59,100       1,773,000
     *TIMBERLAND CO. (CLASS A).........      27,700       1,262,081
     *WET SEAL, INC. (CLASS A).........      42,900       1,295,044
     *WILLIAMS-SONOMA, INC.............      78,200       3,152,438
                                                      -------------
                                                         26,415,607
                                                      -------------
    TOTAL CONSUMER CYCLICAL............                  33,096,757
                                                      -------------
  CONSUMER STAPLES (21.8%)
    FOOD & HOUSEHOLD PRODUCTS (3.2%)
     *AURORA FOODS, INC................      89,200       1,767,275
     *FRESH DEL MONTE PRODUCE, INC.....      62,000       1,344,625
     *U.S. FOODSERVICE, INC. ..........      17,000         833,000
     *WHOLE FOODS MARKET, INC..........      27,000       1,306,125
                                                      -------------
                                                          5,251,025
                                                      -------------
    HEALTH (18.6%)
     *AMERICAN ONCOLOGY RESOURCES,
       INC.............................     110,000       1,601,875
     *ANESTA CORP......................      45,000       1,198,125
     *BALANCE BAR CO. .................      54,700         588,025
     *BARR LABORATORIES, INC...........      23,000       1,104,000

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (CONTINUED)
     *BIOMATRIX, INC...................       3,700   $     215,525
     *CARDIAC PATHWAYS CORP............      95,000         403,750
     *COVANCE, INC.....................      66,000       1,922,250
     *HEALTHCARE RECOVERIES, INC.......      62,500       1,062,500
     *ICON PUBLIC LTD. CO. ADR.........      28,800         964,800
     *IDEXX LABORATORIES, INC..........      88,000       2,367,750
     *INHALE THERAPEUTIC SYSTEMS,
       INC.............................      25,700         848,100
     *INTELLIGENT POLYMERS LTD. (UNITS
       - EACH UNIT CONSISTS OF 1 SHARE
       & 1 WARRANT)....................      33,000         924,000
      JONES PHARMA, INC................      60,800       2,219,200
     *LIGAND PHARMACEUTICALS, INC.
       (CLASS B).......................      73,897         859,053
     *OXFORD HEALTH PLANS, INC.........     100,000       1,487,500
     *PAREXEL INTERNATIONAL CORP.......      73,000       1,825,000
     *PATHOGENESIS CORP................      57,700       3,346,600
     *PHYSICIAN RELIANCE NETWORK,
       INC.............................      52,000         682,500
     *PROTEIN DESIGN LABS, INC.........      89,700       2,085,525
     *QUORUM HEALTH GROUP, INC.........      48,600         628,762
     *SPIROS DEVELOPMENT CORP. II, INC.
       (UNITS - 1 CALLABLE COMMON SHARE
       OF SPIROS & 1 WARRANT OF DURABLE
       PHARMACEUTICALS)................      30,000         268,125
     *TRANSKARYOTIC THERAPIES, INC. ...      60,000       1,522,500
     *UNIVERSAL HEALTH SERVICES, INC.
       (CLASS B).......................      32,500       1,685,938
                                                      -------------
                                                         29,811,403
                                                      -------------
    TOTAL CONSUMER STAPLES.............                  35,062,428
                                                      -------------
  ENERGY (2.3%)
    DOMESTIC & INTERNATIONAL INTEGRATED (0.7%)
     *TESORO PETROLEUM CORP............      46,500         563,812
      WESTERN GAS RESOURCES, INC.......     107,800         619,850
                                                      -------------
                                                          1,183,662
                                                      -------------
    ENERGY SERVICES (1.6%)
     *HANOVER COMPRESSOR CO............      84,700       2,175,731
     *NEWPARK RESOURCES, INC...........      45,000         306,563
                                                      -------------
                                                          2,482,294
                                                      -------------
    TOTAL ENERGY.......................                   3,665,956
                                                      -------------
  FINANCIAL (1.2%)
      NORTH FORK BANCORP, INC..........      44,150       1,056,841
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
      STIRLING COOKE BROWN HOLDINGS
       LTD.............................      47,900   $     832,262
                                                      -------------
    TOTAL FINANCIAL....................                   1,889,103
                                                      -------------
  TECHNOLOGY (25.7%)
     *ACXIOM CORP. ....................      79,600       2,467,600
     *AMERICAN MANAGEMENT SYSTEMS,
       INC.............................      59,200       2,368,000
     *ARTESYN TECHNOLOGIES, INC. ......      25,000         350,000
     *AXENT TECHNOLOGIES, INC..........      65,800       2,011,012
     *CERNER CORP......................     115,800       3,097,650
     *CIBER, INC.......................     119,200       3,330,150
     *COMPUTER NETWORK TECHNOLOGY
       CORP............................      27,500         343,750
     *COM21, INC. .....................      58,800       1,234,800
     *ENGINEERING ANIMATION, INC.......      42,600       2,300,400
     *FLEXTRONICS INTERNATIONAL LTD....      22,700       1,943,688
     *FORE SYSTEMS, INC................     100,000       1,831,250
     *HMT TECHNOLOGY CORP..............     152,500       1,953,906
     *HNC SOFTWARE, INC................      51,000       2,062,312
     *MICROS SYSTEMS, INC..............      39,200       1,288,700
     *PEERLESS SYSTEMS CORP............      40,700         345,950
     *PEREGRINE SYSTEMS, INC...........      34,600       1,604,575
     *POWERWAVE TECHNOLOGIES, INC......      78,500       1,462,063
     *QLOGIC CORP......................       1,800         235,575
     *RADISYS CORP.....................      10,000         300,000
     *SAVILLE SYSTEMS PLC ADR..........     104,000       1,976,000
     *TRANSACTION SYSTEMS ARCHITECTS,
       INC. (CLASS A)..................      64,900       3,245,000
     *TRANSITION SYSTEMS, INC. ........      35,000         525,000
     *VISIO CORP.......................      67,000       2,449,688
     *XIRCOM, INC......................      72,300       2,458,200
                                                      -------------
    TOTAL TECHNOLOGY...................                  41,185,269
                                                      -------------
  TRANSPORTATION (0.9%)
      EXPEDITORS INTERNATIONAL OF
       WASHINGTON, INC.................      33,300       1,398,600
                                                      -------------
  UTILITIES (1.9%)
    COMMUNICATIONS
      COMSAT CORP......................      68,800       2,476,800
     *PACIFIC GATEWAY EXCHANGE, INC....      13,300         639,231
                                                      -------------
    TOTAL UTILITIES....................                   3,116,031
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $125,925,226)...............                 151,791,785
                                                      -------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
PREFERRED STOCKS (0.4%)
  CONVERTIBLES
    REAL ESTATE INVESTMENT TRUSTS
   *APARTMENT INVESTMENT & MANAGEMENT
     CO. (CLASS E) (COST $699,589).....      15,720   $     581,640
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $126,624,815)                                152,373,425
                                                      -------------
REPURCHASE AGREEMENTS (8.2%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $6,739,386.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES 5.375%
     DUE 06/30/2000 TO 07/31/2000......  $6,738,468       6,738,468
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    MERRILL LYNCH
     4.917% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $6,500,876.
     COLLATERALIZED BY
     U.S. TREASURY STRIPS
     DUE 11/15/2014 TO 11/15/2024......  $6,500,000   $   6,500,000
                                                      -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $13,238,468)................                  13,238,468
                                                      -------------
TOTAL INVESTMENTS (103.2%)
 (COST $139,863,283)...................                 165,611,893
RECEIVABLES LESS LIABILITIES (-3.2%)...                  (5,139,686)
                                                      -------------
NET ASSETS (100%)......................               $ 160,472,207
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                       See Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-------------------                                          -------------------

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                                     ------

                                          SHARES OR
                                          PRINCIPAL
DECEMBER 31, 1998                          AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (94.4%)
REAL ESTATE INVESTMENT TRUSTS
  APARTMENTS (15.8%)
    APARTMENT INVESTMENT & MANAGEMENT
     CO. (CLASS A).....................     230,000   $   8,553,125
    ARCHSTONE COMMUNITIES TRUST........     256,171       5,187,463
    AVALONBAY COMMUNITIES, INC.........     126,464       4,331,392
    COLONIAL PROPERTIES TRUST..........     156,100       4,156,162
    EQUITY RESIDENTIAL PROPERTIES
     TRUST.............................      91,003       3,679,934
                                                      -------------
                                                         25,908,076
                                                      -------------
  COMMUNITY CENTERS (12.3%)
   *EXCEL LEGACY CORP..................     142,100         568,400
    KIMCO REALTY CORP..................     114,400       4,540,250
    NEW PLAN EXCEL REALTY TRUST, INC...     290,520       6,445,913
    PAN PACIFIC RETAIL PROPERTIES,
     INC...............................     152,200       3,034,487
   *VORNADO OPERATING, INC.............       8,095          65,266
    VORNADO REALTY TRUST...............     161,900       5,464,125
                                                      -------------
                                                         20,118,441
                                                      -------------
  INDUSTRIAL (30.3%)
    ALEXANDRIA REAL ESTATE EQUITIES,
     INC...............................     149,500       4,625,156
    CABOT INDUSTRIAL TRUST.............     300,000       6,131,250
    DUKE REALTY INVESTMENTS, INC.......     215,000       4,998,750
    FIRST INDUSTRIAL REALTY TRUST,
     INC...............................     155,500       4,169,344
    LIBERTY PROPERTY TRUST.............     186,700       4,597,487
    PROLOGIS TRUST.....................     194,145       4,028,509
    PUBLIC STORAGE, INC................     274,100       7,417,831
    SHURGARD STORAGE CENTERS, INC.
     (CLASS A).........................     123,900       3,198,169
    SPIEKER PROPERTIES, INC............     168,500       5,834,313
    STORAGE TRUST REALTY...............      51,200       1,196,800
    TRINET CORPORATE REALTY TRUST,
     INC...............................     131,000       3,504,250
                                                      -------------
                                                         49,701,859
                                                      -------------
  LODGING (2.2%)
    STARWOOD HOTELS & RESORTS TRUST....     160,200       3,634,538
                                                      -------------
  MANUFACTURED HOMES (2.6%)
    MANUFACTURED HOME COMMUNITIES,
     INC...............................     170,400       4,270,650
                                                      -------------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
  OFFICE (15.7%)
    BOSTON PROPERTIES, INC.............     137,000   $   4,178,500
    EQUITY OFFICE PROPERTIES TRUST.....     386,318       9,271,632
    MACK-CALI REALTY CORP..............     189,400       5,847,725
    PRENTISS PROPERTIES TRUST..........     135,000       3,012,188
    RECKSON ASSOCIATES REALTY CORP.....     156,800       3,479,000
   *RECKSON SERVICE INDUSTRIES, INC....      12,544          51,681
                                                      -------------
                                                         25,840,726
                                                      -------------
  OTHER (5.4%)
    CAPITAL AUTOMOTIVE.................     165,000       2,454,375
   *CATELLUS DEVELOPMENT CORP..........     261,900       3,748,444
   *SECURITY CAPITAL GROUP, INC. (CLASS
     B)................................     202,900       2,751,831
                                                      -------------
                                                          8,954,650
                                                      -------------
  SHOPPING MALLS (10.1%)
    GENERAL GROWTH PROPERTIES, INC.....     143,000       5,416,125
    MACERICH CO. (THE).................      83,300       2,134,562
    SIMON PROPERTY GROUP, INC..........     314,256       8,956,296
                                                      -------------
                                                         16,506,983
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $157,255,085)...............                 154,935,923
                                                      -------------
REPURCHASE AGREEMENT (4.4%)
  J.P. MORGAN SECURITIES, INC.
   4.970% DATED 12/31/1998, DUE
   01/04/1999 IN THE AMOUNT OF
   $7,186,172. COLLATERALIZED BY U.S.
   TREASURY BILLS DUE 06/24/1999, U.S.
   TREASURY BONDS 6.500% DUE
   11/15/2026, U.S. TREASURY NOTES
   5.375% DUE 06/30/2000 TO 07/31/2000.
   (COST $7,185,194)...................  $7,185,194       7,185,194
                                                      -------------
TOTAL INVESTMENTS (98.8%)
 (COST $164,440,279)...................                 162,121,117
RECEIVABLES LESS LIABILITIES (1.2%)....                   2,051,237
                                                      -------------
NET ASSETS (100.0%)....................               $ 164,172,354
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                       See Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                           SHARES OR
                                           PRINCIPAL
DECEMBER 31, 1998                           AMOUNT        VALUE(1)
                                         -------------  -------------
COMMON STOCKS (54.5%)
  BASIC INDUSTRIES & MANUFACTURING (4.5%)
    BUILDING & FORESTRY PRODUCTS (0.1%)
      CHAMPION INTERNATIONAL CORP......        32,900   $   1,332,450
                                                        -------------
    MACHINERY CAPITAL SPENDING (4.4%)
      EMERSON ELECTRIC CO..............        38,500       2,408,656
      GENERAL ELECTRIC CO..............       228,700      23,341,694
      TYCO INTERNATIONAL LTD...........       221,326      16,696,280
                                                        -------------
                                                           42,446,630
                                                        -------------
    TOTAL BASIC INDUSTRIES &
     MANUFACTURING.....................                    43,779,080
                                                        -------------
  BUSINESS & CONSUMER SERVICES (3.0%)
    MEDIA & ENTERTAINMENT (2.3%)
     *CLEAR CHANNEL COMMUNICATIONS,
       INC.............................       181,600       9,897,200
      COMCAST CORP. (CLASS A
       SPECIAL)........................        72,900       4,278,319
     *INFINITY BROADCASTING CORP.
       (CLASS A).......................       208,400       5,704,950
     *TELE-COMMUNICATIONS, INC.........
      TCI VENTURES GROUP (SERIES A)....       103,700       2,443,431
                                                        -------------
                                                           22,323,900
                                                        -------------
    POLLUTION CONTROL (0.7%)
      WASTE MANAGEMENT, INC............       152,600       7,114,975
                                                        -------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                    29,438,875
                                                        -------------
  CONSUMER CYCLICAL (5.7%)
    CONSUMER DURABLE (0.5%)
      FEDERAL-MOGUL CORP...............        86,100       5,122,950
                                                        -------------
    CONSUMER NON-DURABLE (5.2%)
     *BED, BATH & BEYOND, INC..........       104,000       3,549,000
      CARNIVAL CORP....................       135,200       6,489,600
     *CONSOLIDATED STORES CORP.........       294,300       5,941,181
      DAYTON-HUDSON CORP...............       200,300      10,866,275
     *FEDERATED DEPARTMENT STORES,
       INC.............................       135,700       5,911,431
      HOME DEPOT, INC. (THE)...........        78,900       4,827,694
      LOWE'S COS., INC.................       195,000       9,981,563
     *OFFICE DEPOT, INC................        91,900       3,394,556
                                                        -------------
                                                           50,961,300
                                                        -------------
    TOTAL CONSUMER CYCLICAL............                    56,084,250
                                                        -------------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
  CONSUMER STAPLES (14.4%)
    FOOD & HOUSEHOLD PRODUCTS (4.7%)
      AVON PRODUCTS, INC...............       190,100   $   8,411,925
      GILLETTE CO......................        63,500       3,067,844
     *MEYER (FRED), INC................       124,300       7,489,075
      PHILLIP MORRIS COS., INC.........       215,700      11,539,950
     *SAFEWAY, INC.....................       203,200      12,382,500
      WALGREEN CO......................        49,400       2,892,987
                                                        -------------
                                                           45,784,281
                                                        -------------
    HEALTH (9.7%)
      AMERICAN HOME PRODUCTS CORP......       154,000       8,672,125
     *BOSTON SCIENTIFIC CORP...........       277,600       7,443,150
      BRISTOL-MYERS SQUIBB CO..........       119,400      15,977,212
      CARDINAL HEALTH, INC.............       107,850       8,183,119
      GUIDANT CORP.....................        63,700       7,022,925
      PFIZER, INC......................       170,400      21,374,550
      SCHERING-PLOUGH CORP.............       198,600      10,972,650
      WARNER-LAMBERT CO................       198,500      14,924,719
                                                        -------------
                                                           94,570,450
                                                        -------------
    TOTAL CONSUMER STAPLES.............                   140,354,731
                                                        -------------
    ENERGY (3.0%)
      AMOCO CORP.......................        76,800       4,636,800
     *CONOCO, INC. (CLASS A)...........       129,100       2,694,962
      ELF AQUITANE ADR.................        45,000       2,548,125
      EXXON CORP.......................       127,700       9,338,063
      MOBIL CORP.......................        76,800       6,691,200
      ROYAL DUTCH PETROLEUM CO.........        34,200       1,637,325
      TEXACO, INC......................        33,700       1,781,888
                                                        -------------
    TOTAL ENERGY.......................                    29,328,363
                                                        -------------
    FINANCIAL (7.6%)
      ALLSTATE CORP....................       225,200       8,698,350
      AMERICAN GENERAL CORP............        88,600       6,910,800
      BANK ONE CORP....................       131,318       6,705,425
      BANKAMERICA CORP.................       122,400       7,359,300
      CHASE MANHATTAN CORP.............        79,200       5,390,550
      CHUBB CORP.......................        31,900       2,069,513
      CITIGROUP, INC...................        76,250       3,774,375
      FREDDIE MAC......................       199,100      12,829,506
      FIRST UNION CORP.................       154,900       9,419,856
      MELLON BANK CORP.................        96,900       6,661,875
      MORGAN STANLEY, DEAN WITTER,
       DISCOVER & CO...................        38,500       2,733,500

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
      TRAVELERS PROPERTY CASUALTY CORP.
       (CLASS A).......................        60,200   $   1,866,200
                                                        -------------
    TOTAL FINANCIAL....................                    74,419,250
                                                        -------------
  TECHNOLOGY (11.4%)
   *AMERICA ONLINE, INC................        72,300      10,465,425
   *ASCEND COMMUNICATIONS, INC.........        78,400       5,154,800
   *CISCO SYSTEMS, INC.................        82,275       7,636,148
    COMPAQ COMPUTER CORP...............        71,600       3,002,725
   *COMPUTER SCIENCES CORP.............       161,900      10,432,432
   *DELL COMPUTER CORP.................       100,300       7,340,706
   *GATEWAY 2000, INC..................       120,400       6,162,975
    INTEL CORP.........................        81,600       9,674,700
    INTERNATIONAL BUSINESS MACHINES
     CORP..............................        70,200      12,969,450
    LUCENT TECHNOLOGIES, INC...........        32,400       3,564,000
   *MICROSOFT CORP.....................       178,000      24,686,375
   *TELLABS, INC.......................       107,300       7,356,756
   *XILINX, INC........................        39,800       2,591,975
                                                        -------------
    TOTAL TECHNOLOGY...................                   111,038,467
                                                        -------------
  UTILITIES (4.9%)
    COMMUNICATIONS (4.5%)
      AT&T CORP........................        29,300       2,204,825
      ALLTEL CORP......................        81,900       4,898,644
      BELL ATLANTIC CORP...............        93,500       5,311,969
     *MCI WORLDCOM, INC................       208,958      14,992,736
      SBC COMMUNICATIONS, INC..........       185,600       9,952,800
     *TELE-COMMUNICATIONS, INC. TCI
       GROUP (SERIES A)................       115,300       6,377,531
                                                        -------------
                                                           43,738,505
                                                        -------------
    ELECTRIC & GAS (0.4%)
      DUKE ENERGY CORP.................        54,600       3,497,813
                                                        -------------
    TOTAL UTILITIES....................                    47,236,318
                                                        -------------
    TOTAL COMMON STOCKS
     (COST $377,528,286)...............                   531,679,334
                                                        -------------
BONDS (44.0%)
U.S. GOVERNMENT SECURITIES (22.0%)
  U.S. TREASURY NOTES & BONDS (8.0%)
    U.S. TREASURY BONDS
      8.125% 08/15/2019................  $ 19,765,000      26,377,005
      7.625% 11/15/2022................    11,075,000      14,371,540
    U.S. TREASURY NOTES
      6.875% 08/31/1999................     7,960,000       8,071,941
      6.125% 12/31/2001................     3,500,000       3,641,096
                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
      7.000% 07/15/2006................  $ 21,975,000   $  25,078,969
                                                        -------------
                                                           77,540,551
                                                        -------------
  U.S. AGENCY BONDS (0.4%)
    FEDERAL NATIONAL MORTGAGE
     ASSOCIATION
      6.000% 05/15/2008................     4,000,000       4,222,480
                                                        -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (1.4%)
    6.000% 11/15/2028 - 12/15/2028.....    13,669,931      13,550,319
                                                        -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA II) (1.3%)
    6.000% 11/20/2028 - 12/20/2028.....    12,903,101      12,705,555
                                                        -------------
FEDERAL HOUSING ADMINISTRATION (FHA) (0.3%)
  FHA INSURED PROJECT POOL #55
    7.430% 04/01/2022..................     1,630,132       1,713,743
                                                        -------------
  FHA INSURED PROJECT POOL #53-43077
    9.125% 07/25/2033..................     1,094,515       1,146,505
                                                        -------------
                                                            2,860,248
                                                        -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (10.6%)
    GNMA (0.9%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. B
        7.000% 08/20/2026..............     3,785,459       3,870,707
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. C
        7.000% 03/20/2027..............     3,877,000       3,952,989
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-1 CL. A
        7.000% 01/20/2028..............     1,090,000       1,111,103
                                                        -------------
                                                            8,934,799
                                                        -------------
    FNMA (5.3%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. G97-3 CL. VB
        7.000% 08/20/2006..............       760,000         792,706
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G5 CL. VA
        7.500% 07/17/2012..............     5,700,000       5,931,534
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-74 CL. D
        7.500% 09/20/2023..............     2,486,944       2,528,983
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-10 CL. UU
        6.500% 01/25/2024..............     1,774,000       1,786,031

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-43 CL. E
        6.500% 02/25/2024..............  $  2,620,171   $   2,624,232
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G4 CL. C
        7.500% 06/17/2024..............     7,820,000       7,978,574
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G1 CL. B
        7.500% 06/20/2024..............     4,680,000       4,854,440
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-27 CL. B
        7.000% 02/18/2025..............     3,020,000       3,047,268
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-17 CL. PE
        7.000% 01/18/2026..............     1,870,000       1,935,985
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
        7.000% 07/18/2026..............     8,290,000       8,768,658
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-61 CL. PK
        6.000% 12/25/2026..............     4,670,000       4,664,202
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-63 CL. PG
        6.000% 03/25/2027..............     2,478,000       2,474,916
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-39 CL. B
        7.500% 05/17/2027..............     1,530,000       1,566,296
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-68 CL. PJ
        7.000% 10/18/2027..............     3,000,000       3,094,980
                                                        -------------
                                                           52,048,805
                                                        -------------
  FHLMC (4.3%)
    FHLMC GNMA MULTICLASS MTG. PARTN.
     CTFS. GTD. SERIES G40 CL. N
      6.500% 05/17/2021................     7,180,000       7,227,510
    FHLMC GNMA MULTICLASS MTG. PARTN.
     CTFS. GTD. SERIES G62 CL. B
      7.500% 05/20/2024................     4,066,000       4,145,694
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1933 CL. VC
      7.550% 03/15/2012................     2,950,000       3,091,954
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2065 CL. PG
      6.000% 04/15/2021................  $    490,000   $     494,743
                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1543 CL. XN
      7.000% 07/15/2023................     5,617,000       5,927,608
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1763 CL. H
      8.250% 07/15/2023................       130,000         135,102
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1895 CL. B
      7.500% 12/15/2023................     3,940,000       4,009,935
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1904 CL. C
      7.250% 08/15/2024................     3,490,000       3,553,358
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1910 CL. D
      8.000% 11/15/2024................     2,043,000       2,097,480
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 1995 CL. A
      7.500% 08/20/2027................     7,350,000       7,597,960
    FHLMC MULTICLASS MTG. PARTN. CTFS.
     GTD. SERIES 2116 CL. VC
      6.000% 01/15/2029................     4,210,000       4,078,437
                                                        -------------
                                                           42,359,781
                                                        -------------
  OTHER AGENCY COLLATERALIZED MORTGAGE OBLIGATION (0.1%)
    PUERTO RICO HOUSING FINANCE CORP.
     SERIES A CL. 4
      9.000% 07/20/2017................       357,612         357,612
                                                        -------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST $209,300,337)...............                   214,580,150
                                                        -------------
CORPORATE BONDS (11.7%)
  INDUSTRIAL (8.8%)
    BASIC INDUSTRY & MANUFACTURING (1.3%)
      ALUMINUM CO. OF AMERICA SERIES B
        6.500% 06/15/2018..............     4,150,000       4,185,400
      CATERPILLAR FINANCIAL SERVICES
       CORP. MEDIUM TERM NOTES
        5.800% 03/15/2000..............     3,890,000       3,912,834
      TYCO INTERNATIONAL GROUP S.A.
        6.250% 06/15/2003..............  $  4,500,000   $   4,546,035
                                                        -------------
                                                           12,644,269
                                                        -------------

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
  BUSINESS & CONSUMER SERVICES (1.6%)
    ALLIED WASTE NORTH AMERICA, INC.
     (144A)
      7.625% 01/01/2006................     1,000,000       1,010,000
    COMCAST CORP.
      9.500% 01/15/2008................     2,140,000       2,238,825
    JONES INTERCABLE, INC.
      8.875% 04/01/2007................     1,435,000       1,528,275
    LENFEST COMMUNICATIONS, INC.
      8.375% 11/01/2005................       650,000         702,000
    SERVICE CORP. INTERNATIONAL
      6.300% 03/15/2003................     5,000,000       5,048,250
    USA WASTE SERVICES, INC.
      6.125% 07/15/2001................     4,450,000       4,477,590
    USA NETWORKS, INC. (144A)
      6.750% 11/15/2005................     1,000,000         996,140
                                                        -------------
                                                           16,001,080
                                                        -------------
  CONSUMER CYCLICAL (1.6%)
    ECKERD CORP.
      9.250% 02/15/2004................     4,000,000       4,198,760
    HILTON HOTELS CORP.
      7.375% 06/01/2002................     3,500,000       3,560,865
    WAL-MART STORES, INC.
      5.650% 02/01/2000................     7,375,000       7,406,860
                                                        -------------
                                                           15,166,485
                                                        -------------
  CONSUMER STAPLES (2.2%)
    AETNA SERVICES, INC.
      7.625% 08/15/2026................     3,650,000       3,750,849
    AMERICAN HOME PRODUCTS CORP.
      7.700% 02/15/2000................     2,975,000       3,058,300
    AMGEN, INC.
      8.125% 04/01/2097................     2,550,000       3,071,858
    COCA-COLA ENTERPRISES, INC.
      6.750% 01/15/2038................     4,150,000       4,274,666
    PHILIP MORRIS COS., INC.
      6.150% 03/15/2000................     5,600,000       5,646,480
    WESTPOINT STEVENS, INC.
      7.875% 06/15/2005................  $  1,575,000   $   1,598,625
                                                        -------------
                                                           21,400,778
                                                        -------------
  ENERGY (1.6%)
    GULF CANADA RESOURCES LTD.
      9.625% 07/01/2005................     2,500,000       2,475,000
    K N ENERGY, INC.
      6.650% 03/01/2005................     4,075,000       4,117,502
                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
    OCCIDENTAL PETROLEUM CORP.
      6.400% 04/01/2003................     5,000,000       4,920,850
      7.375% 11/15/2008................     4,150,000       4,226,526
                                                        -------------
                                                           15,739,878
                                                        -------------
  TRANSPORTATION (0.5%)
    ALLIED HOLDING, INC. SERIES B
      8.625% 10/01/2007................       500,000         507,500
    CANADIAN NATIONAL RAILWAY CO.
      6.450% 07/15/2006................       675,000         696,040
    FEDERAL EXPRESS CORP. PASS THRU
     TRUST SERIES 1997-1C
      7.650% 01/15/2014................     2,167,837       2,290,254
    TEEKAY SHIPPING CORP. GTD. 1ST PFD.
     SHIP. MTG. NOTES
      8.320% 02/01/2008................     1,000,000         990,000
                                                        -------------
                                                            4,483,794
                                                        -------------
  FINANCIAL (2.8%)
    FINANCE (0.9%)
      BEAR STEARNS COS., INC. MEDIUM
       TERM NOTES
        5.404% 10/10/2000..............     3,825,000       3,792,105
      HARTFORD LIFE, INC.
        7.650% 06/15/2027..............     2,555,000       2,846,730
      MORGAN STANLEY DEAN WITTER
       DISCOVER CO. MEDIUM TERM NOTES
        5.750% 02/15/2001..............     2,100,000       2,107,896
                                                        -------------
                                                            8,746,731
                                                        -------------
    BANKS-DOMESTIC (0.5%)
      FIRST SECURITY CORP.
        5.875% 11/01/2003..............     1,325,000       1,321,317
      MELLON FINANCIAL CO.
        5.750% 11/15/2003..............     3,725,000       3,750,814
                                                        -------------
                                                            5,072,131
                                                        -------------
    BANKS-FOREIGN (0.4%)
      ABN AMRO BANK N. V. CHICAGO
        7.250% 05/31/2005..............  $  3,575,000   $   3,827,860
                                                        -------------
    REAL ESTATE INVESTMENT TRUSTS (1.0%)
      SECURITY CAPITAL INDUSTRIAL TRUST
       MEDIUM TERM NOTES
        7.810% 02/01/2015..............     3,250,000       3,173,690
      SIMON PROPERTY GROUP L.P.
        6.625% 06/15/2003..............     4,475,000       4,399,551

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
      SPIEKER PROPERTIES L.P.
        6.900% 01/15/2004..............     2,450,000       2,446,546
                                                        -------------
                                                           10,019,787
                                                        -------------
  UTILITY (0.1%)
    TELECOMMUNICATIONS
      WORLDCOM, INC.
        8.875% 01/15/2006..............     1,000,000       1,092,970
                                                        -------------
    TOTAL CORPORATE BONDS
     (COST $113,049,889)...............                   114,195,763
                                                        -------------
  OTHER SECURITIZED LOANS (10.0%)
    ASSET BACKED SECURITIES (2.5%)
      CITYSCAPE HOME EQUITY LOAN TRUST
       SERIES 1997-B CL. A-7
        7.410% 05/25/2028..............     4,150,000       4,344,788
      IMC HOME EQUITY LOAN TRUST SERIES
       1997-3 CL. A-6
        7.520% 08/20/2028..............     2,310,000       2,398,739
      THE MONEY STORE RESIDENTIAL TRUST
       SERIES 1997-II CL. A-4
        7.385% 03/15/2029..............     2,702,000       2,845,471
      NEW CENTURY HOME EQUITY LOAN
       TRUST SERIES 1997-NC5 CL. A-5
        7.130% 10/25/2028..............    11,760,000      12,323,786
      SALOMON BROTHERS MORTGAGE
       SECURITIES VII, INC SERIES
       1996-LB2 CL. A-8
        7.800% 10/25/2026..............     2,650,000       2,839,793
                                                        -------------
                                                           24,752,577
                                                        -------------
    COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%)
      BEAR STEARNS MORTGAGE SECURITIES,
       INC. SERIES 1996-2 CL. A-1
        6.119% 01/25/2025..............     4,029,476       4,072,278
      BEAR STEARNS MORTGAGE SECURITIES,
       INC. SERIES 1996-8 CL. A-9
        7.600% 11/25/2027..............  $  4,338,054   $   4,331,243
      CMC SECURITIES CORP. IV SERIES
       1997-2 CL. IA-12
        7.250% 11/25/2027..............     6,675,000       6,962,243
      DLJ MORTGAGE ACCEPTANCE CORP.
       SERIES 1998-2 CL. II-A-8
        6.80% 06/25/2028...............     3,720,000       3,820,492
                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
      FIRST ALLIANCE MORTGAGE TRUST
       SERIES 1996-1 CL. A-1
        7.340% 06/20/2027..............     1,123,778       1,140,005
      FIRST UNION RESIDENTIAL
       SECURITIZATION TRANSACTIONS,
       INC. SERIES 1998-A CL. A-3
        7.000% 08/25/2028..............     1,510,000       1,548,989
      GE CAPITAL MORTGAGE SERVICES,
       INC. SERIES 1997-8 CL. A-6
        7.250% 10/25/2027..............     2,525,000       2,532,878
      HEADLANDS MORTGAGE SECURITIES,
       INC. SERIES 1997-3 CL. 1-A-6
        7.000% 07/25/2027..............     5,240,000       5,369,594
      INDEPENDENT NATIONAL MORTGAGE
       CORP. SERIES 1996-D CL. A4
        7.000% 05/25/2026..............     1,905,000       1,913,296
      MORTGAGE OBLIGATION STRUCTURED
       TRUST (144A) SERIES 1993-1 CL.
       B1
        10.640% 10/25/2018.............     2,223,996       2,298,700
      NORWEST ASSET SECURITIES CORP.
       SERIES 1997-16 CL. A-2
        6.750% 10/25/2027..............     7,015,900       7,080,341
      NORWEST ASSET SECURITIES CORP.
       SERIES 1998-32 CL. A-1
        6.000% 12/25/2028..............    12,552,035      12,409,745
      PNC MORTGAGE SECURITIES CORP.
       SERIES 1997-4 CL. 2PP-2
        7.500% 07/25/2027..............     2,750,000       2,909,064
      PNC MORTGAGE SECURITIES CORP.
       SERIES 1997-4 CL. 2PP-4
        7.250% 07/25/2027..............     3,930,736       3,969,002
      RESIDENTIAL FUNDING MORTGAGE
       SECURITIES I, INC. SERIES
       1997-S7 CL. A-3
        7.500% 05/25/2027..............  $  3,171,000   $   3,239,916
      SACO I, INC. (144A) SERIES 1995-1
       CL. A
        6.054% 9/25/2024...............     2,596,304       2,596,290

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         -------------  -------------
      STRUCTURED ASSET MORTGAGE
       INVESTMENTS, INC. SERIES 1998-8
       CL. 1-8-A
        7.000% 07/25/2028..............     1,634,000       1,705,037
                                                        -------------
                                                           67,899,113
                                                        -------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (0.5%)
    COMMERCIAL CAPITAL ACCESS ONE, INC.
     SERIES 3 CL. A-2
      6.615% 11/15/2028................     5,000,000       5,059,000
                                                        -------------
    TOTAL OTHER SECURITIZED LOANS
     (COST $95,523,793)................                    97,710,690
                                                        -------------
  MUNICIPAL BONDS (0.3%)
    TAXABLE BONDS
      CHICAGO IL. TAX INCREMENT TAXABLE
       ALLOCATION CENTRAL LOOP B
        6.375% 06/01/2003..............     2,250,000       2,331,562
                                                        -------------
    TOTAL BONDS
     (COST $420,201,555)...............                   428,818,165
                                                        -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $797,729,841)...............                   960,497,499
                                                        -------------
REPURCHASE AGREEMENT (0.2%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $2,336,514.
     COLLATERALIZED BY
     U.S TREASURY BILLS
     DUE 06/24/1999,
     U.S TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES
     5.375% DUE 06/30/2000 TO
     07/31/2000.
     (COST $2,336,196).................  $  2,336,196   $   2,336,196
                                                        -------------
TOTAL INVESTMENTS (98.7%)
 (COST $800,066,037)...................                   962,833,695
RECEIVABLES LESS LIABILITIES (1.3%)....                    12,547,063
                                                        -------------
NET ASSETS (100.0%)....................                 $ 975,380,758
                                                        -------------
                                                        -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                       See Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------                                                    --------------

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
                                     ------

                                          PRINCIPAL
DECEMBER 31, 1998                           AMOUNT       VALUE(1)
                                         ------------  ------------
U.S. TREASURY NOTES (97.4%)
      6.875% 08/31/1999................  $ 9,950,000   $ 10,089,927
      6.375% 03/31/2001................   10,750,000     11,143,052
      6.625% 06/30/2001................    4,150,000      4,343,237
      6.375% 09/30/2001................   13,350,000     13,936,145
                                                       ------------
    TOTAL U.S. TREASURY NOTES
     (COST $39,239,616)................                  39,512,361
REPURCHASE AGREEMENT (1.6%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $674,668.
     COLLATERALIZED BY
     U.S. TREASURY BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES
     5.375% DUE 06/30/2000 TO
     07/31/2000.
     (COST $674,576)...................      674,576        674,576
                                                       ------------
TOTAL INVESTMENTS (99.0%)
 (COST $39,914,192)....................                  40,186,937
RECEIVABLES LESS LIABILITIES (1.0%)....                     390,929
                                                       ------------
NET ASSETS (100.0%)....................                $ 40,577,866
                                                       ------------
                                                       ------------

(1)  See Note 1 of Notes to Financial Statements.

                       See Notes to Financial Statements.

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       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

                                          PRINCIPAL
DECEMBER 31, 1998                           AMOUNT       VALUE(1)
                                         ------------  -------------
U.S. GOVERNMENT SECURITIES (52.3%)
  U.S. TREASURY NOTES & BONDS (10.7%)
    U.S. TREASURY BONDS
      8.875% 08/15/2017................  $ 8,560,000   $  12,053,550
      8.125% 08/15/2019................   21,080,000      28,131,913
      7.625% 11/15/2022................    2,350,000       3,049,492
    U.S. TREASURY NOTES
      7.000% 07/15/2006................    1,800,000       2,054,250
                                                       -------------
                                                          45,289,205
                                                       -------------
  U.S. AGENCY BONDS (1.0%)
    FEDERAL NATIONAL MORTGAGE
     ASSOCIATION
      6.000% 05/15/2008................    4,000,000       4,222,480
                                                       -------------
  GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA) (2.0%)
      6.000% 06/15/2028 - 11/15/2028...    6,850,223       6,790,283
      6.500% 10/15/2028................    1,732,879       1,751,291
                                                       -------------
                                                           8,541,574
                                                       -------------
  GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA II) (4.5%)
      6.000% 12/20/2028................   13,048,200      12,848,432
      6.500% 09/20/2028 - 10/20/2028...    6,089,187       6,117,715
                                                       -------------
                                                          18,966,147
                                                       -------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.8%)
    FHA INSURED PROJECT POOL #051-11078
      8.350% 04/01/2030................    2,203,769       2,392,989
    FHA INSURED PROJECT POOL #092-35499
      8.450% 11/15/2031................      785,362         814,813
                                                       -------------
                                                           3,207,802
                                                       -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (33.3%)
    GNMA (3.8%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1996-15 CL. B
        7.500% 08/20/2020..............    2,450,075       2,464,800
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1996-23 CL. C
        7.500% 12/20/2022..............    3,607,000       3,726,801
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-2 CL. K
        7.500% 01/20/2024..............    2,410,000       2,498,734
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-1 CL. A
        7.000% 01/20/2028..............    2,050,000       2,089,688

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-9 CL. B
        6.850% 12/20/2025..............  $ 2,260,000   $   2,293,629
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-20 CL. B
        7.000% 3/20/2026...............    2,996,000       3,080,442
                                                       -------------
                                                          16,154,094
                                                       -------------
    FNMA (21.5%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-10 CL. KC
        6.500% 10/25/2010..............    1,941,125       1,995,108
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G1 CL. B
        7.500% 06/20/2024..............    7,760,000       8,049,243
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-17 CL. PE
        7.000% 01/18/2026..............    3,980,000       4,120,438
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-24 CL. YL
        7.000% 04/18/2027..............    3,406,000       3,463,404
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G4 CL. B
        7.500% 02/17/2021..............    1,900,000       1,919,027
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G4 CL. C
        7.500% 06/17/2024..............    7,693,000       7,848,999
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-39 CL. B
        7.500% 05/17/2027..............    2,673,000       2,736,412
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-38 CL. G
        7.500% 05/17/2026..............    1,628,584       1,644,243
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-38 CL. H
        7.500% 05/17/2027..............    1,766,000       1,815,054
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-43 CL. B
        7.500% 08/18/2025..............   10,000,000      10,277,462
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-44 CL. PG
        7.000% 02/18/2024..............    4,120,000       4,266,295
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G5 CL. VD
        7.250% 04/17/2010..............    3,600,000       3,709,116
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
        7.000% 07/18/2026..............    7,540,000       7,975,354

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-75 CL. B
        6.500% 09/18/2026..............  $ 3,070,660   $   3,126,564
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-74 CL. D
        7.500% 09/20/2023..............    3,831,963       3,896,737
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-49 CL. TD
        6.250% 12/18/2023..............    5,950,000       6,035,858
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-44 CL. VB
        6.500% 05/18/2009..............    4,552,730       4,666,947
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-44 CL. VC
        6.500% 11/18/2015..............    4,127,564       4,229,647
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1998-61 CL. PK
        6.000% 12/25/2026..............    8,860,000       8,848,999
                                                       -------------
                                                          90,624,907
                                                       -------------
    FHLMC (7.9%)
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1558 CL. C
        6.500% 07/15/2023..............    2,141,000       2,186,972
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1995 CL. A
        7.500% 08/20/2027..............    3,300,000       3,411,329
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2068 CL. CL
        6.500% 03/15/2026..............    4,016,000       4,118,434
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2065 CL. PB
        6.250% 01/15/2024..............    1,050,000       1,064,694
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2065 CL. PG
        6.000% 04/15/2021..............      740,000         747,163
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2091 CL. PF
        6.000% 02/15/2027..............    4,172,000       4,173,791
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1617 CL. PJ
        6.200% 01/15/2023..............    4,030,000       4,080,287
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1763 CL. H
        8.250% 07/15/2023..............      692,000         719,161
      FHLMC GNMA MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES G40 CL. N
        6.500% 05/17/2021..............    4,700,000       4,731,100
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1910 CL. D
        8.000% 11/15/2024..............  $ 2,020,000   $   2,073,866
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 2116 CL. VC
        6.000% 01/15/2029..............    6,280,000       6,083,750
                                                       -------------
                                                          33,390,547
                                                       -------------
    OTHER AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS (0.1%)
      PUERTO RICO HOUSING FINANCE CORP.
       SERIES A CL. 4
        9.000% 07/20/2017..............      647,568         647,568
                                                       -------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST $214,343,299)...............                  221,044,324
                                                       -------------
CORPORATE BONDS (30.2%)
  INDUSTRIAL (16.0%)
    BASIC INDUSTRY & MANUFACTURING (5.1%)
      FOSTER WHEELER CORP.
        6.750% 11/15/2005..............    3,025,000       2,831,461
      GENERAL ELECTRIC CAPITAL CORP.
       MEDIUM TERM NOTES
        6.350% 09/15/2001..............    3,200,000       3,296,064
      ICI WILMINGTON, INC.
        7.050% 09/15/2007..............    3,805,000       3,897,994
      PRECISION CASTPARTS CORP.
        6.750% 12/15/2007..............    1,650,000       1,682,406
      RAYTHEON CO.
        5.700% 11/01/2003..............    3,875,000       3,869,342
      TYCO INTERNATIONAL GROUP S.A.
        6.125% 06/15/2001..............      500,000         504,815
        6.250% 06/15/2003..............    5,575,000       5,632,032
                                                       -------------
                                                          21,714,114
                                                       -------------
    BUSINESS & CONSUMER SERVICES (0.7%)
      HERITAGE MEDIA CORP.
        8.750% 02/15/2006..............    1,250,000       1,312,500
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
        8.625% 03/15/2005..............      300,000         316,500
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005..............    1,350,000       1,458,000
                                                       -------------
                                                           3,087,000
                                                       -------------
    CONSUMER CYCLICAL (3.0%)
      GENERAL MOTORS ACCEPTANCE CORP.
       MEDIUM TERM NOTES
        5.330% 10/20/2000..............    4,000,000       3,999,200

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                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
CORPORATE BONDS (CONTINUED)
      HILTON HOTELS CORP.
        7.375% 06/01/2002..............  $ 4,000,000   $   4,069,560
      SEARS ROEBUCK ACCEPTANCE CORP.
       MEDIUM TERM NOTES
        6.400% 10/11/2000..............    4,525,000       4,600,432
                                                       -------------
                                                          12,669,192
                                                       -------------
    CONSUMER STAPLES (4.7%)
      AETNA SERVICES, INC.
        7.625% 08/15/2026..............    5,000,000       5,138,150
      COCA-COLA ENTERPRISES, INC.
        6.750% 01/15/2038..............    3,850,000       3,965,654
      NABISCO, INC.
        6.000% 02/15/2001..............    1,875,000       1,852,725
        6.700% 06/15/2002..............    3,750,000       3,750,150
      PROCTER & GAMBLE CO.
        5.250% 09/15/2003..............    3,965,000       3,964,762
      TENET HEALTHCARE CORP.
        8.625% 12/01/2003..............      990,000       1,037,025
                                                       -------------
                                                          19,708,466
                                                       -------------
    ENERGY (1.0%)
      GULF CANADA RESOURCES LTD.
        9.625% 07/01/2005..............    1,250,000       1,237,500
      NOBLE AFFILIATES, INC.
        7.250% 08/01/2097..............    2,825,000       2,628,352
                                                       -------------
                                                           3,865,852
                                                       -------------
    TRANSPORTATION (1.5%)
      FEDERAL EXPRESS CORP. PASS THRU
       TRUST SERIES 1997-1C
        7.650% 01/15/2014..............    2,266,375       2,394,357
      FEDERAL EXPRESS CORP. PASS THRU
       TRUST SERIES 1998-1B
        6.845% 01/15/2019..............    4,025,000       4,130,938
                                                       -------------
                                                           6,525,295
                                                       -------------
  FINANCIAL (8.2%)
    FINANCE (1.2%)
      EQUITABLE COS., INC.
        9.000% 12/15/2004..............      905,000       1,047,447
      GOLDMAN SACHS GROUP L.P. (144A)
        7.200% 03/01/2007..............    3,700,000       3,948,196
                                                       -------------
                                                           4,995,643
                                                       -------------
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    BANKS-DOMESTIC (3.3%)
      AMSOUTH BANK N.A. BIRMINGHAM
        6.450% 02/01/2018..............  $ 3,100,000   $   3,229,394
      BANKAMERICA CORP.
        5.313% 02/20/2002..............    3,500,000       3,471,460
      FIRST BANK SYSTEM, INC.
        5.625% 11/26/2010..............    7,230,000       7,197,899
                                                       -------------
                                                          13,898,753
                                                       -------------
    BANKS-FOREIGN (0.4%)
      SWISS BANK CORP. N.Y.
        7.250% 09/01/2006..............    1,825,000       1,971,675
                                                       -------------
    REAL ESTATE INVESTMENT TRUSTS (3.3%)
      EOP OPERATING L.P.
        6.376% 02/15/2002..............    3,925,000       3,888,811
      HEALTH CARE PROPERTY INVESTMENTS,
       INC.
        6.500% 02/15/2006..............    6,400,000       5,894,016
      SIMON PROPERTY GROUP L.P.
        6.625% 06/15/2003..............    4,150,000       4,080,031
                                                       -------------
                                                          13,862,858
                                                       -------------
  UTILITIES (4.6%)
    ELECTRIC (1.6%)
      CALENERGY, INC.
        9.875% 06/30/2003..............    1,000,000       1,119,840
      NIAGARA MOHAWK POWER CORP. SERIES
       D
        7.250% 10/01/2002..............    1,950,000       1,971,918
      NORTHERN INDIANA PUBLIC SERVICE
       CO. MEDIUM TERM NOTES
        6.750% 06/01/2000..............    2,500,000       2,552,275
        6.900% 06/01/2000..............    1,250,000       1,278,638
                                                       -------------
                                                           6,922,671
                                                       -------------
    TELECOMMUNICATIONS (2.3%)
      FLAG LTD.
        8.250% 01/30/2008..............      500,000         490,000
      MCI COMMUNICATIONS CORP.
        6.125% 04/15/2002..............    4,755,000       4,827,371
      US WEST CAPITAL FUNDING, INC.
        6.875% 07/15/2028..............    3,250,000       3,470,773
      WORLDCOM, INC.
        8.875% 01/15/2006..............      900,000         983,673
                                                       -------------
                                                           9,771,817
                                                       -------------

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                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
CORPORATE BONDS (CONTINUED)
    OTHER (0.7%)
      ENRON CORP.
        6.950% 07/15/2028..............  $ 2,850,000   $   2,835,579
                                                       -------------
  YANKEE (1.4%)
    AFRICAN DEVELOPMENT BANK MEDIUM
     TERM NOTES
      8.625% 05/01/2001................    5,300,000       5,728,240
                                                       -------------
    TOTAL CORPORATE BONDS
     (COST $126,547,770)...............                  127,557,155
                                                       -------------
OTHER SECURITIZED LOANS (15.8%)
  ASSET BACKED SECURITIES (3.8%)
    EMPIRE FUNDING HOME LOAN OWNER
     TRUST SERIES 1997-2 CL. A-5
      7.960% 09/25/2023................    2,946,000       3,113,491
    IMC HOME EQUITY LOAN TRUST SERIES
     1997-3 CL. A-6
      7.520% 08/20/2028................    2,520,000       2,616,806
    SALOMON BROTHERS MORTGAGE
     SECURITIES VII, INC. SERIES
     1996-LB2 CL. A-8
      7.800% 10/25/2026................    1,000,000       1,071,620
    SAXON ASSET SECURITIES CO. SERIES
     1996-1 CL. A-2
      8.060% 09/25/2027................    6,265,000       6,568,476
    STRUCTURED ASSET SECURITIES CORP.
     SERIES 1997-4 CL. 2-A2
      7.000% 12/25/2027................    2,430,680       2,489,637
                                                       -------------
                                                          15,860,030
                                                       -------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (10.7%)
    BEAR STEARNS MORTGAGE SECURITIES,
     INC. SERIES 1996-2 CL. A-1
      6.119% 1/25/2025.................    3,879,258       3,920,464
    CMC SECURITIES CORP. IV SERIES
     1997-2 CL. IA-12
      7.250% 11/25/2027................    3,150,000       3,285,553
    DLJ MORTGAGE ACCEPTANCE CORP.
     SERIES 1998-2 CL. II-A-8
      6.80% 06/25/2028.................    4,370,000       4,488,051
    GE CAPITAL MORTGAGE SERVICES, INC.
     SERIES 1997-8 CL. A-6
      7.250% 10/25/2027................    2,495,000       2,502,785
    MORTGAGE OBLIGATION STRUCTURED
     TRUST (144A) SERIES 1993-1 CL. B1
      10.642% 10/25/2018...............    1,696,096       1,753,068
    NORWEST ASSET SECURITIES CORP.
     SERIES 1997-16 CL. A-2
      6.750% 10/25/2027................   14,140,000      14,269,876
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    NORWEST ASSET SECURITIES CORP.
     SERIES 1998-32 CL. A-1
      6.000% 12/25/2028................  $ 7,259,610   $   7,177,315
    PNC MORTGAGE SECURITIES CORP.
     SERIES 1997-4 CL. 2PP-2
      7.500% 07/25/2027................    3,035,000       3,210,549
    PNC MORTGAGE SECURITIES CORP.
     SERIES 1997-4 CL. 2PP-4
      7.250% 07/25/2027................    1,253,242       1,265,442
    RESIDENTIAL FUNDING MORTGAGE
     SECURITIES, INC. SERIES 1993-S45
     CL. A-10
      8.000% 12/25/2023................    1,176,268       1,189,865
    STRUCTURED ASSET MORTGAGE
     INVESTMENTS, INC. SERIES 1998-8
     CL. 1-8-A
      7.000% 07/25/2028................    2,000,000       2,086,948
                                                       -------------
                                                          45,149,916
                                                       -------------
  COMMERCIAL MORTGAGE BACKED SECURITIES (1.3%)
    COMMERCIAL CAPITAL ACCESS ONE, INC.
     SERIES 3 CL. A-2
      6.615% 11/15/2028................    5,600,000       5,666,080
                                                       -------------
    TOTAL OTHER SECURITIZED LOANS
     (COST $65,058,576)................                   66,676,026
                                                       -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $405,960,645)...............                  415,277,505
                                                       -------------
REPURCHASE AGREEMENT (2.9%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $12,154,499.
     COLLATERALIZED BY
     U.S TREASURY BILLS
     DUE 06/24/1999,
     U.S TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES
     5.375% DUE 06/30/2000 TO
     07/31/2000
     (COST $12,152,844)................   12,152,844      12,152,844
                                                       -------------
TOTAL INVESTMENTS (101.2%)
 (COST $418,113,489)...................                  427,430,349
RECEIVABLES LESS LIABILITIES (-1.2%)...                   (5,100,218)
                                                       -------------
NET ASSETS (100.0%)....................                $ 422,330,131
                                                       -------------
                                                       -------------

(1)  See Note 1 of Notes to Financial Statements.

                       See Notes to Financial Statements.

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

                                          PRINCIPAL
DECEMBER 31, 1998                          AMOUNT       VALUE(1)
                                         -----------  -------------
GENERAL OBLIGATION BONDS (40.3%)
STATE OF OREGON GENERAL OBLIGATION (7.3%)
    BOARD OF HIGHER EDUCATION
     BACCALAUREATE-D
      4.875% 08/01/2019................  $2,000,000   $   1,990,000
    BOARD OF HIGHER EDUCATION DEFERRED
     INTEREST SERIES A
      0.000% 08/01/2014................     450,000         216,563
    BOARD OF HIGHER EDUCATION REFUNDING
     SERIES B
      6.250% 10/15/2012................     740,000         797,350
    ELDERLY & DISABLED HOUSING
     REFUNDING SERIES B
      6.250% 08/01/2013................   1,000,000       1,091,250
    POLLUTION CONTROL SERIES C
      5.625% 06/01/2013................   1,595,000       1,614,937
      5.900% 06/01/2014................   2,485,000       2,525,381
    VETERANS' WELFARE
     11.000% 12/01/2000................     865,000         982,856
      0.000% 07/01/2001................   1,200,000       1,093,500
      9.000% 04/01/2002................     900,000       1,041,750
      6.000% 08/01/2002................   2,000,000       2,150,000
      6.000% 02/01/2004................     720,000         790,200
      9.000% 04/01/2004................     280,000         346,150
      9.000% 04/01/2005................   1,060,000       1,352,825
      8.250% 07/01/2005................     520,000         646,750
      9.000% 10/01/2005................   1,640,000       2,125,686
      7.250% 01/01/2007................   1,485,000       1,793,137
      9.200% 04/01/2007................   2,390,000       3,211,563
      8.250% 07/01/2007................     540,000         693,900
      9.200% 10/01/2007................   1,250,000       1,701,563
      7.300% 01/01/2008................     255,000         313,650
      8.000% 01/01/2008................   1,220,000       1,560,075
      7.300% 07/01/2008................   1,125,000       1,397,813
      8.000% 07/01/2008................     580,000         749,650
      9.200% 10/01/2008................     250,000         348,437
      5.850% 10/01/2015................   1,015,000       1,110,156
      5.200% 10/01/2018................   2,000,000       2,025,000
                                                      -------------
                                                         33,670,142
                                                      -------------
OREGON GENERAL OBLIGATION (15.6%)
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT WEST
     LINN-WILSONVILLE
      5.875% 10/01/2009................   2,550,000       2,741,250
    CLACKAMAS COMMUNITY COLLEGE
     DISTRICT
      5.250% 12/01/2009................   1,270,000       1,370,012

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #7J LAKE OSWEGO SERIES A
      5.300% 06/15/2005................  $1,000,000   $   1,065,000
      5.500% 06/15/2006................   1,000,000       1,075,000
      5.700% 06/15/2010................   2,735,000       2,923,031
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1 BEND-LAPINE
      0.000% 02/01/2000................   1,175,000       1,131,960
      0.000% 02/01/2001................   1,135,000       1,049,875
      0.000% 02/01/2002................   1,445,000       1,282,437
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1
      5.000% 12/01/2017................   1,500,000       1,518,750
    EUGENE PUBLIC SAFETY FACILITIES
      6.000% 06/01/2005................     850,000         946,687
      5.625% 06/01/2013................   1,295,000       1,395,362
    JACKSON COUNTY SCHOOL DISTRICT
     #549C MEDFORD
      5.375% 06/01/2012................   1,200,000       1,254,000
    LANE COUNTY AREA EDUCATION DISTRICT
     LANE COMMUNITY COLLEGE
      5.300% 06/01/2007................   1,000,000       1,083,750
      4.850% 06/01/2008................   4,080,000       4,299,300
      5.000% 06/01/2009................   1,000,000       1,063,750
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE
      0.000% 01/01/2003................   1,345,000       1,151,656
      0.000% 01/01/2005................   1,395,000       1,093,331
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE REFUNDING SERIES A
      0.000% 07/01/2001................   2,015,000       1,838,688
      0.000% 07/01/2003................   1,480,000       1,241,350
      0.000% 07/01/2005................   2,325,000       1,787,344
    METRO OPEN SPACES PROGRAM SERIES C
      5.100% 09/01/2009................   2,375,000       2,499,688
    METRO WASHINGTON PARK ZOO SERIES A
      5.250% 01/15/2009................   1,040,000       1,115,400
      5.300% 01/15/2011................   1,000,000       1,062,500
    MULTNOMAH COUNTY PUBLIC
     IMPROVEMENTS
      5.250% 10/01/2013................   1,800,000       1,865,250
    MULTNOMAH COUNTY SCHOOL DISTRICT
     #40 DAVID DOUGLAS
      7.100% 06/01/2002................     880,000         973,500

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                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
OREGON GENERAL OBLIGATION (CONTINUED)
    MULTNOMAH COUNTY SCHOOL DISTRICT #7
     REYNOLDS
      5.250% 06/01/2011................  $1,500,000   $   1,580,625
    MULTNOMAH-CLACKAMAS COUNTIES SCHOOL
     DISTRICT #10JT GRESHAM
      5.250% 06/01/2017................   1,620,000       1,660,500
    PORT OF PORTLAND SERIES A
      0.000% 03/01/2007................   3,000,000       2,137,500
    PORTLAND COMMUNITY COLLEGE DISTRICT
      0.000% 07/01/2007................   2,025,000       1,420,031
    PORTLAND PUBLIC IMPROVEMENTS SERIES
     A
      5.750% 06/01/2014................   1,855,000       1,931,519
    PORTLAND RECREATIONAL FACILITIES
     IMPROVEMENTS SERIES A
      5.750% 06/01/2012................   1,370,000       1,477,888
      5.750% 06/01/2013................   1,345,000       1,450,919
      5.750% 06/01/2015................   1,155,000       1,245,956
    PORTLAND RECREATIONAL FACILITIES
     IMPROVEMENTS SERIES B
      5.500% 06/01/2009................   2,115,000       2,276,269
      5.750% 06/01/2014................   1,750,000       1,887,813
      5.750% 06/01/2015................   2,955,000       3,187,706
    TRI-COUNTY METROPOLITAN
     TRANSPORTATION DISTRICT LIGHT RAIL
     EXTENSION SERIES A
      6.000% 07/01/2012................   3,495,000       3,735,281
    WASHINGTON & CLACKAMAS COUNTIES
     SCHOOL DISTRICT #23J TIGARD
     REFUNDING
      5.400% 01/01/2010................   1,720,000       1,806,000
    WASHINGTON COUNTY DEFERRED
     INTEREST-OPERATIONS YARD
     FACILITIES OBLIGATION
      0.000% 06/01/2003................   1,000,000         833,750
    WASHINGTON COUNTY REFUNDING
      6.200% 12/01/2007................   1,500,000       1,588,125
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES B
      6.150% 06/01/2008................   1,010,000       1,041,563
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES C
      7.800% 06/01/2003................   1,200,000       1,389,000
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    WASHINGTON, MULTNOMAH & YAMHILL
     COUNTIES SCHOOL DISTRICT #1J
      5.000% 11/01/2011................  $1,100,000   $   1,155,000
    WILSONVILLE LIMITED TAX IMPROVEMENT
      5.000% 12/01/2020................   1,325,000       1,326,656
                                                      -------------
                                                         71,960,972
                                                      -------------
OREGON INSURED GENERAL OBLIGATION (17.4%)
    CENTRAL OREGON COMMUNITY
      5.800% 06/01/2007................     760,000         817,950
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT REFUNDING
      5.500% 06/01/2010................   1,610,000       1,771,000
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT SERIES B
      5.600% 06/01/2014................   1,180,000       1,267,143
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT
      5.750% 06/01/2010................     590,000         660,800
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #12 NORTH CLACKAMAS
      4.100% 06/01/2008................     670,000         667,487
      5.250% 12/01/1999................   2,750,000       2,842,812
    CLATSOP COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #10
      5.875% 07/01/2012................     630,000         658,350
    CROOK COUNTY SCHOOL DISTRICT
      4.900% 02/01/2009................   1,165,000       1,194,125
    DESCHUTES & JEFFERSON COUNTIES
     SCHOOL DISTRICT #2J REDMOND
     REFUNDING
      5.600% 06/01/2009................   1,000,000       1,047,500
    HOOD RIVER COUNTY SCHOOL DISTRICT
      5.650% 06/01/2008................   1,020,000       1,087,575
    JOSEPHINE COUNTY SCHOOL DISTRICT #7
     GRANTS PASS
      5.700% 06/01/2013................   2,000,000       2,147,500
    KLAMATH COUNTY
      5.100% 06/01/2008................   1,015,000       1,088,587
      5.150% 06/01/2009................     700,000         748,125
    LANE COUNTY SCHOOL DISTRICT #1
     PLEASANT HILL
      5.350% 12/01/2012................     650,000         684,125
      5.450% 12/01/2013................     725,000         762,156

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
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
OREGON INSURED GENERAL OBLIGATION (CONTINUED)
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD REFUNDING
      5.250% 10/15/2006................  $1,340,000   $   1,443,850
      6.000% 10/15/2012................     740,000         837,125
      6.000% 10/15/2014................   1,310,000       1,504,863
    LANE COUNTY SCHOOL DISTRICT #52
     BETHEL
      6.250% 12/01/2007................     580,000         664,100
      6.400% 12/01/2009................     750,000         857,812
    LINCOLN COUNTY SCHOOL DISTRICT
      6.000% 06/15/2006................     900,000       1,011,375
      6.000% 06/15/2007................   1,855,000       2,103,106
      6.000% 06/15/2008................   1,450,000       1,656,625
      6.000% 06/15/2009................   3,465,000       3,950,100
      5.600% 06/15/2010................   3,480,000       3,832,350
      5.250% 06/15/2012................   3,815,000       4,024,825
    MALHEUR COUNTY SCHOOL DISTRICT #26
     NYSSA
      5.750% 06/01/2015................   1,910,000       2,029,375
    MARION COUNTY CERTIFICATES OF
     PARTICIPATION COURTHOUSE SQUARE
     PROJECT-SERIES A
      4.45% 06/01/2010.................     430,000         430,000
    MARION COUNTY SCHOOL DISTRICT #103C
     WOODBURN SERIES B
      0.000% 11/01/2006................   2,000,000       1,452,500
      0.000% 11/01/2007................   2,000,000       1,390,000
      0.000% 11/01/2009................   2,500,000       1,581,250
      0.000% 11/01/2011................   2,210,000       1,262,463
    MILWAUKIE, OR
      4.650% 06/01/2009................     405,000         415,631
      4.750% 06/01/2010................     425,000         439,344
      4.850% 06/01/2011................     340,000         350,625
    MORROW COUNTY SCHOOL DISTRICT
      6.000% 06/01/2006................     880,000         987,800
    MULTNOMAH COUNTY SCHOOL DISTRICT #3
     PARKROSE
      5.400% 12/01/2005................   1,010,000       1,081,963
      5.700% 12/01/2008................   1,330,000       1,438,063
      5.700% 12/01/2009................   1,970,000       2,112,825
      5.500% 12/01/2010................     895,000         945,344
      5.500% 12/01/2011................   1,000,000       1,055,000
    NORTHERN OREGON CORRECTIONS
      5.250% 09/15/2012................   1,000,000       1,047,500
      5.300% 09/15/2013................   1,000,000       1,048,750
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PORTLAND COMMUNITY COLLEGE DISTRICT
      5.000% 07/01/2011................  $2,000,000   $   2,085,000
    SALEM PEDESTRIAN SAFETY
     IMPROVEMENTS
      5.400% 05/01/2009................   1,000,000       1,060,000
    TILLAMOOK COUNTY
      6.250% 01/01/2014................     960,000       1,064,400
      5.700% 01/15/2016................     700,000         744,625
    UMATILLA COUNTY SCHOOL DISTRICT #6R
     UMATILLA
      5.080% 06/15/2018................   1,455,000       1,458,638
    UMATILLA COUNTY SCHOOL DISTRICT #8R
     HERMISTON
      4.400% 12/01/2011................   1,000,000         987,500
    UMATILLA COUNTY SCHOOL DISTRICT
     #16R PENDLETON
      4.650% 07/01/2010................   1,660,000       1,689,050
    WASHINGTON COUNTY SCHOOL DISTRICT
     #13
      5.350% 06/01/2011................     355,000         376,300
      5.350% 06/01/2012................     440,000         464,750
      5.400% 06/01/2013................     485,000         531,681
    WASHINGTON COUNTY SCHOOL DISTRICT
     #15
      5.250% 06/01/2009................   2,150,000       2,303,188
    WASHINGTON COUNTY SCHOOL DISTRICT
     #15 FOREST GROVE
      5.125% 06/01/2010................   1,000,000       1,072,500
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES A
      5.200% 12/01/2009................   1,740,000       1,831,350
    WASHINGTON COUNTY SCHOOL DISTRICT
     #88J SHERWOOD
      6.100% 06/01/2012................     185,000         204,194
    YAMHILL COUNTY SCHOOL DISTRICT #29J
     NEWBERG
      5.750% 06/01/2009................   2,000,000       2,225,000
      5.750% 06/01/2011................   2,280,000       2,545,050
    YAMHILL COUNTY SCHOOL DISTRICT #40
      6.000% 06/01/2009................     500,000         566,875
      5.350% 06/01/2010................     500,000         535,625
      5.600% 06/01/2016................     500,000         527,500
                                                      -------------
                                                         80,673,025
                                                      -------------
    TOTAL GENERAL OBLIGATION BONDS
     (COST $175,830,009)...............                 186,304,139
                                                      -------------

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
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
REVENUE BONDS (41.8%)
OREGON REVENUE (19.6%)
    ALBANY HOSPITAL FACILITY AUTHORITY
     MENNONITE HOME
      5.625% 10/01/2017................  $  375,000   $     382,500
    BENTON COUNTY HOSPITAL FACILITIES
     AUTHORITY REFUNDING SAMARITAN
     HEALTH SERVICES PROJECT
      4.300% 10/01/2006................     230,000         229,137
      4.400% 10/01/2007................     220,000         220,000
      4.800% 10/01/2011................     245,000         245,000
      5.200% 10/01/2017................   1,895,000       1,895,000
      5.125% 10/01/2028................   3,000,000       2,957,670
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ROBISON JEWISH HOME
     PROJECT
      6.250% 10/01/2021................   2,000,000       2,015,100
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY WILLAMETTE VIEW, INC.
     PROJECT
      6.000% 11/01/2008................     670,000         719,412
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ODD FELLOWS HOME-SERIES
     A
      5.500% 09/15/2008................   1,750,000       1,750,000
      5.875% 09/15/2021................   1,400,000       1,398,250
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY GNMA COLLATERAL JENNINGS
     LODGE
      7.500% 10/20/2031................   1,030,000       1,089,225
    CLACKAMAS COUNTY HOSPITAL FACILITY
     KAISER PERMANENTE SERIES A
      5.375% 04/01/2014................   1,770,000       1,836,375
    CLACKAMAS COUNTY HOUSING AUTHORITY
     MULTIFAMILY HOUSING EASTON RIDGE
     SERIES A
      5.800% 12/01/2016................   2,255,000       2,359,294
    DESCHUTES COUNTY HOSPITAL FACILITY
     AUTHORITY
      5.750% 01/01/2009................   1,670,000       1,791,075
    DESCHUTES VALLEY WATER DISTRICT
      5.875% 09/01/2005................   3,420,000       3,732,075
    EUGENE ELECTRIC UTILITY REFUNDING
      5.800% 08/01/2008................   1,435,000       1,508,544
      5.800% 08/01/2009................   1,300,000       1,361,750
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
      6.000% 08/01/2011................   1,375,000       1,445,469
    GRESHAM SEWER
      5.350% 06/01/2006................  $  860,000   $     912,675
    GRESHAM STORMWATER
      6.100% 10/01/2009................   1,115,000       1,222,319
    HILLSBORO HOSPITAL FACILITY
     AUTHORITY TUALITY HEALTHCARE
      5.750% 10/01/2012................   3,795,000       4,010,594
    LEBANON WASTEWATER REFUNDING
      5.750% 06/01/2011................   1,225,000       1,289,312
    NORTH CLACKAMAS PARKS & RECREATION
     DISTRICT RECREATIONAL FACILITIES
      5.700% 04/01/2013................   2,910,000       3,055,500
    NORTHERN WASCO COUNTY PEOPLE'S
     UTILITY DISTRICT ELECTRIC
      0.000% 02/01/2006................     610,000         437,675
      0.000% 02/01/2007................     585,000         390,487
      0.000% 02/01/2008................     610,000         378,200
      0.000% 02/01/2011................     500,000         248,750
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     REED COLLEGE PROJECT SERIES A
      5.300% 07/01/2011................     500,000         516,875
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     GOODWILL INDUSTRIES LANE COUNTY
     SERIES A
      6.650% 11/15/2022................   4,300,000       4,294,625
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES
     AUTHORITY/AQUARIUM
      4.750% 10/01/2008................   1,550,000       1,530,625
      4.900% 10/01/2009................     670,000         658,275
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     LINFIELD COLLEGE PROJECT-SERIES A
      4.550% 10/01/2008................     525,000         522,375
      4.650% 10/01/2009................     555,000         552,225
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT HOUSING FINANCE
     ASSISTED INSURED MULTI-UNIT B
      6.800% 07/01/2013................   8,270,000       8,724,850

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
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
OREGON REVENUE (CONTINUED)
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES A
      4.850% 07/01/2010................  $  310,000   $     316,200
      5.100% 07/01/2014................     430,000         436,987
      6.800% 07/01/2016................   1,930,000       2,050,625
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES D
      6.700% 07/01/2013................   1,000,000       1,047,500
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES E
      6.750% 07/01/2016................      55,000          54,931
    OREGON HOUSING FINANCIAL REVENUE
      5.800% 07/01/2009................     390,000         391,919
    PORT OF ST. HELENS POLLUTION
     CONTROL PORTLAND GENERAL ELECTRIC
     CO.-SERIES A
      4.800% 04/01/2010................   4,165,000       4,201,444
    PORT OF ST. HELENS POLLUTION
     CONTROL PORTLAND GENERAL ELECTRIC
     CO.-SERIES B
      4.800% 06/01/2010................   2,000,000       2,017,500
    PORTLAND HOUSING AUTHORITY
     MULTIFAMILY HOUSING-SENIOR
     LIEN-CIVIC APARTMENTS-SERIES A
      5.600% 01/01/2018................   1,240,000       1,297,350
    PORTLAND HOUSING AUTHORITY
     REF-POOLED HOUSING-SERIES A
      4.500% 01/01/2009................     660,000         657,525
      5.000% 01/01/2019................   5,540,000       5,519,225
      5.100% 01/01/2027................   3,000,000       2,992,470
    PORTLAND HYDROELECTRIC POWER
      6.800% 10/01/2004................     465,000         468,478
    PORTLAND PARKING REFUNDING
      6.375% 10/01/2012................   1,700,000       1,755,250
    PORTLAND WATER SYSTEM
      5.250% 08/01/2013................   2,000,000       2,062,500
      5.000% 08/01/2017................   3,685,000       3,712,638
    PRINEVILLE SEWER FIRST LIEN
      6.500% 07/01/2004................     500,000         543,125
      6.800% 07/01/2012................   1,050,000       1,164,188
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    REEDSPORT WATER
      7.000% 10/01/2014................  $  520,000   $     586,950
    SALEM HOSPITAL FACILITY AUTHORITY
      5.000% 08/15/2018................   2,000,000       1,975,000
    SHERIDAN WATER REVENUE REFUNDING
      5.350% 04/01/2018................     300,000         301,875
    SOUTH FORK WATER BOARD FIRST LIEN
      5.450% 02/01/2014................   1,300,000       1,337,375
                                                      -------------
                                                         90,572,293
                                                      -------------
OREGON INSURED REVENUE (22.2%)
    CLACKAMAS COUNTY HEALTH FACILITY
     AUTHORITY REVENUE REFUNDING
     ADVENTIST HEALTH A
      6.350% 03/01/2009................   1,500,000       1,620,000
    EMERALD PEOPLES UTILITIES DISTRICT
      7.200% 11/01/2006................     480,000         579,600
      7.350% 11/01/2010................   2,160,000       2,764,800
      7.350% 11/01/2011................   2,000,000       2,577,500
      7.350% 11/01/2012................   2,490,000       3,193,425
      7.350% 11/01/2013................   2,675,000       3,457,437
    EUGENE ELECTRIC UTILITY SYSTEM-
     SERIES B
      4.550% 08/01/2010................     600,000         603,000
      4.650% 08/01/2011................     625,000         627,344
      5.000% 08/01/2018................   1,000,000         997,500
      5.000% 08/01/2023................     500,000         496,250
    EUGENE ELECTRIC UTILITY REFUNDING
      4.700% 08/01/2008................   1,225,000       1,270,937
    MARION COUNTY CERTIFICATES OF
     PARTICIPATION COURTHOUSE SQUARE
     PROJECT-SERIES A
      4.650% 06/01/2012................     355,000         355,000
      5.000% 06/01/2023................   1,000,000         992,500
    MEDFORD HOSPITAL FACILITIES
     AUTHORITY ASANTE HEALTH
     SYSTEM-SERIES B
      5.125% 08/15/2028................   7,000,000       7,045,010
    MULTNOMAH COUNTY EDUCATIONAL
     FACILITIES UNIVERSITY OF PORTLAND
     PROJECT
      5.000% 04/01/2018................   1,530,000       1,535,737

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
OREGON INSURED REVENUE (CONTINUED)
    ONTARIO OREGON CATHOLIC HEALTH HOLY
     ROSARY MEDICAL CENTER
      5.500% 11/15/2012................  $1,500,000   $   1,612,500
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES A
      5.375% 11/01/2004................   1,500,000       1,612,500
      5.250% 05/01/2008................   4,950,000       5,302,688
      5.300% 05/01/2008................     750,000         811,875
      5.250% 11/01/2009................   2,460,000       2,613,750
      5.700% 05/01/2015................   1,000,000       1,080,000
      5.375% 11/01/2016................   4,695,000       4,876,931
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES B
      5.500% 11/01/2011................   1,635,000       1,753,538
      5.000% 11/01/2013................   1,000,000       1,026,250
      5.000% 11/01/2014................     500,000         508,750
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES C
      5.500% 05/01/2011................   2,000,000       2,137,500
      5.750% 05/01/2017................   2,000,000       2,160,000
    OREGON DEPARTMENT OF GENERAL
     SERVICES CERTIFICATES
     PARTICIPATION SERIES C
      5.800% 03/01/2015................     840,000         880,950
    OREGON HEALTH SCIENCES UNIVERSITY
     SERIES A
      0.000% 07/01/2009................   1,530,000         975,375
      0.000% 08/01/2012................   1,315,000         698,594
      0.000% 07/01/2014................   2,495,000       1,175,769
      0.000% 07/01/2015................   4,325,000       1,924,625
    OREGON HEALTH SCIENCES UNIVERSITY
     SERIES B
      4.875% 07/01/2007................   1,695,000       1,779,750
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     LEWIS & CLARK COLLEGE
      6.000% 10/01/2013................     965,000       1,068,738
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PORT OF PORTLAND AIRPORT
     REFUNDING-PORTLAND INTERNATIONAL
     AIRPORT-SERIES 12B
      5.250% 07/01/2012................  $1,720,000   $   1,816,750
    PORT OF PORTLAND AIRPORT REVENUE
     PORTLAND INTERNATIONAL AIRPORT
     SERIES 7-A
      6.500% 07/01/2004................     500,000         536,250
      6.750% 07/01/2015................   3,470,000       3,738,925
    PORT OF PORTLAND AIRPORT REVENUE
     SERIES 9-A
      5.500% 07/01/2006................     500,000         526,875
    PORTLAND ARENA GAS TAX REVENUE
      0.000% 06/01/2016................   1,100,000         412,500
      0.000% 06/01/2017................   2,320,000         812,000
    PORTLAND GAS TAX REVENUE SERIES A
      5.800% 06/01/2016................   1,625,000       1,752,969
    PORTLAND SEWER SYSTEM SERIES A
      4.500% 06/01/2014................     410,000         402,825
      4.500% 06/01/2015................     510,000         493,425
    PORTLAND SEWER SYSTEM REVENUE
     SERIES A
      5.000% 06/01/2009................   1,075,000       1,131,438
    SALEM WATER & SEWER
      6.000% 06/01/2005................   1,080,000       1,202,850
    TUALATIN HILLS PARK & RECREATION
     DISTRICT
      5.750% 03/01/2014................     990,000       1,106,325
    TUALATIN VALLEY WATER DISTRICT
      5.000% 06/01/2018................   2,045,000       2,055,225
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY
      5.500% 10/01/2016................   1,500,000       1,586,250
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY SERIES A
      0.000% 10/01/2003................   1,975,000       1,646,656
      0.000% 10/01/2005................   5,230,000       3,987,875
      0.000% 10/01/2007................   4,835,000       3,354,281
      5.750% 10/01/2009................   3,350,000       3,781,312
      5.750% 10/01/2010................   2,000,000       2,257,500
      5.750% 10/01/2011................   1,825,000       2,064,531
      5.400% 10/01/2012................     520,000         553,800
      5.750% 10/01/2012................   2,000,000       2,262,500

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
OREGON INSURED REVENUE (CONTINUED)
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY UNREFUNDED SERIES A
      5.900% 10/01/2006................  $1,050,000   $   1,147,125
    WESTERN LANE HOSPITAL DISTRICT
     FACILITY AUTHORITY REVENUE
     REFUNDING SISTERS ST. JOSEPH PEACE
      5.625% 08/01/2007................   2,080,000       2,261,584
                                                      -------------
                                                        103,007,894
                                                      -------------
    TOTAL REVENUE BONDS
     (COST $185,390,263)...............                 193,580,187
                                                      -------------
PRE-REFUNDED BONDS (5.9%)
    BOARD OF HIGHER EDUCATION SERIES A
      5.900% 08/01/2018................   1,000,000       1,133,750
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT
      5.950% 06/01/2016................   1,600,000       1,798,000
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ELDERLY HOUSING
     WILLAMETTE VIEW INCOME PROJECT
      7.000% 11/15/2011................     470,000         521,700
    CLACKAMAS COUNTY SCHOOL DISTRICT #1
      6.300% 07/01/2003................     700,000         744,625
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #115 GLADSTONE
      6.150% 06/01/2014................   1,200,000       1,353,000
    EUGENE ELECTRIC UTILITY SERIES C
      5.750% 08/01/2016................   1,055,000       1,160,500
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD
      6.150% 10/15/2009................   1,500,000       1,689,375
    MULTNOMAH COUNTY EDUCATIONAL
     FACILITIES UNIVERSITY OF PORTLAND
     PROJECT
      6.000% 04/01/2014................   1,375,000       1,521,094
    MULTNOMAH-CLACKAMAS COUNTIES SCHOOL
     DISTRICT #51JT RIVERDALE
      5.750% 06/01/2016................   2,270,000       2,428,900
    OREGON CITY SEWER
      6.500% 10/01/2007................     500,000         558,125
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PORTLAND SEWER SYSTEM REVENUE
     SERIES A
      6.050% 06/01/2009................  $  535,000   $     595,187
      6.200% 06/01/2012................   4,000,000       4,475,000
    TUALATIN HILLS PARK & RECREATION
     DISTRICT
      5.700% 03/01/2009................   1,340,000       1,462,275
      5.750% 03/01/2010................     730,000         799,350
    UMATILLA COUNTY SCHOOL DISTRICT #8R
     HERMISTON
      6.000% 12/01/2010................     695,000         773,188
    WASHINGTON COUNTY SCHOOL DISTRICT
     #88J SHERWOOD
      6.100% 06/01/2012................     815,000         913,240
    YAMHILL COUNTY SCHOOL DISTRICT #29J
     NEWBERG
      5.500% 06/01/2010................   1,405,000       1,513,888
      6.100% 06/01/2011................   3,355,000       3,736,631
                                                      -------------
    TOTAL PRE-REFUNDED BONDS
     (COST $24,595,113)................                  27,177,828
                                                      -------------
OREGON OTHER BONDS (2.9%)
    GRANTS PASS URBAN RENEWAL AGENCY
     TAX INCREMENT
      6.125% 08/01/2012................     755,000         776,706
    HOOD RIVER URBAN RENEWAL AGENCY
      6.250% 12/15/2011................   1,250,000       1,373,437
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE CERTIFICATES
      6.900% 10/01/2000................     500,000         529,375
    LEBANON SPECIAL OBLIGATION REVENUE
     REFUNDING LEASE WATER
      5.400% 10/01/2013................     755,000         776,706
    MEDFORD URBAN RENEWAL AGENCY TAX
     REVENUE
      5.875% 09/01/2010................     500,000         532,500
    MULTNOMAH COUNTY CERTIFICATE
     PARTICIPATION
      4.550% 08/01/2010................   1,725,000       1,733,625
    NEWBERG CERTIFICATES PARTICIPATION
      6.000% 12/01/1999................     390,000         397,387
      6.100% 12/01/2000................     410,000         425,887
      6.200% 12/01/2001................     410,000         433,063

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       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
OREGON OTHER BONDS (CONTINUED)
    PORTLAND AIRPORT WAY URBAN RENEWAL
     & REDEVELOPMENT TAX INCREMENT
     SERIES C
      5.900% 06/01/2006................  $  860,000   $     922,350
    PORTLAND BUILDING REFUNDING SERIES
     A
      4.750% 04/01/2007................   2,000,000       2,047,500
    PORTLAND URBAN RENEWAL &
     REDEVELOPMENT REFUNDING, DOWNTOWN
     WATERFRONT SERIES L
      6.000% 06/01/2002................   1,170,000       1,246,050
      6.400% 06/01/2008................   2,085,000       2,238,769
                                                      -------------
    TOTAL OREGON OTHER BONDS
     (COST $12,701,269)................                  13,433,355
                                                      -------------
U.S. TERRITORIES BONDS (6.6%)
    GUAM GOVERNMENT LIMITED OBLIGATION
     INFRASTRUCTURE IMPROVEMENT-SERIES
     A
      5.000% 11/01/2017................   3,000,000       3,037,500
    PUERTO RICO COMMONWEALTH AQUEDUCT &
     SEWER AUTHORITY REVENUE SERIES A
      9.000% 07/01/2009................   6,135,000       7,676,419
    PUERTO RICO COMMONWEALTH AQUEDUCT &
     SEWER AUTHORITY
      5.200% 07/01/2008................   1,000,000       1,082,500
    PUERTO RICO COMMONWEALTH
     INFRASTRUCTURE FINANCING AUTHORITY
      5.000% 07/01/2013................   1,750,000       1,795,937
    PUERTO RICO COMMONWEALTH PUBLIC
     BUILDINGS AUTHORITY REVENUE SERIES
     B
      5.000% 07/01/2013................   3,130,000       3,212,163
    PUERTO RICO COMMONWEALTH PUBLIC
     IMPROVEMENTS
      6.250% 07/01/2009................   3,000,000       3,528,750
      6.250% 07/01/2013................   1,000,000       1,190,000
    PUERTO RICO COMMONWEALTH
      6.250% 07/01/2008................   1,000,000       1,165,000
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PUERTO RICO ELECTRIC POWER
     AUTHORITY
      5.000% 07/01/2010................  $2,425,000   $   2,570,500
    PUERTO RICO HOUSING BANK & FINANCE
     AGENCY SINGLE FAMILY MORTGAGE
     REVENUE FHA HOMEOWNERSHIP 5TH
     PORTFOLIO
      7.500% 12/01/2015................     610,000         643,550
    PUERTO RICO HOUSING FINANCE CORP.
     MULTI FAMILY MORTGAGE REVENUE
     PORTFOLIO A-1
      7.500% 04/01/2022................   1,425,000       1,481,074
    PUERTO RICO HOUSING FINANCE CORP.
     SINGLE FAMILY MORTGAGE REVENUE
     PORTFOLIO 1 SERIES B
      7.500% 10/15/2012................   1,040,000       1,088,568
    PUERTO RICO HOUSING FINANCE CORP.
     SINGLE FAMILY MORTGAGE REVENUE
     PORTFOLIO 1 SERIES C
      6.750% 10/15/2013................     710,000         750,825
    VIRGIN ISLANDS PUBLIC FINANCE
     AUTHORITY REVENUE UNREFUNDED
     BALANCE SERIES A
      7.300% 10/01/2018................   1,185,000       1,519,762
                                                      -------------
    TOTAL US TERRITORIES BONDS
     (COST $28,921,719)................                  30,742,548
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $427,438,373)...............                 451,238,057
                                                      -------------
TAX-EXEMPT MONEY MARKET INVESTMENT (1.6%)
      SEI TAX EXEMPT TRUST (COST
       $7,375,062).....................   7,375,062       7,375,062
                                                      -------------
TOTAL INVESTMENTS (99.1%)
 (COST $434,813,435)...................                 458,613,119
RECEIVABLES LESS LIABILITIES (0.9%)....                   4,195,604
                                                      -------------
TOTAL NET ASSETS (100.0%)..............               $ 462,808,723
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

                       See Notes to Financial Statements.

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

                                          PRINCIPAL
DECEMBER 31, 1998                          AMOUNT       VALUE(1)
                                         -----------  ------------
CORPORATE BONDS (89.6%)
INDUSTRIAL (75.0%)
  BASIC INDUSTRY & MANUFACTURING (11.0%)
    MANUFACTURING (9.6%)
      AVIATION SALES CO.
       SENIOR SUBORDINATED NOTES
        8.125% 02/15/2008..............  $1,000,000   $    990,000
      BALL CORP. (144A)
       SENIOR NOTES
        7.750% 08/01/2006..............   1,000,000      1,050,000
      SILGAN HOLDINGS, INC.
       SENIOR SUBORDINATED DEBENTURES
        9.000% 06/01/2009..............     500,000        506,250
      TITAN WHEEL INTERNATIONAL, INC.
       SENIOR SUBORDINATED NOTES
        8.750% 04/01/2007..............   1,000,000        950,000
      UNISYS CORP.
       SENIOR NOTES
        11.750% 10/15/2004.............     900,000      1,044,000
      WYMAN-GORDON CO.
       SENIOR NOTES
        8.000% 12/15/2007..............     990,000        985,050
                                                      ------------
                                                         5,525,300
                                                      ------------
    METALS/MINING (1.4%)
      RYERSON TULL, INC.
       NOTES
        8.500% 07/15/2001..............     750,000        777,180
                                                      ------------
    TOTAL BASIC INDUSTRY &
     MANUFACTURING.....................                  6,302,480
                                                      ------------
  BUSINESS & CONSUMER SERVICES (32.4%)
    SERVICES & PUBLISHING (10.0%)
      ALLIED WASTE NORTH AMERICA, INC.
       (144A)
       SENIOR NOTES
        7.625% 01/01/2006..............   1,000,000      1,010,000
      IRON MOUNTAIN, INC.
       SENIOR SUBORDINATED NOTES
        10.125% 10/01/2006.............     750,000        813,750
      PROTECTION ONE ALARM MONITORING,
       INC. (144A)
       SENIOR NOTES
        7.375% 08/15/2005..............   1,000,000      1,005,860

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
      RENTAL SERVICE CORP.
       SENIOR SUBORDINATED NOTES
        9.000% 05/15/2008..............  $1,250,000   $  1,218,750
      UNITED STATIONERS SUPPLY CO.
       SENIOR SUBORDINATED NOTES
        8.375% 04/15/2008..............     735,000        733,163
      WORLD COLOR PRESS, INC. (144A)
       SENIOR SUBORDINATED NOTES
        8.375% 11/15/2008..............   1,000,000      1,000,000
                                                      ------------
                                                         5,781,523
                                                      ------------
    ENTERTAINMENT & MEDIA (22.4%)
      ADELPHIA COMMUNICATIONS CORP.
       SENIOR NOTES, SERIES B
        10.500% 07/15/2004.............   1,000,000      1,095,000
      CINEMARK USA, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        9.625% 08/01/2008..............   1,000,000      1,047,500
      COMCAST CORP.
       SENIOR SUBORDINATED DEBENTURES
        9.500% 01/15/2008..............   1,000,000      1,046,180
      HERITAGE MEDIA CORP.
       SENIOR SUBORDINATED NOTES
        8.750% 02/15/2006..............     750,000        787,500
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
       SENIOR NOTES
        8.625% 03/15/2005..............   1,000,000      1,055,000
      JACOR COMMUNICATIONS CO.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        8.750% 06/15/2007..............   1,000,000      1,085,000
      JONES INTERCABLE, INC.
       SENIOR NOTES
        8.875% 04/01/2007..............     700,000        745,500
        7.625% 04/15/2008..............     300,000        306,000
      LAMAR ADVERTISING CO.
       SENIOR SUBORDINATED NOTES
        9.625% 12/01/2006..............   1,250,000      1,350,000
      LENFEST COMMUNICATIONS, INC.
       SENIOR NOTES
        8.375% 11/01/2005..............     450,000        486,000
      OUTDOOR SYSTEMS, INC.
       SENIOR SUBORDINATED NOTES
        9.375% 10/15/2006..............     685,000        739,800

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
      SFX BROADCASTING, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        10.750% 05/15/2006.............  $  531,000   $    589,410
      SINCLAIR BROADCAST GROUP, INC.
       SENIOR SUBORDINATED NOTES
        8.750% 12/15/2007..............     750,000        757,500
      USA NETWORKS, INC. (144A)
       SENIOR NOTES
        6.750% 11/15/2005..............   1,000,000        996,140
      YOUNG BROADCASTING, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        10.125% 02/15/2005.............     750,000        785,625
                                                      ------------
                                                        12,872,155
                                                      ------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                 18,653,678
                                                      ------------
  CONSUMER CYCLICAL (13.0%)
    AUTO & AUTO PARTS (3.6%)
      FEDERAL MOGUL CORP.
       NOTES
        7.750% 07/01/2006..............   1,000,000      1,015,440
      HAYES WHEELS INTERNATIONAL, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        9.125% 07/15/2007..............   1,000,000      1,042,500
                                                      ------------
                                                         2,057,940
                                                      ------------
    HOTELS & GAMING (2.2%)
      RIO HOTEL & CASINO, INC.
       SENIOR SUBORDINATED NOTES
        9.500% 04/15/2007..............     450,000        501,750
      STATION CASINOS, INC.
       SENIOR SUBORDINATED NOTES
        9.625% 06/01/2003..............     740,000        766,788
                                                      ------------
                                                         1,268,538
                                                      ------------
    HOUSING RELATED (3.5%)
      NORTEK, INC. (144A)
       SENIOR NOTES
        8.875% 08/01/2008..............   1,000,000      1,015,000
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
      WEBB (DEL) CORP.
       SENIOR SUBORDINATED DEBENTURES
        9.375% 05/01/2009..............  $1,000,000   $    981,250
                                                      ------------
                                                         1,996,250
                                                      ------------
    RETAIL (3.7%)
      MAXIM GROUP, INC.
       SENIOR SUBORDINATED NOTES,
       SERIES B
        9.250% 10/15/2007..............   1,000,000        980,000
      SPECIALTY RETAILERS, INC.
       SENIOR NOTES, SERIES B
        8.500% 07/15/2005..............     500,000        435,000
      ZALE CORP.
       SENIOR NOTES, SERIES B
        8.500% 10/01/2007..............     750,000        727,500
                                                      ------------
                                                         2,142,500
                                                      ------------
    TOTAL CONSUMER CYCLICAL............                  7,465,228
                                                      ------------
  CONSUMER STAPLES (10.0%)
    FOOD/BEVERAGE/TOBACCO (0.8%)
      PURINA MILLS, INC.
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2010..............     450,000        443,250
                                                      ------------
    HEALTH CARE (7.4%)
      CONMED CORP.
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2008..............   1,000,000      1,010,000
      HEALTHSOUTH CORP.
       SENIOR SUBORDINATED NOTES
        9.500% 04/01/2001..............   1,000,000      1,031,850
      QUORUM HEALTH GROUP, INC.
       SENIOR SUBORDINATED NOTES
        8.750% 11/01/2005..............   1,000,000        955,000
      TENET HEALTHCARE CORP. (144A)
       SENIOR SUBORDINATED NOTES
        8.125% 12/01/2008..............   1,250,000      1,281,250
                                                      ------------
                                                         4,278,100
                                                      ------------
    OTHER (1.8%)
      WESTPOINT STEVENS, INC.
       SENIOR NOTES
        7.875% 06/15/2005..............   1,000,000      1,015,000
                                                      ------------
    TOTAL CONSUMER STAPLES.............                  5,736,350
                                                      ------------

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
  ENERGY (6.3%)
    GULF CANADA RESOURCES LTD.
     SENIOR SUBORDINATED DEBENTURES
      9.625% 07/01/2005................  $  750,000   $    742,500
    NEWPARK RESOURCES, INC.
     SENIOR SUBORDINATED NOTES, SERIES
     B
      8.625% 12/15/2007................   1,000,000        950,000
    NUEVO ENERGY CO.
     SENIOR SUBORDINATED NOTES
       9.500% 04/15/2006...............     900,000        877,500
    SANTA FE ENERGY RESOURCE, INC.
     SENIOR SUBORDINATED DEBENTURES
      11.000% 05/15/2004...............   1,000,000      1,050,000
                                                      ------------
    TOTAL ENERGY.......................                  3,620,000
                                                      ------------
  TRANSPORTATION (2.3%)
    ALLIED HOLDING, INC.
     SENIOR NOTES, SERIES B
      8.625% 10/01/2007................     500,000        507,500
    TEEKAY SHIPPING CORP.
     GTD. 1ST PFD. SHIP. MTG. NOTES
      8.320% 02/01/2008................     850,000        841,500
                                                      ------------
    TOTAL TRANSPORTATION...............                  1,349,000
                                                      ------------
    TOTAL INDUSTRIAL...................                 43,126,736
                                                      ------------
UTILITIES (14.6%)
  ELECTRIC (5.8%)
    AES CORP.
     SENIOR SUBORDINATED NOTES
      10.250% 07/15/2006...............     800,000        864,000
    AES CORP.
     SENIOR SUBORDINATED EXCHANGE NOTES
       8.375% 08/15/2007...............     500,000        503,750
    CMS ENERGY X-TRAS (144A)
     PASS THRU TRUST I
     SENIOR UNSECURED NOTES
       7.000% 01/15/2005...............   1,000,000        991,450
    CALENERGY, INC.
     SENIOR SECURED NOTES
      9.875% 06/30/2003................     850,000        951,864
                                                      ------------
                                                         3,311,064
                                                      ------------
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
  TELECOMMUNICATIONS (8.8%)
    FLAG LTD.
     SENIOR NOTES
      8.250% 01/30/2008................  $1,000,000   $    980,000
    LEVEL 3 COMMUNICATIONS, INC. (144A)
     SENIOR DISCOUNT NOTES
     STEP-UP COUPON
      0.000% TO 12/01/2003, THEN
       10.500% TO 12/01/2008...........   2,050,000      1,178,750
    METROMEDIA FIBER NETWORK, INC.
     (144A)
     SENIOR NOTES
      10.000% 11/15/2008...............   1,000,000      1,025,000
    NEXTLINK COMMUNICATIONS, INC.
     SENIOR DISCOUNT NOTES
     STEP-UP COUPON
      0.000% TO 04/15/2003, THEN 9.450%
       TO 04/15/2008...................   1,000,000        575,000
    NEXTLINK COMMUNICATIONS, INC.
     (144A)
     SENIOR NOTES
      10.750% 11/15/2008...............     500,000        511,250
    PAGING NETWORK, INC.
     SENIOR SUBORDINATED NOTES
      10.000% 10/15/2008...............     850,000        813,875
                                                      ------------
                                                         5,083,875
                                                      ------------
    TOTAL UTILITIES....................                  8,394,939
                                                      ------------
    TOTAL CORPORATE BONDS
     (COST $51,359,035)................                 51,521,675
                                                      ------------
REPURCHASE AGREEMENTS (7.2%)
  J.P. MORGAN SECURITIES, INC.
   4.970% DATED 12/31/1998,
   DUE 01/04/1999 IN THE
   AMOUNT OF $1,965,773.
   COLLATERALIZED BY
   U.S TREASURY BILLS
   DUE 06/24/1999,
   U.S TREASURY BONDS
   6.500% DUE 11/15/2026,
   U.S. TREASURY NOTES
   5.375% DUE 06/30/2000 TO
   07/31/2000..........................   1,965,505      1,965,505

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
  MERRILL LYNCH
   4.917% DATED 12/31/1998,
   DUE 01/04/1999 IN THE
   AMOUNT OF $2,200,296.
   COLLATERALIZED BY
   U.S. TREASURY STRIPS
   DUE 11/15/2014 TO 11/15/2024........  $2,200,000   $  2,200,000
                                                      ------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $4,165,505).................                  4,165,505
                                                      ------------
TOTAL INVESTMENTS (96.8%)
 (COST $55,524,540)....................                 55,687,180
RECEIVABLES LESS LIABILITIES (3.2%)....                  1,836,653
                                                      ------------
NET ASSETS (100.0%)....................               $ 57,523,833
                                                      ------------
                                                      ------------

(1)  See Note 1 of Notes to Financial Statements.

                       See Notes to Financial Statements.

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       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------

                                          PRINCIPAL
DECEMBER 31, 1998                           AMOUNT        VALUE(1)
                                         ------------  ---------------
U.S. GOVERNMENT SECURITIES (2.7%)
    FEDERAL HOME LOAN BANK
      4.800% 10/13/1999................  $10,000,000   $    10,000,760
    FEDERAL NATIONAL MORTGAGE
     ASSOCIATION
      4.800% 04/02/1999................   20,000,000        19,754,666
                                                       ---------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST $29,755,426)................                     29,755,426
                                                       ---------------
COMMERCIAL PAPER (95.1%)
    AIR PRODUCTS & CHEMICALS, INC.
      5.220% 01/29/1999................   13,000,000        12,945,335
      5.070% 02/05/1999................    5,000,000         4,974,650
    ALUMINUM CO. OF AMERICA
      5.150% 02/24/1999................   17,000,000        16,866,243
    AMERICAN EXPRESS CREDIT CORP.
      5.250% 01/06/1999................   10,000,000         9,991,250
      6.000% 01/07/1999................   13,300,000        13,284,483
    AMERICAN GENERAL FINANCE CORP.
      5.790% 01/07/1999................    7,000,000         6,992,119
      5.230% 02/16/1999................   12,000,000        11,918,063
      5.200% 03/05/1999................    7,000,000         6,935,289
      5.110% 03/09/1999................    6,000,000         5,942,087
      5.060% 04/23/1999................    8,000,000         7,872,938
    ARCHER DANIELS MIDLAND CO.
      5.350% 01/14/1999................   15,000,000        14,968,792
      5.130% 02/23/1999................    4,500,000         4,465,372
      5.000% 04/06/1999................    8,000,000         7,893,333
      5.000% 04/09/1999................    8,000,000         7,890,000
    AVCO FINANCIAL SERVICES, INC.
      5.080% 03/12/1999................   10,900,000        10,790,794
    BANK OF AMERICA, FSB
      5.040% 01/25/1999................    6,000,000         5,979,000
      5.050% 02/04/1999................   12,000,000        11,941,083
    BANKAMERICA CORP.
      5.200% 01/08/1999................   10,000,000         9,988,445
      5.120% 01/12/1999................   10,000,000         9,982,933
      5.060% 01/21/1999................   10,000,000         9,970,483
      5.080% 02/03/1999................   10,000,000         9,952,022
    BARCLAYS U.S. FUNDING CORP.
      7.500% 01/04/1999................   10,000,000         9,991,667
      5.040% 02/18/1999................   12,000,000        11,917,680
    CIT GROUP HOLDINGS, INC.
      5.330% 01/28/1999................   10,000,000         9,958,544
      5.280% 01/29/1999................   12,000,000        11,948,960

                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
      5.280% 02/12/1999................  $ 9,000,000   $     8,943,240
      5.020% 04/06/1999................    9,000,000         8,879,520
    CATERPILLAR FINANCIAL SERVICES
     CORP.
      5.350% 01/04/1999................   11,200,000        11,193,342
      5.150% 02/26/1999................   12,250,000        12,150,112
      5.200% 03/10/1999................   12,000,000        11,880,400
    CHEVRON TRANSPORT CORP.
      5.060% 02/05/1999................   13,000,000        12,934,220
      5.240% 02/17/1999................   10,000,000         9,930,133
      5.130% 03/11/1999................   15,000,000        14,850,375
    CLOROX CO.
      5.100% 02/16/1999................   10,000,000         9,933,417
      5.200% 02/25/1999................   10,000,000         9,919,111
    COMMERCIAL CREDIT CO.
      5.090% 01/25/1999................    9,000,000         8,968,188
      5.150% 02/01/1999................    8,300,000         8,262,004
      5.160% 02/11/1999................   11,000,000        10,933,780
      5.150% 02/23/1999................    8,000,000         7,938,200
    DEERE, JOHN & CO.
      5.260% 01/05/1999................   12,000,000        11,991,233
      5.200% 01/19/1999................   15,000,000        14,958,833
      5.280% 01/22/1999................    9,500,000         9,469,347
    DONNELLEY (R.R.) & SONS
      5.250% 01/04/1999................    7,500,000         7,495,625
    DUPONT (E.I.) DE NEMOURS & CO.
      5.030% 02/12/1999................   10,000,000         9,939,919
    EASTMAN KODAK CO.
      5.500% 01/14/1999................    5,200,000         5,188,878
      5.100% 02/17/1999................   10,000,000         9,932,000
    EXXON ASSET MANAGEMENT
      5.430% 01/08/1999................    9,000,000         8,989,140
      6.000% 01/08/1999................    9,000,000         8,988,000
    FORD MOTOR CREDIT CO.
      5.480% 01/06/1999................    8,000,000         7,992,693
      5.010% 01/27/1999................    8,500,000         8,468,061
      5.030% 01/28/1999................    5,000,000         4,980,439
      5.180% 02/18/1999................   10,000,000         9,929,495
    GTE FUNDING, INC.
      5.170% 02/01/1999................   12,000,000        11,944,747
      5.160% 02/08/1999................   15,000,000        14,916,150
      5.180% 02/18/1999................    6,600,000         6,553,466
      5.150% 02/22/1999................    7,000,000         6,946,926
    GENERAL ELECTRIC CAPITAL CORP.
      5.230% 02/05/1999................    5,700,000         5,670,189
      5.170% 02/08/1999................    8,000,000         7,955,193
      5.000% 04/26/1999................    6,000,000         5,903,333

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------

                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
COMMERCIAL PAPER (CONTINUED)
    GENERAL ELECTRIC CAPITAL SERVICES
      5.500% 02/04/1999................  $10,500,000   $    10,443,854
    GENERAL MOTORS ACCEPTANCE CORP.
      5.110% 01/15/1999................    8,000,000         7,982,967
      5.330% 01/22/1999................    5,000,000         4,983,714
      5.060% 02/25/1999................    8,000,000         7,937,031
    HOUSEHOLD FINANCE CORP.
      5.390% 01/07/1999................   10,000,000         9,989,520
      5.170% 01/11/1999................   11,000,000        10,982,623
      5.150% 01/29/1999................   10,000,000         9,958,514
      5.200% 02/11/1999................   10,000,000         9,939,333
    IDAHO POWER CO.
      5.700% 01/07/1999................    4,000,000         3,995,567
    ILLINOIS TOOL WORKS, INC.
      5.070% 01/19/1999................    6,500,000         6,482,607
    MERRILL LYNCH & CO., INC.
      5.420% 01/13/1999................   10,000,000         9,980,428
      5.370% 01/15/1999................   10,000,000         9,977,625
      5.500% 01/25/1999................   10,000,000         9,961,806
      5.190% 01/26/1999................   10,000,000         9,962,517
    METLIFE FUNDING, INC.
      5.400% 01/14/1999................    7,000,000         6,985,300
      5.250% 01/22/1999................   12,800,000        12,758,933
      5.250% 02/10/1999................   10,000,000         9,940,208
    MORGAN STANLEY GROUP, INC.
      5.390% 01/06/1999................    9,000,000         8,991,915
      5.380% 01/11/1999................   14,700,000        14,675,835
    NALCO CHEMICAL CO.
      5.060% 03/22/1999................    5,000,000         4,943,075
      5.030% 05/17/1999................   14,000,000        13,732,013
      4.900% 05/21/1999................   12,000,000        11,769,700
      4.850% 06/18/1999................   10,000,000         9,772,319
    NATIONAL RURAL UTILITIES
     COOPERATIVE FINANCE CORP.
      5.330% 01/15/1999................    5,000,000         4,988,896
      5.230% 01/22/1999................    5,000,000         4,984,020
      5.330% 01/28/1999................    7,000,000         6,970,981
      5.050% 02/04/1999................    5,000,000         4,975,451
      5.040% 03/19/1999................    8,000,000         7,912,640
    NORWEST FINANCIAL, INC.
      5.030% 02/01/1999................    8,000,000         7,964,231
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
      5.030% 02/02/1999................  $13,000,000   $    12,940,059
      5.170% 02/19/1999................   10,000,000         9,928,195
      5.180% 02/22/1999................    9,000,000         8,931,365
    PACIFICORP
      5.070% 01/20/1999................   15,000,000        14,957,750
      5.050% 01/26/1999................    9,000,000         8,967,175
      5.100% 01/27/1999................   10,000,000         9,961,750
      5.120% 02/09/1999................    7,000,000         6,960,178
    PEPSICO, INC.
      5.300% 02/02/1999................   10,500,000        10,448,988
    PRIVATE EXPORT FUNDING CORP.
      5.110% 01/29/1999................    2,000,000         1,991,767
      5.200% 02/12/1999................    5,000,000         4,968,945
    PRUDENTIAL FUNDING CORP.
      5.280% 01/12/1999................   10,300,000        10,281,872
      5.310% 01/21/1999................   10,000,000         9,969,025
      5.230% 02/10/1999................   13,600,000        13,518,993
    ROCKWELL INTERNATIONAL
      5.170% 02/09/1999................    7,700,000         7,655,768
      5.220% 02/23/1999................   13,000,000        12,898,210
    TEXACO, INC.
      5.200% 01/20/1999................   10,000,000         9,971,111
    USAA CAPITAL CORP.
      5.160% 02/03/1999................    9,925,000         9,876,632
      5.150% 02/17/1999................    5,900,000         5,859,487
    U.S. BANCORP
      5.200% 01/04/1999................    9,700,000         9,694,396
    WASHINGTON GAS LIGHT CO.
      5.350% 01/13/1999................    5,000,000         4,990,340
    WASHINGTON POST CO.
      5.250% 02/19/1999................   14,000,000        13,897,917
    WEYERHAUSER REAL ESTATE
      5.200% 01/19/1999................    8,200,000         8,177,928
      5.200% 01/27/1999................   11,700,000        11,654,370
      5.200% 01/28/1999................   12,400,000        12,349,849
                                                       ---------------
    TOTAL COMMERCIAL PAPER
     (COST $1,055,086,967).............                  1,055,086,967
                                                       ---------------
TOTAL INVESTMENTS, EXCLUDING TEMPORARY
 CASH INVESTMENT
 (COST $1,084,842,393).................                1,084,842,393

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------

                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
REPURCHASE AGREEMENT (1.4%)
    J.P. MORGAN SECURITIES, INC.
     4.970% DATED 12/31/1998,
     DUE 01/04/1999 IN THE
     AMOUNT OF $15,765,768.
     COLLATERALIZED BY U.S. TREASURY
     BILLS
     DUE 06/24/1999,
     U.S. TREASURY BONDS
     6.500% DUE 11/15/2026,
     U.S. TREASURY NOTES
     5.375% DUE 06/30/2000 TO
     07/31/2000.
     (COST $15,763,621)................  $15,763,621   $    15,763,621
                                                       ---------------
TOTAL INVESTMENTS (99.2%)
 (COST $1,100,606,014, INCLUDING
 $6,709,072 ACCRUED INTEREST
 RECEIVABLE)...........................                  1,100,606,014
CASH AND RECEIVABLES LESS LIABILITIES
 (0.8%)................................                      8,535,197
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,109,141,211
                                                       ---------------
                                                       ---------------

(1)  See Note 1 of Notes to Financial Statements.

                       See Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                 COLUMBIA         COLUMBIA            COLUMBIA            COLUMBIA
                                               COMMON STOCK        GROWTH        INTERNATIONAL STOCK       SPECIAL
December 31, 1998                               FUND, INC.       FUND, INC.          FUND, INC.          FUND, INC.
                                               -------------   ---------------   -------------------   ---------------
ASSETS:
  Investments at identified cost.............  $558,815,836    $ 1,103,730,738      $ 93,361,366         $ 658,935,821
---------------------------------------------  -------------   ---------------   -------------------   ---------------
  Investments at value.......................  $786,649,402    $ 1,729,620,899      $127,875,292         $ 947,528,380
  Temporary cash investments, at cost........     2,188,750         26,909,575         5,240,270            23,237,199
  Cash.......................................       --               --                   59,091             --
  Cash denominated in foreign currencies
   (cost $1,219,595).........................       --               --                1,210,187             --
  Receivable for:
    Interest.................................        70,672            121,175            31,070               107,147
    Dividends................................       417,237            656,083           177,132               232,828
    Investments sold.........................    20,686,208          5,705,743         1,783,145            10,267,969
    Capital stock sold.......................       784,832          3,786,805           103,233             1,403,698
                                               -------------   ---------------   -------------------   ---------------
  Total assets...............................   810,797,101      1,766,800,280       136,479,420           982,777,221
                                               -------------   ---------------   -------------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed...................     3,343,973          7,342,603           375,628             3,875,620
    Dividends and distributions..............     7,931,549          5,251,720             2,248                19,709
    Investments purchased....................     1,656,505          --                1,688,499             8,598,500
    Investment management fee................       397,363            780,487           111,196               681,750
    Accrued expenses.........................       321,146            401,929           108,849               242,751
                                               -------------   ---------------   -------------------   ---------------
  Total liabilities..........................    13,650,536         13,776,739         2,286,420            13,418,330
                                               -------------   ---------------   -------------------   ---------------
NET ASSETS...................................  $797,146,565    $ 1,753,023,541      $134,193,000         $ 969,358,891
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------
NET ASSETS consist of:
  Undistributed net investment income........  $    155,405    $        31,399      $  --                $   --
  Unrealized appreciation on:
    Investments..............................   227,833,566        625,890,161        34,513,926           288,592,559
    Translation of assets and liabilities in
     foreign currencies......................       --               --                    4,246             --
  Undistributed net realized loss from:
    Investments..............................    (2,889,085)        (4,438,960)       (1,595,627)           (1,328,411)
  Capital shares.............................       --                 412,388         --                      410,385
  Capital paid in............................   572,046,679      1,131,128,553       101,270,455           681,684,358
                                               -------------   ---------------   -------------------   ---------------
                                               $797,146,565    $ 1,753,023,541      $134,193,000         $ 969,358,891
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING..........    32,670,725         41,238,820         8,683,069            41,038,458
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE *...........................  $      24.40    $         42.51      $      15.45         $       23.62
                                               -------------   ---------------   -------------------   ---------------
                                               -------------   ---------------   -------------------   ---------------

* The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

                       See Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                                                              COLUMBIA U.S.
                                                 COLUMBIA     COLUMBIA REAL     COLUMBIA       GOVERNMENT
                                                SMALL CAP     ESTATE EQUITY     BALANCED       SECURITIES
December 31, 1998                               FUND, INC.     FUND, INC.      FUND, INC.      FUND, INC.
                                               ------------   -------------   -------------   -------------
ASSETS:
  Investments at identified cost.............  $126,624,815   $157,255,085    $ 797,729,841   $ 39,239,616
---------------------------------------------  ------------   -------------   -------------   -------------
  Investments at value.......................  $152,373,425   $154,935,923    $ 960,497,499   $ 39,512,361
  Temporary cash investments, at cost........    13,238,468      7,185,194        2,336,196        674,576
  Receivable for:
    Interest.................................        53,500         31,389        5,259,776        627,696
    Dividends................................       101,037      1,094,520          319,837        --
    Investments sold.........................     2,481,239        --            13,521,228        --
    Capital stock sold.......................       641,462      2,551,001        2,314,591        162,414
                                               ------------   -------------   -------------   -------------
  Total assets...............................   168,889,131    165,798,027      984,249,127     40,977,047
                                               ------------   -------------   -------------   -------------
LIABILITIES:
  Payable for:
    Capital stock redeemed...................       633,373      1,339,660        2,126,760        341,559
    Dividends and distributions..............           952        113,075          406,671         12,961
    Investments purchased....................     7,590,370        --             5,618,847        --
    Investment management fee................       120,435        103,642          402,870         17,161
    Accrued expenses.........................        71,794         69,296          313,221         27,500
                                               ------------   -------------   -------------   -------------
  Total liabilities..........................     8,416,924      1,625,673        8,868,369        399,181
                                               ------------   -------------   -------------   -------------
NET ASSETS...................................  $160,472,207   $164,172,354    $ 975,380,758   $ 40,577,866
                                               ------------   -------------   -------------   -------------
                                               ------------   -------------   -------------   -------------
NET ASSETS consist of:
  Undistributed net investment income........  $    --        $    --         $     205,849   $    --
  Unrealized appreciation (depreciation) on
   investments...............................    25,748,610     (2,319,162)     162,767,658        272,745
  Undistributed net realized gain (loss) from
   investments...............................   (10,245,034)          (699)        (871,081)        21,399
  Capital shares.............................       --             --              --               48,364
  Capital paid in............................   144,968,631    166,492,215      813,278,332     40,235,358
                                               ------------   -------------   -------------   -------------
                                               $160,472,207   $164,172,354    $ 975,380,758   $ 40,577,866
                                               ------------   -------------   -------------   -------------
                                               ------------   -------------   -------------   -------------
SHARES OF CAPITAL STOCK OUTSTANDING..........     9,206,099     10,419,194       42,094,927      4,836,447
                                               ------------   -------------   -------------   -------------
                                               ------------   -------------   -------------   -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE *...........................  $      17.43   $      15.76    $       23.17   $       8.39
                                               ------------   -------------   -------------   -------------
                                               ------------   -------------   -------------   -------------

* The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

                       See Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                               COLUMBIA FIXED
                                                   INCOME             COLUMBIA            COLUMBIA          COLUMBIA
                                                 SECURITIES        MUNICIPAL BOND        HIGH YIELD       DAILY INCOME
December 31, 1998                                FUND, INC.          FUND, INC.          FUND, INC.          COMPANY
                                               ---------------   -------------------   ---------------   ---------------
ASSETS:
  Investments at identified cost.............  $  405,960,645       $427,438,373       $    51,359,035   $ 1,100,606,014
---------------------------------------------  ---------------   -------------------   ---------------   ---------------
  Investments at value.......................  $  415,277,505       $451,238,057       $    51,521,675   $ 1,100,606,014
  Temporary cash investments, at cost........      12,152,844          7,375,062             4,165,505         --
  Cash.......................................        --                --                    --                  300,000
  Receivable for:
    Interest.................................       4,831,384          5,443,170             1,134,089           117,405
    Investments sold.........................         123,262          --                    1,044,000         --
    Capital stock sold.......................         867,944            310,638               294,713        19,397,344
                                               ---------------   -------------------   ---------------   ---------------
  Total assets...............................     433,252,939        464,366,927            58,159,982     1,120,420,763
                                               ---------------   -------------------   ---------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed...................       3,542,802            200,614               430,215        10,557,337
    Dividends and distributions..............       1,060,315          1,082,832               136,445         --
    Investments purchased....................       5,946,834          --                    --                --
    Investment management fee................         181,390            197,456                29,141           431,785
    Accrued expenses.........................         191,467             77,302                40,348           290,430
                                               ---------------   -------------------   ---------------   ---------------
  Total liabilities..........................      10,922,808          1,558,204               636,149        11,279,552
                                               ---------------   -------------------   ---------------   ---------------
NET ASSETS...................................  $  422,330,131       $462,808,723       $    57,523,833   $$1,109,141,211
                                               ---------------   -------------------   ---------------   ---------------
                                               ---------------   -------------------   ---------------   ---------------
NET ASSETS consist of:
  Unrealized appreciation on investments.....  $    9,316,860       $ 23,799,684       $       162,640   $     --
  Undistributed net realized gain from
   investments...............................         123,381              8,029                18,462         --
  Capital shares.............................         314,783            371,528             --                1,109,141
  Capital paid in............................     412,575,107        438,629,482            57,342,731     1,108,032,070
                                               ---------------   -------------------   ---------------   ---------------
                                               $  422,330,131       $462,808,723       $    57,523,833   $ 1,109,141,211
                                               ---------------   -------------------   ---------------   ---------------
                                               ---------------   -------------------   ---------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING..........      31,478,253         37,152,839             5,844,221     1,109,141,211
                                               ---------------   -------------------   ---------------   ---------------
                                               ---------------   -------------------   ---------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE *...........................  $        13.42       $      12.46       $          9.84   $          1.00
                                               ---------------   -------------------   ---------------   ---------------
                                               ---------------   -------------------   ---------------   ---------------

* The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

                       See Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                 COLUMBIA        COLUMBIA           COLUMBIA           COLUMBIA
                                               COMMON STOCK       GROWTH       INTERNATIONAL STOCK      SPECIAL
Year Ended December 31, 1998                    FUND, INC.      FUND, INC.         FUND, INC.         FUND, INC.
                                               -------------   -------------   -------------------   -------------
INVESTMENT INCOME:
  Income:
    Interest.................................  $  1,879,282    $   1,555,149       $   453,922       $   5,591,237
    Dividends................................     9,496,591       12,068,714         1,958,431           4,205,461
    Foreign taxes withheld (net of
     reclaims)...............................       --              --                (235,625)           --
                                               -------------   -------------   -------------------   -------------
      Total income...........................    11,375,873       13,623,863         2,176,728           9,796,698
                                               -------------   -------------   -------------------   -------------
  Expenses:
    Investment management fees...............     5,136,336        8,591,359         1,414,138           9,054,501
    Shareholder servicing costs..............     1,221,712        1,269,928           419,311           1,199,754
    Reports to shareholders..................       137,567          296,169            93,468             243,128
    Financial information and accounting.....        56,436           65,078            86,043              70,649
    Custodian fees...........................        34,144           57,375            82,479              40,932
    Bank transaction and checking fees.......        25,658           37,637            29,352              21,344
    Registration fees........................        40,754           76,644            24,972              29,449
    Legal, insurance and auditing fees.......        40,411           53,488            37,833              50,818
    Other....................................        10,119           20,121            11,244              13,387
                                               -------------   -------------   -------------------   -------------
      Total expenses.........................     6,703,137       10,467,799         2,198,840          10,723,962
                                               -------------   -------------   -------------------   -------------
  Net investment income (loss)...............     4,672,736        3,156,064           (22,112)           (927,264)
                                               -------------   -------------   -------------------   -------------
REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) FROM INVESTMENT
 AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments..............................    89,973,443       77,263,496        (1,586,408)           (544,655)*
    Foreign currency transactions............       --              --              (1,099,734)           --
                                               -------------   -------------   -------------------   -------------
      Net realized gain (loss)...............    89,973,443       77,263,496        (2,686,142)           (544,655)
                                               -------------   -------------   -------------------   -------------
  Net unrealized appreciation (depreciation)
   on:
    Investments..............................    89,964,455      322,622,139        19,606,801         150,392,854
    Translation of assets and liabilities in
     foreign currencies......................       --              --                (120,200)           --
                                               -------------   -------------   -------------------   -------------
      Net unrealized appreciation during the
       year..................................    89,964,455      322,622,139        19,486,601         150,392,854
                                               -------------   -------------   -------------------   -------------
    Net gain on investment and foreign
     currency transactions...................   179,937,898      399,885,635        16,800,459         149,848,199
                                               -------------   -------------   -------------------   -------------
    Net increase in net assets resulting from
     operations..............................  $184,610,634    $ 403,041,699       $16,778,347       $ 148,920,935
                                               -------------   -------------   -------------------   -------------
                                               -------------   -------------   -------------------   -------------

* Includes $1,927,092 gain from affiliated issuers.

                       See Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                  COLUMBIA         COLUMBIA REAL        COLUMBIA          COLUMBIA U.S.
                                                 SMALL CAP      ESTATE EQUITY FUND,     BALANCED      GOVERNMENT SECURITIES
Year Ended December 31, 1998                     FUND, INC.            INC.            FUND, INC.          FUND, INC.
                                               --------------   -------------------   -------------   ---------------------
INVESTMENT INCOME:
  Income:
    Interest.................................   $   547,539        $    554,969       $  29,438,800        $2,119,617
    Dividends................................       270,613           8,613,123           5,498,785         --
                                               --------------   -------------------   -------------       -----------
      Total income...........................       818,152           9,168,092          34,937,585         2,119,617
                                               --------------   -------------------   -------------       -----------
  Expenses:
    Investment management fees...............     1,246,153           1,221,370           4,512,177           194,507
    Shareholder servicing costs..............       233,858             228,699           1,098,799            62,014
    Reports to shareholders..................        49,508              50,328             153,377            13,383
    Financial information and accounting.....        42,959              44,854              68,432            38,919
    Custodian fees...........................         4,987               6,555              35,784             1,551
    Bank transaction and checking fees.......        25,574              11,816              33,805             1,748
    Registration fees........................        45,129              66,511              74,704            11,685
    Legal, insurance and auditing fees.......         8,953              24,272              45,436            21,289
    Other....................................         1,918               2,252              11,189               562
                                               --------------   -------------------   -------------       -----------
      Total expenses.........................     1,659,039           1,656,657           6,033,703           345,658
                                               --------------   -------------------   -------------       -----------
  Net investment income (loss)...............      (840,887)          7,511,435          28,903,882         1,773,959
                                               --------------   -------------------   -------------       -----------
REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) FROM INVESTMENT
 TRANSACTIONS:
  Net realized gain (loss) from
   investments...............................   (10,185,536)           (225,330)         65,831,341           463,379
  Net unrealized appreciation (depreciation)
   on investments during the year............    16,364,251         (29,435,976)         68,447,300           181,795
                                               --------------   -------------------   -------------       -----------
  Net gain (loss) on investments.............     6,178,715         (29,661,306)        134,278,641           645,174
                                               --------------   -------------------   -------------       -----------
  Net increase (decrease) in net assets
   resulting from operations.................   $ 5,337,828        $(22,149,871)      $ 163,182,523        $2,419,133
                                               --------------   -------------------   -------------       -----------
                                               --------------   -------------------   -------------       -----------

                       See Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                COLUMBIA FIXED        COLUMBIA       COLUMBIA       COLUMBIA
                                               INCOME SECURITIES   MUNICIPAL BOND   HIGH YIELD    DAILY INCOME
Year Ended December 31, 1998                      FUND, INC.         FUND, INC.     FUND, INC.      COMPANY
                                               -----------------   --------------   -----------   ------------
INVESTMENT INCOME:
  Income:
    Interest.................................     $27,879,133       $22,316,793     $4,165,777    $59,398,908
                                               -----------------   --------------   -----------   ------------
      Total income...........................      27,879,133        22,316,793      4,165,777     59,398,908
                                               -----------------   --------------   -----------   ------------
  Expenses:
    Investment management fees...............       2,050,200         2,149,321        292,249      5,005,974
    Shareholder servicing costs..............         336,622           128,224         61,207        940,235
    Reports to shareholders..................          78,431            25,628         16,578        195,509
    Financial information and accounting.....          56,632            84,201         42,751         60,219
    Custodian fees...........................          16,274            17,029          1,946         42,323
    Bank transaction and checking fees.......          21,072             6,758          3,700        197,378
    Registration fees........................          41,425            24,346         26,741         53,181
    Legal, insurance and auditing fees.......          41,364            35,703         22,118         46,866
    Other....................................           5,360            15,433          1,458         15,007
                                               -----------------   --------------   -----------   ------------
      Total expenses.........................       2,647,380         2,486,643        468,748      6,556,692
                                               -----------------   --------------   -----------   ------------
  Net investment income......................      25,231,753        19,830,150      3,697,029     52,842,216
                                               -----------------   --------------   -----------   ------------
REALIZED GAIN AND UNREALIZED APPRECIATION
 (DEPRECIATION) FROM INVESTMENT TRANSACTIONS:
  Net realized gain from investments.........       4,181,058         3,856,207        277,970        --
  Net unrealized depreciation on investments
   during the year...........................        (283,034)         (263,686)      (968,024)       --
                                               -----------------   --------------   -----------   ------------
  Net gain (loss) on investments.............       3,898,024         3,592,521       (690,054)       --
                                               -----------------   --------------   -----------   ------------
  Net increase in net assets resulting from
   operations................................     $29,129,777       $23,422,671     $3,006,975    $52,842,216
                                               -----------------   --------------   -----------   ------------
                                               -----------------   --------------   -----------   ------------

                       See Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                            COLUMBIA                        COLUMBIA                        COLUMBIA
                                          COMMON STOCK                       GROWTH                    INTERNATIONAL STOCK
Years Ended December 31,                   FUND, INC.                      FUND, INC.                      FUND, INC.
                                   ---------------------------   -------------------------------   ---------------------------
                                       1998           1997            1998             1997            1998           1997
                                   ------------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS:
  Operations:
    Net investment income
     (loss)......................  $  4,672,736   $  9,354,883   $    3,156,064   $    6,692,676   $    (22,112)  $    276,986
    Net realized gain (loss)
     from:
      Investments................    89,973,443     61,630,849       77,263,496      150,238,079     (1,586,408)    17,347,526
      Foreign currency
       transactions..............       --             --              --               --           (1,099,734)      (286,335)
    Change in net unrealized
     appreciation (depreciation)
     on:
      Investments................    89,964,455     76,981,002      322,622,139      122,000,869     19,606,801     (1,735,993)
      Translation of assets and
       liabilities in foreign
       currencies................       --             --              --               --             (120,200)       (67,221)
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase in net assets
     resulting from operations...   184,610,634    147,966,734      403,041,699      278,931,624     16,778,347     15,534,963
  Distributions to shareholders:
    From net investment income...    (4,552,680)    (8,468,207)      (3,081,414)      (5,838,423)       --             --
    In excess of net investment
     income......................       (69,472)*      --               (50,967)*       --              --             --
    From net realized gain from
     investment transactions and
     foreign currency
     transactions................   (91,091,522)   (61,141,619)     (79,945,012)    (148,364,649)       (65,195)   (16,691,558)
    In excess of net realized
     gain from investment
     transactions................    (4,001,636)*      --            (5,463,435)*       --              --             --
  Capital share transactions,
   net...........................   (71,654,578)   168,789,109      113,604,981      136,089,618    (28,800,687)    21,927,539
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase (decrease) in
     net assets..................    13,240,746    247,146,017      428,105,852      260,818,170    (12,087,535)    20,770,944

NET ASSETS:
  Beginning of year..............   783,905,819    536,759,802    1,324,917,689    1,064,099,519    146,280,535    125,509,591
                                   ------------   ------------   --------------   --------------   ------------   ------------
  End of year....................  $797,146,565   $783,905,819   $1,753,023,541   $1,324,917,689   $134,193,000   $146,280,535
                                   ------------   ------------   --------------   --------------   ------------   ------------
                                   ------------   ------------   --------------   --------------   ------------   ------------
---------------------------------
                                   ------------   ------------   --------------   --------------   ------------   ------------

Undistributed net investment
 income                            $    155,405   $  1,537,363   $       31,399   $    1,999,579   $    --        $    --
 * On a tax basis, there was no return of capital.

                       See Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                            COLUMBIA                          COLUMBIA                       COLUMBIA
                                             SPECIAL                         SMALL CAP                  REAL ESTATE EQUITY
Years Ended December 31,                   FUND, INC.                        FUND, INC.                     FUND, INC.
                                ---------------------------------   ----------------------------   ----------------------------
                                     1998              1997             1998            1997           1998            1997
                                ---------------   ---------------   -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS:
  Operations:
    Net investment income
     (loss)...................  $      (927,264)  $       531,773   $    (840,887)  $   (443,585)  $   7,511,435   $  5,578,378
    Net realized gain (loss)
     from investments.........         (544,655)      122,678,842     (10,185,536)     4,931,098        (225,330)     3,597,873
    Change in net unrealized
     appreciation
     (depreciation) on
     investments..............      150,392,854        49,916,627      16,364,251      7,895,606     (29,435,976)    16,211,982
                                ---------------   ---------------   -------------   ------------   -------------   ------------
    Net increase (decrease) in
     net assets resulting from
     operations...............      148,920,935       173,127,242       5,337,828     12,383,119     (22,149,871)    25,388,233
  Distributions to
   shareholders:
    From net investment
     income...................         (254,898)        --               --              --           (6,572,683)    (4,230,674)
    From net realized gain
     from investment
     transactions.............         (230,229)     (122,678,842)        (12,878)    (4,258,935)         (2,387)    (3,597,873)
    In excess of net realized
     gain from investment
     transactions.............                           (154,157)*                      --             --             (243,742)*
    From tax return of
     capital..................        --                --               --              --             (940,385)    (1,252,467)
  Capital share transactions,
   net........................     (428,794,714)     (385,860,660)     58,715,948     67,245,755      42,283,240     67,417,742
                                ---------------   ---------------   -------------   ------------   -------------   ------------
    Net increase (decrease) in
     net assets...............     (280,358,906)     (335,566,417)     64,040,898     75,369,939      12,617,914     83,481,219

NET ASSETS:
  Beginning of year...........    1,249,717,797     1,585,284,214      96,431,309     21,061,370     151,554,440     68,073,221
                                ---------------   ---------------   -------------   ------------   -------------   ------------
  End of year.................  $   969,358,891   $ 1,249,717,797   $ 160,472,207   $ 96,431,309   $ 164,172,354   $151,554,440
                                ---------------   ---------------   -------------   ------------   -------------   ------------
                                ---------------   ---------------   -------------   ------------   -------------   ------------
------------------------------
                                ---------------   ---------------   -------------   ------------   -------------   ------------

Undistributed net investment
 income                         $     --          $       360,073   $    --         $    --        $    --         $    --
 * On a tax basis, there was no return of capital.

                       See Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                              COLUMBIA                      COLUMBIA                     COLUMBIA
                                              BALANCED                  U.S. GOVERNMENT          FIXED INCOME SECURITIES
Years Ended December 31,                     FUND, INC.              SECURITIES FUND, INC.              FUND, INC.
                                     ---------------------------   --------------------------  ----------------------------
                                         1998           1997           1998          1997          1998            1997
                                     ------------   ------------   ------------  ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income..........  $ 28,903,882   $ 29,022,353   $  1,773,959  $  1,946,052  $  25,231,753   $ 23,438,026
    Net realized gain from
     investments...................    65,831,341     62,144,958        463,379       147,024      4,181,058      2,758,117
    Change in net unrealized
     appreciation (depreciation) on
     investments...................    68,447,300     38,270,990        181,795        63,763       (283,034)     7,594,450
                                     ------------   ------------   ------------  ------------  -------------   ------------
    Net increase in net assets
     resulting from operations.....   163,182,523    129,438,301      2,419,133     2,156,839     29,129,777     33,790,593
  Distributions to shareholders:
    From net investment income.....   (28,733,052)   (28,593,156)    (1,773,959)   (1,946,052)   (25,231,753)   (23,438,026)
    From net realized gain from
     investment transactions.......   (66,826,702)   (61,376,451)      (192,702)      --          (4,065,757)      (847,470)
    In excess of net realized gain
     from investment
     transactions..................    (1,501,528)*      --             --            --            --              --
  Capital share transactions,
   net.............................   116,881,261     80,316,642      2,288,719    (3,150,453)    41,165,110     15,406,761
                                     ------------   ------------   ------------  ------------  -------------   ------------
    Net increase (decrease) in net
     assets........................   183,002,502    119,785,336      2,741,191    (2,939,666)    40,997,377     24,911,858

NET ASSETS:
  Beginning of year................   792,378,256    672,592,920     37,836,675    40,776,341    381,332,754    356,420,896
                                     ------------   ------------   ------------  ------------  -------------   ------------
  End of year......................  $975,380,758   $792,378,256   $ 40,577,866  $ 37,836,675  $ 422,330,131   $381,332,754
                                     ------------   ------------   ------------  ------------  -------------   ------------
                                     ------------   ------------   ------------  ------------  -------------   ------------
-----------------------------------
                                     ------------   ------------   ------------  ------------  -------------   ------------

 Undistributed net investment
 income                              $    205,849   $    758,037   $    --       $    --       $    --         $    --
 * On a tax basis, there was no return of capital.

                       See Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

                                                       COLUMBIA                     COLUMBIA                 COLUMBIA
                                                    MUNICIPAL BOND                 HIGH YIELD              DAILY INCOME
Years Ended December 31,                              FUND, INC.                   FUND, INC.                 COMPANY
                                              --------------------------  -----------------------------   ---------------
                                                  1998          1997          1998            1997             1998
                                              ------------  ------------  -------------   -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................  $ 19,830,150  $ 19,046,726  $   3,697,029   $   2,832,822   $    52,842,216
    Net realized gain from investments......     3,856,207     2,429,586        277,970       1,148,575         --
    Change in net unrealized appreciation
     (depreciation) on investments..........      (263,686)   10,155,954       (968,024)        279,884         --
                                              ------------  ------------  -------------   -------------   ---------------
    Net increase in net assets resulting
     from operations........................    23,422,671    31,632,266      3,006,975       4,261,281        52,842,216
  Distributions to shareholders:
    From net investment income..............   (19,830,150)  (19,046,726)    (3,697,029)     (2,832,822)      (52,842,216)
    In excess of net investment income......       (10,701)*       (4,724)*      --            --               --
    From net realized gain from investment
     transactions...........................    (4,149,947)   (2,276,966)      (290,221)     (1,136,542)        --
  Capital share transactions, net...........    54,228,675    23,176,895     19,225,699      10,168,259       (59,954,357)
                                              ------------  ------------  -------------   -------------   ---------------
    Net increase (decrease) in net assets...    53,660,548    33,480,745     18,245,424      10,460,176       (59,954,357)

NET ASSETS:
  Beginning of year.........................   409,148,175   375,667,430     39,278,409      28,818,233     1,169,095,568
                                              ------------  ------------  -------------   -------------   ---------------
  End of year...............................  $462,808,723  $409,148,175  $  57,523,833   $  39,278,409   $ 1,109,141,211
                                              ------------  ------------  -------------   -------------   ---------------
                                              ------------  ------------  -------------   -------------   ---------------
 * On a tax basis, there was no return of capital.

Years Ended December 31,
                                                   1997
                                              ---------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................  $    44,915,266
    Net realized gain from investments......        --
    Change in net unrealized appreciation
     (depreciation) on investments..........        --
                                              ---------------
    Net increase in net assets resulting
     from operations........................       44,915,266
  Distributions to shareholders:
    From net investment income..............      (44,915,266)
    In excess of net investment income......
                                                    ---
    From net realized gain from investment
     transactions...........................        --
  Capital share transactions, net...........      279,295,599
                                              ---------------
    Net increase (decrease) in net assets...      279,295,599
NET ASSETS:
  Beginning of year.........................      889,799,969
                                              ---------------
  End of year...............................  $ 1,169,095,568
                                              ---------------
                                              ---------------
 * On a tax basis, there was no return of ca

                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES: --

    The Columbia Funds (the Funds) consist of Columbia Common Stock Fund, Inc.
(CCSF), Columbia Growth Fund, Inc. (CGF), Columbia International Stock Fund, Inc. (CISF), Columbia Special Fund, Inc. (CSF), Columbia Small Cap Fund, Inc.
(CSCF), Columbia Real Estate Equity Fund, Inc. (CREF), Columbia Balanced Fund, Inc. (CBF), Columbia U.S. Government Securities Fund, Inc. (CUSG), Columbia Fixed Income Securities Fund, Inc. (CFIS), Columbia Municipal Bond Fund, Inc.
(CMBF), Columbia High Yield Fund, Inc. (CHYF), and Columbia Daily Income Company
(CDIC). All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except CMBF, which is non-diversified. The policies described below are consistently followed by the Funds for the preparation of their financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION. The values of CCSF, CGF, CISF, CSF, CSCF, CREF and CBF equity investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each fund. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

    CDIC investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of officers of CDIC's investment advisor, specifically so authorized by its Directors. These values are based on cost adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be considered.

    CBF, CUSG, CFIS, CMBF and CHYF fixed income investments are carried at values deemed best to reflect their fair values as determined in good faith under consistently applied procedures by or under the supervision of officers of the investment advisor to those Funds, specifically so authorized by their Directors. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless unusual circumstances indicate that another method of determining fair value should be considered. Market values for CBF, CUSG, CFIS and CHYF fixed income investments are based on the average of bid and ask prices and market value for CMBF is based on bid prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              -- 1. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED --

AFFILIATED ISSUERS. Under the Investment Company Act of 1940, as amended, an issuer is an "affiliated issuer" of a Fund if the Fund holds 5% or more of that issuer's outstanding voting securities or is held under common control. CSF and CBF had investments in such affiliated issuers at December 31, 1998 as follows:

                                             BALANCE OF                                                            DIVIDEND INCOME
                                           SHARES/PRINCIPAL                          BALANCE OF                      JANUARY 1,
                                                HELD          GROSS       GROSS     SHARES HELD        VALUE            1998-
                                            DECEMBER 31,   PURCHASES &   SALES &    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
NAME OF ISSUER                                  1997        ADDITIONS   REDUCTIONS      1998           1998             1998
-----------------------------------------  --------------  -----------  ----------  ------------  ---------------  ---------------
Columbia Special Fund (a)
Abercrombie & Fitch Co...................        800,000       50,000      475,000      375,000   $    26,531,250*
AnnTaylor Stores Corp....................      1,240,000      160,000      921,000      479,000        18,890,562*
Celadon Group, Inc.......................        500,000                   500,000       --             --
Gadzooks, Inc............................        700,000       10,000      710,000       --             --
Integrated Measurement Syst..............        300,000                   300,000       --             --
Osmonics, Inc............................        869,000      108,300      977,300       --             --
Resmed, Inc..............................        500,000      460,000      174,000      786,000        35,664,750
Schnitzer Steel Industries...............        550,000                   550,000       --             --           $    52,500
Vans, Inc................................        860,000       15,000      360,000      515,000         3,540,625*
                                                                                                  ---------------        -------
                                                                                                       84,627,187         52,500
Columbia Balanced Fund (b)
Fleet Mortgage Group, Inc................        550,000                   550,000       --             --
                                                                                                  ---------------        -------
    Total Affiliated Issuers....................................................................  $    84,627,187    $    52,500
                                                                                                  ---------------        -------
                                                                                                  ---------------        -------

  *  Not an affiliate at 12/31/1998.

  (a)  Fund held or holds 5% or more of that issuer's outstanding shares.

  (b)  Fund held an investment under common control.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. CISF enters into forward foreign currency exchange contracts to hedge certain portfolio securities denominated in foreign currencies. Forward contracts are recorded at market value. CISF could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the increase (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized loss arising from forward contracts amounted to $1,097,544 and is included in net realized loss from foreign currency transactions. CISF had no outstanding forward contracts on December 31, 1998.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

FOREIGN CURRENCY TRANSLATIONS. The books and records of CISF are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

 (i) market value of investment securities, other assets, and liabilities at the daily rates of exchange on the valuation date, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

    CISF does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on CISF's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

INTEREST AND DIVIDEND INCOME. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Amortization of discount or premium is recorded over the life of the instrument. The majority of dividend income recorded by CREF is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consist of capital gains and return of capital. For financial reporting purposes, these dividends are recorded as dividend income.

SHAREHOLDER DISTRIBUTIONS. CCSF, CREF and CBF distribute net investment income quarterly and any net realized gains from investment transactions annually. CGF, CISF, CSF and CSCF distribute net investment income and any net realized gains annually. CDIC distributes its net investment income daily. CUSG, CFIS, CMBF and CHYF distribute their net investment income monthly and any net realized gains annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment company income and return of capital received from REITS.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES. The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of investment securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain regulated investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

    As of December 31, 1998, certain Funds have capital loss carryovers available to offset future capital gains as follows:

YEAR CARRYOVER EXPIRES     CISF        CSF       CSCF
-----------------------  ---------  ---------  ---------
            2006         $1,410,029 $1,021,462 $9,350,313

    To the extent that the capital loss carryovers are used to offset any capital gains, it is unlikely that the gains so offset will be distributed to shareholders.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs.

    The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements.

    The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    CHYF invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At December 31, 1998, 1% of the Fund's debt securities were rated Baa, 43% were rated Ba, and 56% were rated B by Moody's Investor Services, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       -- 2. INVESTMENT TRANSACTIONS: --

    Aggregate purchases, sales and maturities, net realized gain (loss) and unrealized appreciation (depreciation) of investments, including temporary cash investments for CDIC and excluding temporary cash investments for all other Funds, as of and for the period ended December 31, 1998, were as follows:

                                         COLUMBIA            COLUMBIA            COLUMBIA             COLUMBIA
                                       COMMON STOCK           GROWTH        INTERNATIONAL STOCK       SPECIAL
                                     FUND, INC. (CCSF)   FUND, INC. (CGF)    FUND, INC. (CISF)    FUND, INC. (CSF)
                                     -----------------   ----------------   -------------------   ----------------
PURCHASES:
  Investment securities other than
   U.S. Government obligations.....   1$,129,094,921      $1,612,295,388       $ 97,930,955        $1,279,917,477
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
SALES AND MATURITIES:
  Investment securities other than
   U.S. Government obligations.....   1$,251,336,234      $1,584,390,311       $118,336,084        $1,700,822,134
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
NET REALIZED GAIN (LOSS):
  Investment securities other than
   U.S. Government obligations.....    $ 89,973,443       $   77,263,496       $ (1,586,408)       $     (544,655)
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
UNREALIZED APPRECIATION
 (DEPRECIATION) AS OF DECEMBER 31,
 1998:
  Appreciation.....................    $235,093,132       $  631,181,726       $ 40,516,921        $  308,916,638
  Depreciation.....................      (7,259,566)          (5,291,565)        (6,002,995)          (20,324,079)
                                     -----------------   ----------------   -------------------   ----------------
    Net unrealized appreciation....    $227,833,566       $  625,890,161       $ 34,513,926        $  288,592,559
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
UNREALIZED APPRECIATION
 (DEPRECIATION) FOR FEDERAL INCOME
 TAX PURPOSES AS OF DECEMBER 31,
 1998:
  Appreciation.....................    $233,744,884       $  627,928,419       $ 40,511,159        $  308,719,262
  Depreciation.....................      (8,844,654)          (6,485,616)        (6,182,830)          (20,433,652)
                                     -----------------   ----------------   -------------------   ----------------
    Net unrealized appreciation....    $224,900,230       $  621,442,803       $ 34,328,329        $  288,285,610
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
For federal income tax purposes,
 the cost of investments owned at
 December 31, 1998.................    $561,749,172       $1,108,178,096       $ 93,546,963        $  659,242,770
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------

The net realized gain for CCSF, CGF, & CSF includes proceeds of $75,163, $345,394, & $777,028, respectively, from shareholder class action suits related to securities held by those Funds.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                                                  COLUMBIA
                                              COLUMBIA           REAL ESTATE          COLUMBIA           COLUMBIA U.S.
                                              SMALL CAP       EQUITY FUND, INC.       BALANCED       GOVERNMENT SECURITIES
                                          FUND, INC. (CSCF)        (CREF)         FUND, INC. (CBF)     FUND, INC. (CUSG)
                                          -----------------   -----------------   ----------------   ---------------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............    $233,395,351        $ 53,045,531       $  729,928,631         $ --
  U.S. Government obligations...........        --                  --                436,330,135          71,008,711
                                          -----------------   -----------------   ----------------   ---------------------
    Total purchases.....................    $233,395,351        $ 53,045,531       $1,166,258,766         $71,008,711
                                          -----------------   -----------------   ----------------   ---------------------
                                          -----------------   -----------------   ----------------   ---------------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............    $180,538,702        $  8,610,059       $  718,083,911         $ --
  U.S. Government obligations...........        --                  --                403,682,023          69,047,865
                                          -----------------   -----------------   ----------------   ---------------------
    Total sales and maturities..........    $180,538,702        $  8,610,059       $1,121,765,934         $69,047,865
                                          -----------------   -----------------   ----------------   ---------------------
                                          -----------------   -----------------   ----------------   ---------------------
NET REALIZED GAIN (LOSS):
  Investment securities other than U.S.
   Government obligations...............    $(10,185,536)       $   (225,330)      $   63,610,090         $ --
  U.S. Government obligations...........        --                  --                  2,221,251             463,379
                                          -----------------   -----------------   ----------------   ---------------------
    Total net realized gain (loss)......    $(10,185,536)       $   (225,330)      $   65,831,341         $   463,379
                                          -----------------   -----------------   ----------------   ---------------------
                                          -----------------   -----------------   ----------------   ---------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF DECEMBER 31, 1998:
  Appreciation..........................    $ 30,641,231        $ 10,580,861       $  169,395,015         $   315,675
  Depreciation..........................      (4,892,621)        (12,900,023)          (6,627,357)            (42,930)
                                          -----------------   -----------------   ----------------   ---------------------
    Net unrealized appreciation
     (depreciation).....................    $ 25,748,610        $ (2,319,162)      $  162,767,658         $   272,745
                                          -----------------   -----------------   ----------------   ---------------------
                                          -----------------   -----------------   ----------------   ---------------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 DECEMBER 31, 1998:
  Appreciation..........................    $ 29,887,958        $ 12,047,904       $  168,462,123         $   315,675
  Depreciation..........................      (5,034,071)        (11,819,293)          (6,640,232)            (42,930)
                                          -----------------   -----------------   ----------------   ---------------------
    Net unrealized appreciation.........    $ 24,853,887        $    228,611       $  161,821,891         $   272,745
                                          -----------------   -----------------   ----------------   ---------------------
                                          -----------------   -----------------   ----------------   ---------------------
For federal income tax purposes, the
 cost of investments owned at December
 31, 1998...............................    $127,519,538        $154,707,312       $  798,675,608         $39,239,616
                                          -----------------   -----------------   ----------------   ---------------------
                                          -----------------   -----------------   ----------------   ---------------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                           COLUMBIA FIXED         COLUMBIA            COLUMBIA           COLUMBIA
                                          INCOME SECURITIES    MUNICIPAL BOND        HIGH YIELD        DAILY INCOME
                                          FUND, INC. (CFIS)   FUND, INC. (CMBF)   FUND, INC. (CHYF)   COMPANY (CDIC)
                                          -----------------   -----------------   -----------------   ---------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............    $117,932,587        $118,516,226         $52,133,634      $9,300,863,600
  U.S. Government obligations...........     356,343,890            --                  --                29,534,303
                                          -----------------   -----------------   -----------------   ---------------
    Total purchases.....................    $474,276,477        $118,516,226         $52,133,634      $9,330,397,903
                                          -----------------   -----------------   -----------------   ---------------
                                          -----------------   -----------------   -----------------   ---------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............    $ 79,673,898        $ 69,367,033         $35,136,859      $9,461,984,392
  U.S. Government obligations...........     344,972,034            --                  --                  --
                                          -----------------   -----------------   -----------------   ---------------
    Total sales and maturities..........    $424,645,932        $ 69,367,033         $35,136,859      $9,461,984,392
                                          -----------------   -----------------   -----------------   ---------------
                                          -----------------   -----------------   -----------------   ---------------
NET REALIZED GAIN:
  Investment securities other than U.S.
   Government obligations...............    $    946,821        $  3,856,207         $   277,970
  U.S. Government obligations...........       3,234,237            --                  --
                                          -----------------   -----------------   -----------------
    Total net realized gain.............    $  4,181,058        $  3,856,207         $   277,970
                                          -----------------   -----------------   -----------------
                                          -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF DECEMBER 31, 1998:
  Appreciation..........................    $ 10,730,450        $ 24,047,833         $   885,498
  Depreciation..........................      (1,413,590)           (248,149)           (722,858)
                                          -----------------   -----------------   -----------------
    Net unrealized appreciation.........    $  9,316,860        $ 23,799,684         $   162,640
                                          -----------------   -----------------   -----------------
                                          -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 DECEMBER 31, 1998:
  Appreciation..........................    $ 10,730,450        $ 24,038,889         $   858,123
  Depreciation..........................      (1,413,590)           (259,561)           (730,895)
                                          -----------------   -----------------   -----------------
    Net unrealized appreciation.........    $  9,316,860        $ 23,779,328         $   127,228
                                          -----------------   -----------------   -----------------
                                          -----------------   -----------------   -----------------
For federal income tax purposes, the
 cost of investments owned at December
 31, 1998...............................    $405,960,645        $427,458,729         $51,394,447      $1,100,606,014
                                          -----------------   -----------------   -----------------   ---------------
                                          -----------------   -----------------   -----------------   ---------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            -- 3. CAPITAL STOCK: --

                                            COLUMBIA                         COLUMBIA                         COLUMBIA
                                          COMMON STOCK                        GROWTH                     INTERNATIONAL STOCK
                                        FUND, INC. (CCSF)                FUND, INC. (CGF)                 FUND, INC. (CISF)
                                  -----------------------------   -------------------------------   -----------------------------
                                      1998            1997             1998             1997            1998            1997
                                  -------------   -------------   --------------   --------------   -------------   -------------
SHARES:
  Shares sold...................     13,269,125      12,609,458       12,502,270        9,453,209       6,757,057       6,414,910
  Shares issued for reinvestment
   of dividends.................      3,761,670       3,039,307        1,958,431        4,230,608           4,073       1,146,267
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                     17,030,795      15,648,765       14,460,701       13,683,817       6,761,130       7,561,177
  Less shares redeemed..........    (19,963,393)     (7,908,821)     (11,802,719)      (9,715,431)     (8,752,521)     (5,939,634)
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Net increase (decrease) in
   shares.......................     (2,932,598)      7,739,944        2,657,982        3,968,386      (1,991,391)      1,621,543
                                  -------------   -------------   --------------   --------------   -------------   -------------
AMOUNTS:
  Sales.........................  $ 313,993,826   $ 277,332,028   $  483,570,772   $  329,861,186   $  96,626,658   $  98,515,375
  Reinvestment of dividends.....     91,734,934      66,961,124       83,252,983      145,279,077          62,933      15,703,862
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                    405,728,760     344,293,152      566,823,755      475,140,263      96,689,591     114,219,237
  Less redemptions..............   (477,383,338)   (175,504,043)    (453,218,774)    (339,050,645)   (125,490,278)    (92,291,698)
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Net increase (decrease).......  $ (71,654,578)  $ 168,789,109   $  113,604,981   $  136,089,618   $ (28,800,687)  $  21,927,539
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Capital stock authorized
   (shares).....................    100,000,000                      100,000,000                      100,000,000
  Par Value.....................         no par                   $          .01                           no par

                                             COLUMBIA                         COLUMBIA                        COLUMBIA
                                              SPECIAL                        SMALL CAP                   REAL ESTATE EQUITY
                                         FUND, INC. (CSF)                FUND, INC. (CSCF)               FUND, INC. (CREF)
                                  -------------------------------   ----------------------------   ------------------------------
                                       1998             1997            1998            1997           1998             1997
                                  --------------   --------------   -------------   ------------   -------------   --------------
SHARES:
  Shares sold...................      15,749,843       17,301,738       8,487,025      6,092,245       9,988,402        9,713,082
  Shares issued for reinvestment
   of dividends.................          19,697        5,787,116             684        229,093         416,553          444,904
                                  --------------   --------------   -------------   ------------   -------------   --------------
                                      15,769,540       23,088,854       8,487,709      6,321,338      10,404,955       10,157,986
  Less shares redeemed..........     (36,402,850)     (41,278,382)     (5,074,580)    (2,149,149)     (8,048,667)      (6,308,136)
                                  --------------   --------------   -------------   ------------   -------------   --------------
  Net increase (decrease) in
   shares.......................     (20,633,310)     (18,189,528)      3,413,129      4,172,189       2,356,288        3,849,850
                                  --------------   --------------   -------------   ------------   -------------   --------------
AMOUNTS:
  Sales.........................  $  326,466,750   $  365,659,534   $ 142,918,397   $ 97,707,061   $ 171,289,503   $  168,764,062
  Reinvestment of dividends.....         465,243      117,246,979          11,916      3,814,406       6,951,254        8,209,513
                                  --------------   --------------   -------------   ------------   -------------   --------------
                                     326,931,993      482,906,513     142,930,313    101,521,467     178,240,757      176,973,575
  Less redemptions..............    (755,726,707)    (868,767,173)    (84,214,365)   (34,275,712)   (135,957,517)    (109,555,833)
                                  --------------   --------------   -------------   ------------   -------------   --------------
  Net increase (decrease).......  $ (428,794,714)  $ (385,860,660)  $  58,715,948   $ 67,245,755   $  42,283,240   $   67,417,742
                                  --------------   --------------   -------------   ------------   -------------   --------------
                                  --------------   --------------   -------------   ------------   -------------   --------------
  Capital stock authorized
   (shares).....................     100,000,000                      100,000,000                    100,000,000
  Par Value.....................  $          .01                           no par                         no par

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       -- 3. CAPITAL STOCK, CONTINUED --

                                            COLUMBIA                     COLUMBIA U.S.                 COLUMBIA FIXED
                                            BALANCED                 GOVERNMENT SECURITIES            INCOME SECURITIES
                                        FUND, INC. (CBF)               FUND, INC. (CUSG)              FUND, INC. (CFIS)
                                  -----------------------------   ---------------------------   -----------------------------
                                      1998            1997            1998           1997           1998            1997
                                  -------------   -------------   ------------   ------------   -------------   -------------
SHARES:
  Shares sold...................     13,507,447      11,631,390      2,328,032      1,678,641      12,025,253       8,909,289
  Shares issued for reinvestment
   of dividends.................      4,168,672       4,143,787        220,206        214,917       1,746,053       1,456,925
                                  -------------   -------------   ------------   ------------   -------------   -------------
                                     17,676,119      15,775,177      2,548,238      1,893,558      13,771,306      10,366,214
  Less shares redeemed..........    (12,580,813)    (11,880,698)    (2,273,646)    (2,278,311)    (10,720,493)     (9,188,186)
                                  -------------   -------------   ------------   ------------   -------------   -------------
  Net increase (decrease) in
   shares.......................      5,095,306       3,894,479        274,592       (384,753)      3,050,813       1,178,028
                                  -------------   -------------   ------------   ------------   -------------   -------------
                                  -------------   -------------   ------------   ------------   -------------   -------------
AMOUNTS:
  Sales.........................  $ 307,811,840   $ 255,961,711   $ 19,453,757   $ 13,843,228   $ 162,360,726   $ 117,209,758
  Reinvestment of dividends.....     96,330,655      89,309,106      1,841,909      1,771,509      23,546,526      19,185,059
                                  -------------   -------------   ------------   ------------   -------------   -------------
                                    404,142,495     345,270,817     21,295,666     15,614,737     185,907,252     136,394,817
  Less redemptions..............   (287,261,234)   (264,954,175)   (19,006,947)   (18,765,190)   (144,742,142)   (120,988,056)
                                  -------------   -------------   ------------   ------------   -------------   -------------
  Net increase (decrease).......  $ 116,881,261   $  80,316,642   $  2,288,719   $ (3,150,453)  $  41,165,110   $  15,406,761
                                  -------------   -------------   ------------   ------------   -------------   -------------
                                  -------------   -------------   ------------   ------------   -------------   -------------
  Capital stock authorized
   (shares).....................    100,000,000                    100,000,000                    200,000,000
  Par Value.....................         no par                   $        .01                  $         .01

                                               COLUMBIA                        COLUMBIA                 COLUMBIA
                                            MUNICIPAL BOND                    HIGH YIELD              DAILY INCOME
                                           FUND, INC. (CMBF)               FUND, INC. (CHYF)         COMPANY (CDIC)
                                     -----------------------------   -----------------------------   ---------------
                                         1998            1997            1998            1997             1998
                                     -------------   -------------   -------------   -------------   ---------------
SHARES:
  Shares sold......................     10,282,298       6,372,612       5,050,748       2,127,208     1,712,535,787
  Shares issued for reinvestment of
   dividends.......................      1,535,194       1,369,697         350,237         342,994        52,814,144
                                     -------------   -------------   -------------   -------------   ---------------
                                        11,817,492       7,742,309       5,400,985       2,470,202     1,765,349,931
  Less shares redeemed.............     (7,484,819)     (5,853,872)     (3,469,996)     (1,457,004)   (1,825,304,288)
                                     -------------   -------------   -------------   -------------   ---------------
  Net increase (decrease) in
   shares..........................      4,332,673       1,888,437       1,930,989       1,013,198       (59,954,357)
                                     -------------   -------------   -------------   -------------   ---------------
                                     -------------   -------------   -------------   -------------   ---------------
AMOUNTS:
  Sales............................  $ 128,573,968   $  77,959,329   $  50,292,553   $  21,499,878   $ 1,712,535,787
  Reinvestment of dividends........     19,177,222      16,813,005       3,493,216       3,460,890        52,814,144
                                     -------------   -------------   -------------   -------------   ---------------
                                       147,751,190      94,772,334      53,785,769      24,960,768     1,765,349,931
  Less redemptions.................    (93,522,515)    (71,595,439)    (34,560,070)    (14,792,509)   (1,825,304,288)
                                     -------------   -------------   -------------   -------------   ---------------
  Net increase (decrease)..........  $  54,228,675   $  23,176,895   $  19,225,699   $  10,168,259   $   (59,954,357)
                                     -------------   -------------   -------------   -------------   ---------------
                                     -------------   -------------   -------------   -------------   ---------------
  Capital stock authorized
   (shares)........................    100,000,000                     100,000,000                     2,000,000,000
  Par Value........................  $         .01                          no par                   $          .001

                                          1997
                                     ---------------
SHARES:
  Shares sold......................    1,948,660,105
  Shares issued for reinvestment of
   dividends.......................       44,892,534
                                     ---------------
                                       1,993,552,639
  Less shares redeemed.............   (1,714,257,040)
                                     ---------------
  Net increase (decrease) in
   shares..........................      279,295,599
                                     ---------------
                                     ---------------
AMOUNTS:
  Sales............................  $ 1,948,660,105
  Reinvestment of dividends........       44,892,534
                                     ---------------
                                       1,993,552,639
  Less redemptions.................   (1,714,257,040)
                                     ---------------
  Net increase (decrease)..........  $   279,295,599
                                     ---------------
                                     ---------------
  Capital stock authorized
   (shares)........................
  Par Value........................

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES: --

                                                                                                          COLUMBIA
                                              COLUMBIA             COLUMBIA              COLUMBIA         SPECIAL
                                            COMMON STOCK            GROWTH          INTERNATIONAL STOCK  FUND, INC.
                                          FUND, INC. (CCSF)    FUND, INC. (CGF)      FUND, INC. (CISF)     (CSF)
                                          -----------------  ---------------------  -------------------  ----------
Investment management fees incurred.....     $5,136,336           $8,591,359            $1,414,138       $9,054,501
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................     0.60 of 1%          0.75 of 1% to              1%             1% to
                                                              $200,000,000 daily                         $500,000,000
                                                             net assets; 0.625 of                        daily net
                                                                  1% between                              assets;
                                                               $200,000,000 and                          0.75 of 1%
                                                               $500,000,000; and                         in excess
                                                                  0.50 of 1%                                 of
                                                                 in excess of                            $500,000,000
                                                                 $500,000,000

Transfer agent fee (included in
 shareholder servicing costs)...........      $566,008            $1,070,063             $351,255         $883,820
Fees earned by directors not affiliated
 with each Fund's investment adviser,
 transfer agent, or Columbia Management
 Co.....................................       $8,409               $15,130               $1,413          $10,492

                                              COLUMBIA            COLUMBIA           COLUMBIA          COLUMBIA U.S.
                                              SMALL CAP      REAL ESTATE EQUITY      BALANCED      GOVERNMENT SECURITIES
                                          FUND, INC. (CSCF)  FUND, INC. (CREF)   FUND, INC. (CBF)    FUND, INC. (CUSG)
                                          -----------------  ------------------  ----------------  ---------------------
Investment management fees incurred.....     $1,246,153          $1,221,370         $4,512,177           $194,507
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................         1%              0.75 of 1%         0.50 of 1%          0.50 of 1%
Transfer agent fee (included in
 shareholder servicing costs)...........      $205,425            $196,454           $631,375             $48,648
Fees earned by directors not affiliated
 with each Fund's investment adviser,
 transfer agent, or Columbia Management
 Co.....................................       $1,206              $1,629             $8,884               $390

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES, CONTINUED --

                                           COLUMBIA FIXED        COLUMBIA           COLUMBIA            COLUMBIA
                                          INCOME SECURITIES   MUNICIPAL BOND       HIGH YIELD         DAILY INCOME
                                          FUND, INC. (CFIS)  FUND, INC. (CMBF)  FUND, INC. (CHYF)    COMPANY (CDIC)
                                          -----------------  -----------------  -----------------  ------------------
Investment management fees incurred.....     $2,050,200         $2,149,321          $292,249           $5,005,974
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................     0.50 of 1%         0.50 of 1%         0.60 of 1%        0.50 of 1% to
                                                                                                   $500,000,000 daily
                                                                                                    net assets; 0.45
                                                                                                     of 1% between
                                                                                                    $500,000,000 and
                                                                                                    $1,000,000,000;
                                                                                                   and 0.40 of 1% in
                                                                                                       excess of
                                                                                                     $1,000,000,000
Transfer agent fee (included in
 shareholder servicing costs)...........      $279,982           $121,757            $54,467            $734,286
Fees earned by directors not affiliated
 with each Fund's investment adviser,
 transfer agent, or Columbia Management
 Co.....................................       $4,081             $4,276              $481              $10,609
Value of investments held at December
 31, 1998 by:
  Columbia Management Co................     $1,091,186         $6,856,080                            $27,551,924
  Columbia Funds Management Company.....      $248,322          $1,887,379                            $22,773,231

The investment adviser of the Funds is Columbia Funds Management Company (CFMC). The transfer agent for the Funds is Columbia Trust Company (CTC), a majority owned subsidiary of CFMC. The transfer agent is compensated based on a per account fee.

CFMC, CTC and Columbia Management Company (CMC), an affiliated company, are indirect subsidiaries of Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. J. Jerry Inskeep, Jr., an officer and director of the Funds, is affiliated with Fleet, but receives no compensation or other payment from the Funds.

Columbia Common Stock Fund, Columbia Special Fund and Columbia Balanced Fund paid $5,190, $3,000 and $1,080 in brokerage commissions to Quick & Reilly, Inc., an affiliate, during the fiscal year ending December 31, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS
       -----------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS,
Columbia Common Stock Fund, Inc. (CCSF)
Columbia Growth Fund, Inc. (CGF)
Columbia International Stock Fund, Inc. (CISF)
Columbia Special Fund, Inc. (CSF)
Columbia Small Cap Fund, Inc. (CSCF)
Columbia Real Estate Equity Fund, Inc. (CREF)
Columbia Balanced Fund, Inc. (CBF)
Columbia U.S. Government Securities Fund, Inc. (CUSG)
Columbia Fixed Income Securities Fund, Inc. (CFIS)
Columbia Municipal Bond Fund, Inc. (CMBF)
Columbia High Yield Fund, Inc. (CHYF)
Columbia Daily Income Company (CDIC)

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twelve funds comprising the Columbia Funds (the "Funds"), investment companies, at December 31, 1998, and the results of their operations and the changes in their net assets for the years ended December 31, 1998 and 1997, and the financial highlights for the periods presented therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned as of December 31, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Portland, Oregon
February 12, 1999

                                     NOTES

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL ENTITY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK; AND INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                    [LOGO]

                                COLUMBIA FUNDS
              --1301 S.W. FIFTH AVENUE, PORTLAND, OREGON 97201--


                                 --DIRECTORS--
              --------------------------------------------------
                                JAMES C. GEORGE
                             J. JERRY INSKEEP, JR.
                              THOMAS R. MACKENZIE
                             RICHARD L. WOOLWORTH


                            --INVESTMENT ADVISOR--
              --------------------------------------------------
                       COLUMBIA FUNDS MANAGEMENT COMPANY
                            1300 S.W. SIXTH AVENUE
                            PORTLAND, OREGON 97201


                               --LEGAL COUNSEL--
              --------------------------------------------------
                                STOEL RIVES LLP
                       900 S.W. FIFTH AVENUE, SUITE 2300
                          PORTLAND, OREGON 97204-1268


                                 --AUDITORS--
              --------------------------------------------------
                          PRICEWATERHOUSECOOPERS LLP
                      1300 S.W. FIFTH AVENUE, SUITE 3100
                            PORTLAND, OREGON 97201


                              --TRANSFER AGENT--
              --------------------------------------------------
                            COLUMBIA TRUST COMPANY
                            1301 S.W. FIFTH AVENUE
                            PORTLAND, OREGON 97201










   THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE MANAGERS VIEWS CONTAINED IN THIS REPORT ARE SUBJECT TO CHANGE AT ANY
                TIME, BASED ON MARKET AND OTHER CONSIDERATIONS.
    PORTFOLIO CHANGES SHOULD NOT BE CONSIDERED RECOMMENDATIONS FOR ACTION BY
                             INDIVIDUAL INVESTORS.
               FUNDS DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.